                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-0816

                       American Century Mutual Funds, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                     4500 Main Street Kansas City, MO. 64111
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO. 64111
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (816) 531-5575

Date of fiscal year end:   October 31, 2002

Date of reporting period:  April 30, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report to Shareholders

Front cover

April 30, 2003

[graphic of chart]

American Century
Semiannual Report

[graphic of starfish]

[graphic of two steel bridges]

Giftrust(reg.sm)

[american century logo and text logo (reg. sm)]

Our Message to You ........................................................    1

GIFTRUST

FINANCIAL STATEMENTS

OTHER INFORMATION
Comparative Indices .......................................................   15

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the Giftrust fund for the six months ended April 30, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, a full listing of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Giftrust shareholder report will be the annual report for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

[signature of James E. Stowers, Jr.]

      James E. Stowers, Jr.
      Founder and Chairman

[signature of James E. Stowers, III]

      James E. Stowers III
      Co-Chairman of the Board

                                                                           1

Giftrust - Performance

TOTAL RETURNS AS OF APRIL 30, 2003

                                                   AVERAGE ANNUAL RETURNS
                                                   ----------------------
                                                                         SINCE        INCEPTION
                                1 YEAR       5 YEARS     10 YEARS      INCEPTION        DATE
                                ------       -------     --------      ---------        ----
GIFTRUST                       -23.04%       -8.55%        4.38%         11.30%        11/25/83
RUSSELL MIDCAP GROWTH INDEX    -16.67%       -3.00%        7.77%         N/A(1)          --

(1)      Benchmark began 12/31/85.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30

                   1994     1995      1996       1997       1998       1999      2000       2001       2002       2003
                   ----     ----      ----       ----       ----       ----      ----       ----       ----       ----
Giftrust          29.84%   32.24%    40.16%    -27.08%     36.76%    -21.02%   113.18%    -42.37%    -14.35%    -23.04%
Russell Midcap
Growth Index      11.08%   13.10%    33.79%      3.92%     40.84%     12.33%    53.02%    -29.47%    -15.01%    -16.67%

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

2

Giftrust - Performance Review

[photo of Kurt Stalzer and Linda Peterson]

A performance review from Kurt Stalzer and Linda Peterson, portfolio managers on the Giftrust investment team.

Giftrust fell 1.01% for the six months ended April 30, 2003 while its benchmark, the Russell Midcap Growth Index, rose 8.19%. During the period, the domestic stock market gained ground. The breadth of the advance was reflected in the positive performances of the Russell 1000 Index, which measures large-cap stocks, and the Russell 2000 Index, which measures smaller stocks. Much of the market's progress was made in March and April. For example, from its six-month low on March 11 through April 30, the Russell Midcap Growth Index returned
14.69%; from October 31, 2002, through March 11, 2003, the benchmark index lost
5.67%.

Giftrust's health care stake was a top detractor from the portfolio's six-month returns. Investments in the medical providers and services industry hurt performance most. This included the portfolio's biggest detractor, specialty drug distributor Accredo Health, which was sold. However, there were a number of bright spots among Giftrust's health care holdings. Omnicare, a provider of pharmacy services to long-term care facilities, was one of the portfolio's best individual contributors. Teva Pharmaceutical Industries, a global drug company with a focus on generics, was another top contributor during the period. Select medical products and supplies manufacturers also turned in positive results.

In the consumer services sector, Giftrust's investments in media companies detracted from six-month returns. However, the portfolio earned positive results from its industrials stake. The leading performers were found in the environmental services industry. Positions in the energy and consumer cyclical sectors also helped performance.

Giftrust's position in the technology sector was a top detractor from

TOP TEN HOLDINGS
AS OF APRIL 30, 2003
                                        % OF FUND            % OF FUND
                                       INVESTMENTS          INVESTMENTS
                                          AS OF                AS OF
                                         4/30/03             10/31/02
Affiliated Computer
Services Inc.                             2.9%                  2.2%

Omnicare, Inc.                            2.6%                  2.5%

American Standard
Companies Inc.                            2.4%                  1.9%

Bard (C.R.), Inc.                         2.4%                  1.8%

Teva Pharmaceutical
Industries Ltd. ADR                       2.3%                  1.6%

Westwood One, Inc.                        2.1%                  2.7%

Cooper Cameron Corp.                      2.0%                  2.0%

Corporate Executive
Board Co. (The)                           2.0%                  1.5%

Pactiv Corporation                        1.9%                  0.8%

Aflac Inc.                                1.6%                  1.6%

                                                                    (continued)

3

Giftrust - Performance Review

returns. The biggest declines in this area were posted by defense and aerospace companies, including Alliant Techsystems. Computer hardware and software companies also fell. However, the portfolio's returns were helped by its semiconductor holdings.

Giftrust's position in the information services industry boosted returns.
Corporate Executive Board, a provider of business research and analysis services to more than 1,900 companies in the U.S. and abroad, was one standout in the area. On the downside, PEC Solutions, which helps government clients utilize the
Internet to improve performance, detracted from the portfolio's results, and the stock was sold.

TOP FIVE INDUSTRIES

AS OF APRIL 30, 2003
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/03              10/31/02

Information Services                      9.1%                  8.3%

Medical Products
& Supplies                                8.3%                 11.4%

Semiconductor                             5.2%                  3.9%

Computer Hardware &
Business Machines                         4.5%                  3.3%

Media                                     4.4%                  6.6%

TYPES OF INVESTMENTS IN PORTFOLIO
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
U.S. Common Stocks &
Equity Futures                           91.0%                 94.2%

Foreign Stocks                            5.2%                  2.1%

TOTAL EQUITY EXPOSURE                    96.2%                 96.3%

Temporary Cash
Investments                               3.8%                  3.7%

4

Giftrust - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                            Value
--------------------------------------------------------------------------------

COMMON STOCKS - 91.3%

APPAREL & TEXTILES - 1.5%
                     352,500    Liz Claiborne, Inc.                  $   11,467

BANKS - 0.5%
                     125,000    National City Corp.                       3,745

BIOTECHNOLOGY - 2.4%
                     267,000    CV Therapeutics, Inc.(1)                  5,335
                     109,200    Gilead Sciences, Inc.(1)                  5,041
                     147,900    ICOS Corporation(1)                       3,956
                     108,200    MedImmune, Inc.(1)                        3,816
                                                                         18,148

CHEMICALS - 3.9%
                     159,900    Avery Dennison Corp.                      8,476
                     707,600    Pactiv Corporation(1)                    14,520
                     151,600    Valspar Corp.                             6,548
                                                                         29,544

CLOTHING STORES - 2.1%
                     355,100    Foot Locker Inc.                          3,906
                     409,200    Gap, Inc. (The)                           6,805
                     244,650    Pacific Sunwear of California(1)          5,576
                                                                         16,287

COMPUTER HARDWARE &
BUSINESS MACHINES - 4.5%
                     509,194    American Power Conversion Corp.(1)        7,941
                     180,731    Avocent Corp.(1)                          5,362
                     105,059    Imation Corporation(1)                    3,604
                     762,800    McData Corporation Cl A(1)                8,074
                     327,900    Pinnacle Systems, Inc.(1)                 3,105
                      89,719    Zebra Technologies Corp. Cl A(1)          5,979
                                                                         34,065

COMPUTER SOFTWARE - 4.1%
                     254,000    Amdocs Ltd.(1)                            4,486
                      84,700    Business Objects S.A. ADR(1)              1,841
                     280,800    Cognos, Inc.(1)                           7,623
                     309,600    Documentum Inc.(1)                        5,694
                     121,600    Kronos Inc.(1)                            5,547
                     168,700    Mercury Interactive Corp.(1)              5,723
                                                                         30,914

DEFENSE/AEROSPACE - 1.9%
                     200,200    Alliant Techsystems Inc.(1)              10,755
                      79,100    Lockheed Martin Corp.                     3,959
                                                                         14,714

DEPARTMENT STORES - 0.7%
                     159,800    Family Dollar Stores, Inc.                5,464

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------

DRUGS - 4.3%
                     154,600   Barr Laboratories, Inc.(1)              $  8,596
                     239,600   Mylan Laboratories Inc.                    6,773
                     372,369   Teva Pharmaceutical
                               Industries Ltd. ADR                       17,395
                                                                         32,764

ELECTRICAL EQUIPMENT - 3.3%
                      85,000   Amphenol Corp. Cl A(1)                     3,765
                     386,742   Comverse Technology, Inc.(1)               5,049
                     620,000   Corning Inc.(1)                            3,360
                     632,200   Flextronics International Ltd. ADR(1)      5,538
                     349,000   UTStarcom Inc.(1)                          7,600
                                                                         25,312

ENERGY RESERVES & PRODUCTION - 2.4%
                      87,200   EOG Resources Inc.                         3,260
                     180,500   Pioneer Natural Resources Co.(1)           4,318
                     552,800   XTO Energy Inc.                           10,779
                                                                         18,357

ENVIRONMENTAL SERVICES - 2.6%
                     400,900   Republic Services, Inc. Cl A(1)            8,603
                     278,500   Stericycle, Inc.(1)                       10,950
                                                                         19,553

FOOD & BEVERAGE - 1.5%
                      87,200   Hershey Foods Corp.                        5,690
                     166,300   Performance Food Group Co.(1)              5,837
                                                                         11,527

HEAVY MACHINERY - 0.3%
                      51,400   Deere & Co.                                2,263

HOTELS - 0.6%
                     329,800   Hilton Hotels Corp.                        4,393

INDUSTRIAL PARTS - 4.4%
                     254,600   American Standard Companies Inc.(1)       18,124
                     218,038   Fastenal Company                           7,539
                      42,900   Grainger (W.W.), Inc.                      1,980
                      59,277   Ingersoll-Rand Company                     2,613
                     132,468   Pall Corp.                                 2,798
                                                                         33,054

INDUSTRIAL SERVICES - 1.6%
                     366,166   Manpower Inc.                             12,040

INFORMATION SERVICES - 9.1%
                     460,000   Affiliated Computer Services Inc.(1)      21,941
                     675,144   BearingPoint, Inc.(1)                      5,516
                     226,700   ChoicePoint Inc.(1)                        7,998
                     123,000   Computer Sciences Corp.(1)                 4,053
                     365,796   Corporate Executive Board Co. (The)(1)    14,979
                     224,359   Getty Images Inc.(1)                       7,595
                     241,400   Paychex, Inc.                              7,518
                                                                         69,600

See Notes to Financial Statements.                                  (continued)

5

Giftrust - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------

LEISURE - 0.5%
                     166,000    Mattel, Inc.                           $ 3,609

LIFE & HEALTH INSURANCE - 1.6%
                     372,800    Aflac Inc.                              12,194

MEDIA - 4.4%
                     238,800    Cumulus Media Inc.(1)                    4,113
                     197,800    Entercom Communications Corp.(1)         9,611
                     106,000    Lamar Advertising Company(1)             3,809
                     450,019    Westwood One, Inc.(1)                   15,706
                                                                        33,239

MEDICAL PRODUCTS & SUPPLIES - 8.3%
                      90,500    Alcon, Inc.(1)                           3,987
                     281,500    Bard (C.R.), Inc.                       17,841
                     161,800    Boston Scientific Corp.(1)               6,965
                     176,700    Cooper Companies, Inc. (The)             4,930
                     311,100    Edwards Lifesciences Corporation(1)      8,981
                      24,338    Gen-Probe Incorporated(1)                  757
                     178,976    Henry Schein, Inc.(1)                    7,720
                     143,000    Integra LifeSciences Holdings(1)         3,825
                      72,400    St. Jude Medical, Inc.(1)                3,798
                     169,102    Steris Corp.(1)                          3,839
                                                                        62,643

MEDICAL PROVIDERS & SERVICES - 4.2%
          511,200  Health Management
                   Associates, Inc. Cl A                                 8,721
                     154,100    Odyssey HealthCare, Inc.(1)              3,983
                     730,255    Omnicare, Inc.(2)                       19,366
                                                                        32,070

MINING & METALS - 0.8%
                     101,700    Ball Corp.                               5,711

MOTOR VEHICLES & PARTS - 2.3%
                     232,900    Genuine Parts Company                    7,446
                     219,300    Harley-Davidson, Inc.                    9,746
                                                                        17,192

OIL SERVICES - 3.5%
                     206,800    BJ Services Co.(1)                       7,550
                     313,500    Cooper Cameron Corp.(1)                 15,004
                      94,600    Weatherford International Ltd.(1)        3,806
                                                                        26,360

RAILROADS - 0.9%
                     140,900    Canadian National Railway Co. ORD        6,846

RESTAURANTS - 0.5%
                     147,300    Applebee's International Inc.            4,043

SECURITIES & ASSET MANAGEMENT - 3.6%
                     164,600    Affiliated Managers Group Inc.(1)        7,624
                      28,748    Alliance Capital
                                Management Holding L.P.                   916

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
                     164,400   Franklin Resources, Inc.            $    5,734
                     129,400   Legg Mason, Inc.                         7,026
                      94,000   Lehman Brothers Holdings Inc.            5,919
                                                                       27,219

SEMICONDUCTOR - 5.2%
                     342,000   Arrow Electronics, Inc.(1)               5,773
                     165,000   International Rectifier Corp.(1)         3,732
                      70,100   KLA-Tencor Corp.(1)                      2,872
                     286,500   Linear Technology Corp.                  9,879
                     296,647   Maxim Integrated Products, Inc.         11,657
                     168,300   Power Integrations, Inc.(1)              3,729
                      71,000   Xilinx, Inc.(1)                          1,922
                                                                       39,564

SPECIALTY STORES - 3.8%
                     221,700   Best Buy Co., Inc.(1)                    7,666
                     272,146   PETCO Animal Supplies, Inc.(1)           5,750
                     348,761   Staples, Inc.(1)                         6,639
                     309,800   Tiffany & Co.                            8,594
                                                                       28,649

TOTAL COMMON STOCKS
(Cost $631,375)                                                       692,550

 TEMPORARY CASH INVESTMENTS -
 SEGREGATED FOR FUTURES* - 4.9%

Repurchase Agreement, Merrill
Lynch & Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 1.22%,
dated 4/30/03, due 5/1/03  (Delivery value $37,142)
(Cost $37,141)                                                         37,141

TEMPORARY CASH INVESTMENTS - 3.8%

Repurchase Agreement, Merrill
Lynch & Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 1.22%,
dated 4/30/03, due 5/1/03
(Delivery value $159)                                                     159

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations),
in a joint trading account at 1.22%,
dated 4/30/03, due 5/1/03
(Delivery value $28,301)                                               28,300

TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $28,459)                                                         28,459

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $696,975)                                                      $758,150

See Notes to Financial Statements.
(continued)

6

Giftrust - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

                   ($ In Thousands)                                Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS

Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Agency obligations),
1.36%, dated 4/30/03, due 5/1/03
(Delivery value $50,002)                                          $50,000

Repurchase Agreement, Nomura Securities,
(U.S. Agency obligations), 1.37%,
dated 4/30/03, due 5/1/03
(Delivery value $59,752)                                           59,750

                                                                 $109,750

                 ($ In Thousands)                                  Value
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES

          $15,004  Citibank Credit Card Issuance
                   Trust, Series 2000 A2, Floater,
                   1.34%, 5/7/03, resets
                   quarterly  off the 3-month LIBOR plus a
                   floor of 0.05% with no caps                  $  15,004

           10,000  Security Benefit Life
                   Insurance Co., Floater,
                   1.46%, 5/14/03                                  10,000

                                                                   25,004

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $134,754)                                                  $134,754

EQUITY FUTURES CONTRACTS*

                                                                      ($ In Thousands)
                                                           Underlying Face
     Purchased                  Expiration Date        Amount at Value       Unrealized Gain
     ---------                  ---------------        ---------------       ---------------
320  NASDAQ 100 Futures            June 2003                $35,392                $4,227
  8  S&P 400 MidCap Futures        June 2003                  1,749                    59
                                                            $37,141                $4,286

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell).
By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
LIBOR = London Interbank Offered Rate
ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets,the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1)  Non-income producing.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
(Amounts In Thousands Except Per-Share Amounts)

ASSETS
Investment securities, at value (cost of $696,975) -
including $143,268 for securities loaned                               $758,150
Collateral received for securities loaned,
at value (cost of $134,754)                                             134,754
Cash                                                                         16
Receivable for investments sold                                           5,590
Dividends and interest receivable                                           142
                                                                        898,652

LIABILITIES
Payable for securities loaned, at value                                 134,754
Payable for investments purchased                                        11,663
Payable for variation margin on futures contracts                           333
Accrued management fees                                                     602
                                                                        147,352
Net Assets                                                             $751,300

CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                                              200,000
Outstanding                                                              63,877
NET ASSET VALUE PER SHARE                                                $11.76

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                              $1,347,836
Accumulated net investment loss                                          (1,898)
Accumulated net realized loss on investment transactions               (660,099)
Net unrealized appreciation on investments                               65,461
                                                                     $  751,300

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
(Amounts In Thousands)

INVESTMENT LOSS

INCOME:
Dividends                                                             $   1,254
Interest                                                                    427
Securities lending                                                          112
                                                                          1,793

EXPENSES:
Management fees                                                           3,682
Directors' fees and expenses                                                  5
Other expenses                                                                4
                                                                          3,691

NET INVESTMENT LOSS                                                      (1,898)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment transactions                            (55,803)
Change in net unrealized appreciation on investments                     50,218

NET REALIZED AND UNREALIZED LOSS                                         (5,585)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  (7,483)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002

(Amounts In Thousands)

DECREASE IN NET ASSETS                                         2003          2002
----------------------                                         ----          ----

OPERATIONS
Net investment loss                                        $  (1,898)    $  (3,667)
Net realized loss                                            (55,803)     (139,368)
Change in net unrealized appreciation                         50,218          5,223
Net decrease in net assets resulting from operations          (7,483)     (137,812)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                      8,709         24,279
Payments for shares redeemed                                  (5,681)      (11,020)
Net increase in net assets from capital share transactions     3,028         13,259

NET DECREASE IN NET ASSETS                                    (4,455)     (124,553)

NET ASSETS
Beginning of period                                          755,755        880,308
End of period                                               $751,300       $755,755

Accumulated net investment loss                              $(1,898)          --

TRANSACTIONS IN SHARES OF THE FUND
Sold                                                             743          1,738
Redeemed                                                        (489)          (816)
Net increase in shares of the fund                               254            922

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

11

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended April 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM. The fund has a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2003, were $369,986 and $356,098, respectively.

 4. SECURITIES LENDING

As of April 30, 2003, securities in the fund valued at $143,268 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the fund. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the
Schedule of Investments. The total value of all collateral received, at this date, was $146,120. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

 5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2003.

 (continued)

12

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $701,690
Gross tax appreciation of investments                                   $71,567
Gross tax depreciation of investments                                   (15,107)
Net tax appreciation of investments                                     $56,460

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2002, the fund had capital loss carryovers of $597,522. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.
The capital loss carryovers expire in 2009 through 2010.

13

Giftrust - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                                           2003(1)     2002           2001           2000           1999           1998
                                           -------     ----           ----           ----           ----           ----
PER-SHARE DATA
Net Asset Value, Beginning of Period      $11.88     $14.04         $43.71          $26.80         $16.85        $25.46
Income From Investment Operations
  Net Investment Loss(2)                   (0.03)     (0.06)         (0.02)          (0.32)         (0.14)        (0.12)
  Net Realized and Unrealized
  Gain (Loss)                              (0.09)     (2.10)        (21.07)          17.23          10.09         (7.74)
  Total From Investment Operations         (0.12)     (2.16)        (21.09)          16.91           9.95         (7.86)
Distributions
  From Net Investment Income                  --         --             --             --             --          (0.75)
  From Net Realized Gains                     --         --          (8.58)            --             --           --(3)
  Total Distributions                         --         --          (8.58)            --             --          (0.75)
Net Asset Value, End of Period            $11.76     $11.88         $14.04          $43.71         $26.80        $16.85
  TOTAL RETURN(4)                          (1.01)%    15.38)%       (56.36)%         63.10%         59.05%       (31.55)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(5)      1.00%          1.00%          1.00%          1.00%          1.00%

Ratio of Net Investment
Loss to Average Net Assets             (0.52)%(5)    (0.42)%        (0.11)%        (0.75)%        (0.66)%        (0.54)%
Portfolio Turnover Rate                    53%          140%           196%            92%           117%           147%
Net Assets, End of Period (in millions)   $751          $756           $880         $2,086         $1,250           $757

(1) For the six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

14

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

                                                                           15

Notes

16

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

American Century Mutual Funds, Inc.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

   PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
   COMPANIES

0306
SH-SAN-34843S

American Century Investment Services, Inc.
(c)2003 American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Ultra(reg.sm)
Vista(reg.sm)

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You ........................................................    1

ULTRA

VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with semiannual reports for the Ultra and Vista funds for the six months ended April 30, 2003.

The reports include comparative performance graphs and tables, portfolio commentaries, tables that summarize portfolio investments, full listings of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted).  We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Ultra and Vista shareholder reports will be the annual reports for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
James E. Stowers III
Co-Chairman of the Board

                                                                        -------
                                                                              1

Ultra - Performance

 TOTAL RETURNS AS OF APRIL 30, 2003

                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                        1 YEAR    5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
================================================================================
INVESTOR CLASS         -14.79%    -2.12%      9.33%     13.46%        11/2/81
--------------------------------------------------------------------------------
================================================================================
 S&P 500 INDEX         -13.31%    -2.43%      9.66%     13.11%(1)          --
--------------------------------------------------------------------------------
 Institutional Class   -14.59%    -1.94%        --       3.80%       11/14/96
--------------------------------------------------------------------------------
 Advisor Class         -15.05%    -2.36%        --       3.92%        10/2/96
--------------------------------------------------------------------------------
 C Class               -15.76%       --         --      -9.24%       10/29/01
--------------------------------------------------------------------------------

(1) Since 10/31/81, the date nearest the Investor Class's inception for which data are available.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended April 30
--------------------------------------------------------------------------------
                   1994       1995      1996       1997       1998       1999
--------------------------------------------------------------------------------
================================================================================
 Investor Class   21.18%      6.21%    36.42%     10.69%     39.75%     25.52%
--------------------------------------------------------------------------------
 S&P 500 Index     5.32%     17.47%    30.21%     25.13%     41.07%     21.82%
--------------------------------------------------------------------------------

 [Continued]

---------------------------------------------------------------
                   2000       2001       2002       2003
---------------------------------------------------------------
===============================================================
 Investor Class   27.06%    -26.70%     -9.83%    -14.79%
---------------------------------------------------------------
 S&P 500 Index    10.13%    -12.97%    -12.63%    -13.31%
---------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures.
Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-------
2

Ultra - Performance Review

[photo of Wade Slome, Jerry Sullivan, Bruce Wimberly, and Jim Stowers III.]

A performance review from the Ultra investment team (left to right): Portfolio
Managers Wade Slome and Jerry Sullivan, Senior Portfolio Manager Bruce Wimberly,
and Chief Investment Officer, U.S. Growth Equities, Jim Stowers III.

Ultra gained 2.78%* during the six months ended April 30, 2003, trailing  its benchmark, the S&P 500, which advanced 4.48%. The portfolio's results were in line with the 2.77% average rise of the funds in Lipper, Inc.'s Large-Cap Growth universe.

The breadth of the domestic stock market's rise during the last six months is reflected in the 4.75% gain of the Russell 1000 Index which measures large-cap stocks and the 7.55% advance of the Russell 2000 Index which measures smaller issues. Among large-caps, value stocks outperformed growth stocks as illustrated by the performance of the Russell 1000 Value Index compared to the Russell 1000
Growth Index. In the small-cap universe, growth stocks, as measured by the
Russell 2000 Growth Index, modestly outperformed value issues tracked by Russell
2000 Value Index.

In this environment, the technology sector was the biggest contributor to
Ultra's results. Several Internet companies were among the top performers. These included USA Interactive, which operates electronic retail, information and travel businesses, and eBay, which operates an online auction site listing a broad range of items. Elsewhere in the technology sector, companies that make computer hardware gained ground while defense contractors and electrical equipment manufacturers declined.

The portfolio also earned positive results from holdings in the consumer services sector. Top contributors included media companies Comcast, Liberty
Media and Walt Disney. Most investments in restaurants gained as well.

Accounting for Ultra's largest sector weighting on average, health care companies boosted the portfolio's returns. Of the industries in this sector, manufacturers of medical products and supplies provided the biggest lift. These included St. Jude Medical, a manufacturer of pacemakers, implantable defibrillators and other heart rhythm management products, and Boston
Scientific, a maker of devices used in the treatment of heart disease.

Holdings in biotechnology companies also turned in positive results. A top contributor was Amgen, whose products include medications used in the treatment of anemia and infections related to chemotherapy.

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       95.8%                 96.0%
-------------------------------------------------------------------------------
Foreign Stocks                            3.4%                  1.6%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.2%                 97.6%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               0.8%                  2.4%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.
(continued)

                                                                        -------
                                                                              3

Ultra - Performance Review

On the negative side, Ultra was hurt most by its stake in companies that make and distribute non-cyclical consumer products. The biggest detractors in this area were food  and beverage companies, including Coca-Cola and Kraft Foods, both of which posted double-digit declines.

Financial stocks also weighed on Ultra's results. Property and casualty insurance companies, securities and asset managers, and life and health insurance companies slowed performance the most in this sector. A top detractor was American International Group, a diversified company involved in insurance, financial services, retirement planning and asset management.

The portfolio's position in the industrial sector also hurt performance.
Manufacturers of industrial parts  were the main detractors.

================================================================================
 TOP FIVE INDUSTRIES
================================================================================
 AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
================================================================================
                                       % OF FUND             % OF FUND
================================================================================
                                      INVESTMENTS           INVESTMENTS
================================================================================
                                         AS OF                 AS OF
================================================================================
                                        4/30/03              10/31/02
--------------------------------------------------------------------------------
Drugs                                    14.0%                 12.9%
--------------------------------------------------------------------------------
Computer Software                         7.0%                  5.4%
--------------------------------------------------------------------------------
Banks                                     5.9%                  5.5%
--------------------------------------------------------------------------------
Semiconductor                             5.9%                  1.7%
--------------------------------------------------------------------------------
Medical Products
& Supplies                                5.8%                  3.6%
--------------------------------------------------------------------------------

===============================================================================
 TOP TEN HOLDINGS
===============================================================================
 AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
===============================================================================
                                       % OF FUND             % OF FUND
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
Pfizer, Inc.                              5.4%                  4.3%
-------------------------------------------------------------------------------
Microsoft Corporation                     4.5%                  4.4%
-------------------------------------------------------------------------------
Citigroup Inc.                            3.7%                  3.5%
-------------------------------------------------------------------------------
Johnson & Johnson                         3.4%                  2.6%
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     3.3%                  2.4%
-------------------------------------------------------------------------------
General Electric Co.                      3.2%                  2.5%
-------------------------------------------------------------------------------
Intel Corporation                         2.8%                  1.2%
-------------------------------------------------------------------------------
Dell Computer Corp.                       2.7%                  0.6%
-------------------------------------------------------------------------------
Medtronic, Inc.                           2.1%                  1.4%
-------------------------------------------------------------------------------
Procter &
Gamble Co. (The)                          2.0%                  1.6%
-------------------------------------------------------------------------------

-------
4

Ultra - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS - 99.2%

ALCOHOL - 0.5%
--------------------------------------------------------------------------------
        2,020,000  Anheuser-Busch Companies, Inc.                     $100,758
--------------------------------------------------------------------------------

BANKS - 5.9%
--------------------------------------------------------------------------------
        3,424,100  Bank of America Corp.                               253,555
--------------------------------------------------------------------------------
       18,814,599  Citigroup Inc.                                      738,472
--------------------------------------------------------------------------------
        3,691,000  Wells Fargo & Co.                                   178,128
--------------------------------------------------------------------------------
                                                                     1,170,155
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 2.7%
--------------------------------------------------------------------------------
        5,874,900  Amgen Inc.(1)                                       360,190
--------------------------------------------------------------------------------
        2,800,000  Gilead Sciences, Inc.(1)                            129,248
--------------------------------------------------------------------------------
        1,182,000  MedImmune, Inc.(1)                                   41,683
--------------------------------------------------------------------------------
                                                                       531,121
--------------------------------------------------------------------------------

CHEMICALS - 0.7%
--------------------------------------------------------------------------------
        1,090,000  3M Co.                                              137,384
--------------------------------------------------------------------------------

CLOTHING STORES - 1.9%
--------------------------------------------------------------------------------
        3,921,000  Chico's FAS, Inc.(1)(2)                              95,437
--------------------------------------------------------------------------------
        1,525,000  Coach Inc.(1)                                        66,353
--------------------------------------------------------------------------------
        1,820,000  Gap, Inc. (The)                                      30,267
--------------------------------------------------------------------------------
        9,870,000  TJX Companies, Inc. (The)                           189,997
--------------------------------------------------------------------------------
                                                                       382,054
--------------------------------------------------------------------------------

COMPUTER HARDWARE & BUSINESS MACHINES - 4.3%
--------------------------------------------------------------------------------
       21,565,767  Cisco Systems Inc.(1)                               324,457
--------------------------------------------------------------------------------
       18,195,315  Dell Computer Corp.(1)                              527,937
--------------------------------------------------------------------------------
                                                                       852,394
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 7.0%
--------------------------------------------------------------------------------
        1,665,000  Electronic Arts Inc.(1)                              98,693
--------------------------------------------------------------------------------
       35,214,000  Microsoft Corporation                               904,120
--------------------------------------------------------------------------------
       23,663,600  Oracle Corp.(1)                                     281,242
--------------------------------------------------------------------------------
        4,137,000  SAP AG ADR                                          105,535
--------------------------------------------------------------------------------
          250,000  Symantec Corp.(1)                                    10,986
--------------------------------------------------------------------------------
                                                                     1,400,576
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.1%
--------------------------------------------------------------------------------
          315,000  Centex Corp.                                         20,796
--------------------------------------------------------------------------------

DEPARTMENT STORES - 5.2%
--------------------------------------------------------------------------------
        2,658,000  Costco Companies, Inc.(1)                            92,007
--------------------------------------------------------------------------------
        2,125,000  Family Dollar Stores, Inc.                           72,654
--------------------------------------------------------------------------------
        2,523,000  Kohl's Corp.(1)                                     143,306
--------------------------------------------------------------------------------
        2,272,000  Target Corp.                                         75,976
--------------------------------------------------------------------------------
       11,535,600  Wal-Mart Stores, Inc.                               649,684
--------------------------------------------------------------------------------
                                                                     1,033,627
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                           Value
-------------------------------------------------------------------------------

DRUGS - 14.0%
-------------------------------------------------------------------------------
        1,019,000  Barr Laboratories, Inc.(1)                          $56,656
--------------------------------------------------------------------------------
        4,532,000  Eli Lilly and Company                               289,232
--------------------------------------------------------------------------------
        1,465,000  Forest Laboratories, Inc. Cl A(1)                    75,770
--------------------------------------------------------------------------------
       11,977,000  Johnson & Johnson                                   675,024
--------------------------------------------------------------------------------
        3,444,000  Merck & Co., Inc.                                   200,372
--------------------------------------------------------------------------------
       34,939,775  Pfizer, Inc.                                      1,074,399
--------------------------------------------------------------------------------
        6,466,290  Teva Pharmaceutical
                    Industries Ltd. ADR                                302,073
--------------------------------------------------------------------------------
        2,438,000  Wyeth                                               106,126
--------------------------------------------------------------------------------
                                                                     2,779,652
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 1.9%
-------------------------------------------------------------------------------
        2,084,125  Apache Corp.                                        119,315
--------------------------------------------------------------------------------
        2,131,500  Burlington Resources, Inc.                           98,710
--------------------------------------------------------------------------------
          921,000  EnCana Corp.                                         30,301
--------------------------------------------------------------------------------
        2,038,759  EOG Resources Inc.                                   76,209
--------------------------------------------------------------------------------
        2,516,900  XTO Energy Inc.                                      49,080
--------------------------------------------------------------------------------
                                                                       373,615
--------------------------------------------------------------------------------

ENTERTAINMENT - 1.8%
-------------------------------------------------------------------------------
        6,740,000  Carnival Corporation                                185,956
--------------------------------------------------------------------------------
        4,080,500  Viacom, Inc. Cl B(1)                                177,135
--------------------------------------------------------------------------------
                                                                       363,091
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 4.3%
-------------------------------------------------------------------------------
        4,003,000  American Express Co.                                151,554
--------------------------------------------------------------------------------
       21,421,500  General Electric Co.                                630,863
--------------------------------------------------------------------------------
          675,000  SLM Corporation                                      75,600
--------------------------------------------------------------------------------
                                                                       858,017
--------------------------------------------------------------------------------

FOOD & BEVERAGE - 2.2%
-------------------------------------------------------------------------------
        3,514,300  Coca-Cola Company (The)                             141,978
--------------------------------------------------------------------------------
        4,675,900  PepsiCo, Inc.                                       202,373
--------------------------------------------------------------------------------
        3,545,000  SYSCO Corp.                                         101,848
--------------------------------------------------------------------------------
                                                                       446,199
--------------------------------------------------------------------------------

GROCERY STORES - 0.3%
-------------------------------------------------------------------------------
          935,000  Whole Foods Market, Inc.(1)                          55,478
--------------------------------------------------------------------------------

HOME PRODUCTS - 3.7%
-------------------------------------------------------------------------------
          635,000  Alberto-Culver Company Cl B                          31,293
--------------------------------------------------------------------------------
        1,570,000  Avon Products, Inc.                                  91,327
--------------------------------------------------------------------------------
        2,083,000  Clorox Company                                       94,193
--------------------------------------------------------------------------------
        1,221,400  Colgate-Palmolive Co.                                69,827
--------------------------------------------------------------------------------
        1,813,593  Gillette Company                                     55,224
--------------------------------------------------------------------------------
        4,320,000  Procter & Gamble Co. (The)                          388,152
--------------------------------------------------------------------------------
                                                                       730,016
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                        -------
                                                                              5

Ultra - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

INFORMATION SERVICES - 4.9%
--------------------------------------------------------------------------------
        2,675,000  Affiliated Computer Services Inc.(1)               $127,598
--------------------------------------------------------------------------------
        2,796,000  Apollo Group Inc. Cl A(1)                           151,431
--------------------------------------------------------------------------------
          645,000  Career Education Corp.(1)                            38,742
--------------------------------------------------------------------------------
        1,920,000  Corinthian Colleges, Inc.(1)                         87,792
--------------------------------------------------------------------------------
        4,027,502  First Data Corporation                              157,999
--------------------------------------------------------------------------------
        2,814,616  International Business
                   Machines Corp.                                      238,961
--------------------------------------------------------------------------------
          930,000  Moody's Corp.                                        44,910
--------------------------------------------------------------------------------
        3,885,000  Paychex, Inc.                                       120,998
--------------------------------------------------------------------------------
                                                                       968,431
--------------------------------------------------------------------------------

INTERNET - 4.3%
--------------------------------------------------------------------------------
        3,625,200  Amazon.com, Inc.(1)                                 103,953
--------------------------------------------------------------------------------
        1,091,000  eBay Inc.(1)                                        101,207
--------------------------------------------------------------------------------
        4,367,000  Expedia, Inc.(1)                                    252,413
--------------------------------------------------------------------------------
       11,185,100  USA Interactive(1)                                  335,608
--------------------------------------------------------------------------------
        2,675,000  Yahoo! Inc.(1)                                       66,300
--------------------------------------------------------------------------------
                                                                       859,481
--------------------------------------------------------------------------------

LEISURE - 0.3%
--------------------------------------------------------------------------------
          577,000  International Game Technology(1)                     49,795
--------------------------------------------------------------------------------
          288,299  Mattel, Inc.                                          6,268
--------------------------------------------------------------------------------
                                                                        56,063
--------------------------------------------------------------------------------

MEDIA - 3.9%
--------------------------------------------------------------------------------
            6,557  AOL Time Warner Inc.(1)                                  90
--------------------------------------------------------------------------------
        2,555,000  Clear Channel
                   Communications, Inc.(1)                              99,926
--------------------------------------------------------------------------------
       10,472,500  Comcast Corporation(1)                              334,229
--------------------------------------------------------------------------------
        6,469,000  Disney (Walt) Company                               120,712
--------------------------------------------------------------------------------
        2,716,000  EchoStar Communications
                   Corp. Cl A(1)                                        81,399
--------------------------------------------------------------------------------
        3,100,000  Fox Entertainment Group,
                   Inc. Cl A(1)                                         78,740
--------------------------------------------------------------------------------
        5,642,832  Liberty Media
                   Corporation Cl A(1)                                  62,071
--------------------------------------------------------------------------------
                                                                       777,167
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 5.8%
--------------------------------------------------------------------------------
        2,394,900  Alcon, Inc.(1)                                      105,495
--------------------------------------------------------------------------------
        1,562,000  Becton Dickinson & Co.                               55,295
--------------------------------------------------------------------------------
        2,380,000  Biomet Inc.                                          72,519
--------------------------------------------------------------------------------
        4,278,000  Boston Scientific Corp.(1)                          184,167
--------------------------------------------------------------------------------
        1,350,000  Edwards Lifesciences Corporation(1)                  38,975
--------------------------------------------------------------------------------
        8,571,400  Medtronic, Inc.                                     409,198
--------------------------------------------------------------------------------
        1,875,000  St. Jude Medical, Inc.(1)                            98,363
--------------------------------------------------------------------------------
        2,030,000  Varian Medical Systems, Inc.(1)                     109,336
--------------------------------------------------------------------------------
        1,551,000  Zimmer Holdings Inc.(1)                              72,742
--------------------------------------------------------------------------------
                                                                     1,146,090
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 2.4%
-------------------------------------------------------------------------------
        1,713,000  Cardinal Health, Inc.                               $94,695
--------------------------------------------------------------------------------
        2,960,000  UnitedHealth Group Incorporated                     272,704
--------------------------------------------------------------------------------
        1,388,000  Wellpoint Health Networks Inc.(1)                   105,405
--------------------------------------------------------------------------------
                                                                       472,804
--------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 0.3%
-------------------------------------------------------------------------------
        1,340,000  Harley-Davidson, Inc.                                59,550
--------------------------------------------------------------------------------

OIL SERVICES - 1.2%
-------------------------------------------------------------------------------
        2,400,000  BJ Services Co.(1)                                   87,623
--------------------------------------------------------------------------------
          445,000  Cooper Cameron Corp.(1)                              21,298
--------------------------------------------------------------------------------
        1,647,700  Nabors Industries Ltd.(1)                            64,590
--------------------------------------------------------------------------------
        2,003,500  Patterson-UTI Energy Inc.(1)                         66,366
--------------------------------------------------------------------------------
                                                                       239,877
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 3.4%
-------------------------------------------------------------------------------
        4,611,571  American International
                   Group, Inc.                                         267,240
-------------------------------------------------------------------------------
            3,071  Berkshire Hathaway
                   Inc. Cl A(1)                                        214,402
-------------------------------------------------------------------------------
           80,870  Berkshire Hathaway
                   Inc. Cl B(1)                                        188,589
-------------------------------------------------------------------------------
                                                                       670,231
-------------------------------------------------------------------------------

PUBLISHING - 1.0%
-------------------------------------------------------------------------------
        1,515,000  Gannett Co., Inc.                                   114,715
--------------------------------------------------------------------------------
        1,240,000  McGraw-Hill
                    Companies, Inc. (The)                               72,404
--------------------------------------------------------------------------------
          400,000  Tribune Co.                                          19,592
--------------------------------------------------------------------------------
                                                                       206,711
--------------------------------------------------------------------------------

RESTAURANTS - 2.4%
-------------------------------------------------------------------------------
        2,639,623  Applebee's International Inc.(2)                     72,458
--------------------------------------------------------------------------------
        2,408,000  Brinker International, Inc.(1)                       76,454
--------------------------------------------------------------------------------
        2,865,000  Cheesecake Factory Inc.(1)(2)                        90,548
--------------------------------------------------------------------------------
        1,168,800  Outback Steakhouse, Inc.                             41,773
--------------------------------------------------------------------------------
        1,645,000  PF Chang's China Bistro, Inc.(1)(2)                  68,934
--------------------------------------------------------------------------------
        5,135,000  Starbucks Corporation(1)                            120,646
--------------------------------------------------------------------------------
                                                                       470,813
--------------------------------------------------------------------------------

SEMICONDUCTOR - 5.9%
-------------------------------------------------------------------------------
       1,930,000  Analog Devices, Inc.(1)                               63,922
--------------------------------------------------------------------------------
       4,269,000  Applied Materials, Inc.(1)                            62,349
--------------------------------------------------------------------------------
      30,305,004  Intel Corporation                                    557,763
--------------------------------------------------------------------------------
       1,305,000  KLA-Tencor Corp.(1)                                   53,472
--------------------------------------------------------------------------------
       2,105,000  Maxim Integrated Products, Inc.                       82,716
--------------------------------------------------------------------------------
       6,540,000  Microchip Technology Inc.                            135,999
--------------------------------------------------------------------------------
       2,299,200  QUALCOMM Inc.                                         73,287
--------------------------------------------------------------------------------
      11,594,000  Taiwan Semiconductor
                  Manufacturing Co. Ltd. ADR(1)                         97,042
--------------------------------------------------------------------------------
       2,832,000  Texas Instruments Inc.                                52,364
--------------------------------------------------------------------------------
                                                                     1,178,914
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-------
6

Ultra - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

SPECIALTY STORES - 3.5%
--------------------------------------------------------------------------------
       1,891,000  Bed Bath & Beyond Inc.(1)                            $74,723
--------------------------------------------------------------------------------
       7,258,000  Home Depot, Inc.                                     204,168
--------------------------------------------------------------------------------
       1,415,000  Krispy Kreme Doughnuts, Inc.(1)                       45,959
--------------------------------------------------------------------------------
       3,710,000  Lowe's Companies, Inc.                               162,832
--------------------------------------------------------------------------------
       6,901,399  Walgreen Co.                                         212,977
--------------------------------------------------------------------------------
                                                                       700,659
--------------------------------------------------------------------------------

THRIFTS - 1.2%
--------------------------------------------------------------------------------
       5,976,000  Washington Mutual, Inc.                              236,052
--------------------------------------------------------------------------------

TRUCKING, SHIPPING & AIR FREIGHT - 1.5%
--------------------------------------------------------------------------------
       1,200,000  Expeditors International
                  of Washington, Inc.                                   43,656
--------------------------------------------------------------------------------
       2,406,000  FedEx Corp.                                          144,071
--------------------------------------------------------------------------------
       1,910,000  United Parcel Service, Inc. Cl B                     118,649
--------------------------------------------------------------------------------
                                                                       306,376
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 0.7%
--------------------------------------------------------------------------------
       7,115,000  Vodafone Group plc ADR                               140,592
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $16,387,908)                                                  19,724,744
--------------------------------------------------------------------------------
================================================================================

 TEMPORARY CASH INVESTMENTS - 0.8%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (U.S. Treasury
obligations), in a joint trading account
at 1.23%, dated 4/30/03, due 5/1/03
(Delivery value $158,205)
(Cost $158,200)                                                        158,200
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $16,546,108)                                                 $19,882,944
================================================================================

================================================================================

 COLLATERAL RECEIVED
================================================================================

 FOR SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

Repurchase Agreement, BNP Paribas  Securities Corp.,
(U.S. Government Agency obligations), 1.36%,
dated 4/30/03, due 5/1/03
(Delivery value $105,004)                                             $105,000
--------------------------------------------------------------------------------

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(U.S. Government Agency obligations), 1.25%,
dated 4/30/03, due 5/1/03
(Delivery value $200,007)                                              200,000
--------------------------------------------------------------------------------

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Government Agency obligations), 1.25%,
dated 4/30/03, due 5/1/03
(Delivery value $65,002)                                                65,000
--------------------------------------------------------------------------------

Principal Amount              ($ In Thousands)                          Value
-------------------------------------------------------------------------------

Repurchase Agreement, Mizuho Securities USA Inc.,
(U.S. Government Agency obligations), 1.38%,
dated 4/30/03, due 5/1/03
(Delivery value $50,002)                                               $50,000
-------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley Group, Inc.,
(AA Corporate Bonds), 1.45%,
dated 4/30/03, due 5/1/03
(Delivery value $100,004)                                              100,000
-------------------------------------------------------------------------------

Repurchase Agreement, Nomura Securities,
(U.S. Government Agency obligations),
1.37%, dated 4/30/03, due 5/1/03
(Delivery value $28,623)                                                28,622
-------------------------------------------------------------------------------
                                                                       548,622
--------------------------------------------------------------------------------

SHORT-TERM DEBT SECURITIES
-------------------------------------------------------------------------------

          $19,980  Amsterdam Funding,
                   1.26%, 5/5/03                                        19,980
-------------------------------------------------------------------------------

           49,953  Bayerische Landesbank,
                   N.Y., Floater, 1.475%, 5/1/03,
                   resets daily off the Fed Funds
                   rate plus 0.08% with no caps                         49,953
-------------------------------------------------------------------------------

           24,994  Canadian Imperial Bank NY,
                   Floater, 1.39%, 5/1/03, resets
                   daily off the prime rate minus
                   2.90% with no caps                                   24,995
-------------------------------------------------------------------------------

           24,018  Chase Credit Card Master Trust,
                   Series 1997-1, Class A, Floater,
                   1.31%, 5/15/03, resets monthly
                   off the 1-month LIBOR plus a
                   floor of 0.09% with no caps                          24,018
-------------------------------------------------------------------------------

           25,053  Citibank Credit Card Issuance
                   Trust, Series 2000 A2, Floater,
                   1.34%, 5/7/03, resets quarterly
                   off the 3-month LIBOR plus a
                   floor of 0.05% with no caps                          25,053
-------------------------------------------------------------------------------

           40,035  Ford Credit Floorplan Master
                   Owner Trust, Series 2001-1,
                   Class A, Floater, 1.32%, 5/15/03,
                   resets monthly off the 1-month
                   LIBOR plus a floor of 0.09%
                   with no caps                                         40,035
-------------------------------------------------------------------------------

           25,000  Goldman Sachs Group, Inc.,
                   Floater, 1.52%, 5/1/03                               25,000
-------------------------------------------------------------------------------

           32,000  Halogen Funding Company, LLC,
                   1.33%, 5/5/03                                        32,000
-------------------------------------------------------------------------------

           89,914  Independence Funding LLC,
                   1.27%, 5/5/03                                        89,914
-------------------------------------------------------------------------------

           25,000  Metropolitan Life Insurance Co.,
                   Floater, 1.39%, 5/1/03                               25,000
-------------------------------------------------------------------------------

           49,977  Nordea Bank Finland plc, Floater,
                   1.42%, 5/1/03, resets daily off
                   the prime rate minus 2.89%
                   with no caps                                         49,980
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                        -------
                                                                              7

Ultra - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                          Value
--------------------------------------------------------------------------------

          $15,000  Security Benefit Life Insurance Co.,
                   Floater, 1.46%, 5/14/03                             $15,000
--------------------------------------------------------------------------------

           40,000  Security Life of Denver
                   Insurance Co., 1.45%, 5/21/03                        40,000
--------------------------------------------------------------------------------

            8,000  Wachovia Bank N.A., Floater,
                   1.52%, 5/1/03, resets daily
                   off the Fed Funds rate plus
                   0.19% with no caps                                    8,000
--------------------------------------------------------------------------------
                                                                       468,928
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $1,017,550)                                                   $1,017,550
================================================================================

===============================================================================
NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1) Non-income producing.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company, therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements for a summary of transactions for each issuer which is or was an affiliate at or during the six months ended April 30,
    2003.)

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

-------
8

Vista - Performance

 TOTAL RETURNS AS OF APRIL 30, 2003

                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                         1 YEAR    5 YEARS   10 YEARS    INCEPTION     DATE
-------------------------------------------------------------------------------
===============================================================================
 INVESTOR CLASS         -17.07%     0.62%      6.78%       9.26%     11/25/83
-------------------------------------------------------------------------------
===============================================================================
 RUSSELL MIDCAP
 GROWTH INDEX           -16.67%    -3.00%      7.77%       N/A(1)          --
-------------------------------------------------------------------------------
 Institutional Class    -16.83%     0.84%        --        0.63%     11/14/96
-------------------------------------------------------------------------------
 Advisor Class          -17.31%     0.39%        --       -0.89%      10/2/96
-------------------------------------------------------------------------------
 C Class                -17.93%       --         --      -14.59%      7/18/01
-------------------------------------------------------------------------------

(1) Benchmark began 12/31/85.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

 ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------
                    1994       1995      1996       1997       1998       1999
--------------------------------------------------------------------------------
================================================================================
 Investor Class     8.22%     21.46%    47.42%    -23.56%     26.13%    -15.78%
--------------------------------------------------------------------------------
 Russell Midcap
 Growth Index      11.08%     13.10%    33.79%      3.92%     40.84%     12.33%
--------------------------------------------------------------------------------

[continued]
-----------------------------------------------------------------
                     2000       2001       2002       2003
-----------------------------------------------------------------
=================================================================
 Investor Class    125.22%    -22.00%    -15.93%    -17.07%
-----------------------------------------------------------------
 Russell Midcap
 Growth Index       53.02%    -29.47%    -15.01%    -16.67%
-----------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns I nclude operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                        -------
                                                                              9

Vista - Performance Review

[photo of Glenn Fogle and David Rose]

A performance review from Glenn Fogle and David Rose, portfolio managers on the
Vista investment team.

For the six months ended April 30, 2003, Vista gained 0.32%* while its benchmark, the Russell Midcap Growth Index, rose 8.19%.

The domestic stock market rebounded during the six months covered by this report. The breadth of the advance is reflected in gains posted by the Russell
1000 Growth and Value indices, which measure large stocks, and the Russell 2000
Growth and Value indices, which measure smaller stocks. Mid-cap growth issues represented by the Russell Midcap Growth Index performed best. Much of the progress was made in March and April: From its six-month low on March 11 through
April 30, the Russell Midcap Growth Index returned 14.69%. From October 31,
2002, through March 11, 2003, the benchmark index fell 5.67%.

The consumer services sector was the top detractor from Vista's six- month returns. The biggest declines in this area were posted by broadcast media companies, including Emmis Communications.

Holdings in the technology sector also weighed on results. Software companies were the biggest detractors, including Take-Two Interactive Software and
Electronic Arts. Defense and aerospace companies also declined. On the other hand, the portfolio's returns were boosted by its semiconductor holdings.
SanDisk, a manufacturer of flash memory storage products, was one standout in this area. Investments in the electrical equipment and Internet industries also gained ground.

The portfolio's position in the industrial sector hurt performance. The main detractor was AGCO, a manufacturer of agricultural equipment. In the consumer cyclical area, investments in specialty stores fell, more than offsetting advances among clothing stores.

Vista earned positive results from its commercial services stake. The leading performers were found in the information services industry. Apollo Group and
Career Education, which provide higher education programs, were top contributors to portfolio performance.

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       84.4%                 93.8%
-------------------------------------------------------------------------------
Foreign Stocks                           11.4%                  3.4%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    95.8%                 97.2%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               4.2%                  2.8%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.
                                                                   (continued)

-------
10

Vista - Performance Review

Positions in the health care sector, Vista's largest sector weighting, generated positive returns for the portfolio. Overall, investments in drug companies and medical products and supplies companies contributed to performance. Medical providers and services as a group declined, although Coventry Health Care, a managed health care company and Vista's largest position, was the portfolio's top contributor.

Investments in wireless telecommunications providers lifted returns. The portfolio also earned positive contributions from its financial stake, particularly life and health insurers and financial services companies.

================================================================================
 TOP FIVE INDUSTRIES
================================================================================
 AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
================================================================================
                                       % OF FUND             % OF FUND
================================================================================
                                      INVESTMENTS           INVESTMENTS
================================================================================
                                         AS OF                 AS OF
================================================================================
                                        4/30/03              10/31/02
--------------------------------------------------------------------------------
Medical Providers
& Services                               17.5%                 16.0%
--------------------------------------------------------------------------------
Specialty Stores                          9.5%                  7.4%
--------------------------------------------------------------------------------
Medical Products
& Supplies                                6.2%                  8.3%
--------------------------------------------------------------------------------
Property & Casualty
Insurance                                 5.8%                  5.6%
--------------------------------------------------------------------------------
Information Services                      5.5%                  7.7%
--------------------------------------------------------------------------------

===============================================================================
 TOP TEN HOLDINGS
===============================================================================
 AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
===============================================================================
                                       % OF FUND             % OF FUND
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
Coventry Health Care Inc.                 5.3%                  2.2%
-------------------------------------------------------------------------------
Wellpoint Health
Networks Inc.                             4.0%                  2.9%
-------------------------------------------------------------------------------
Hollywood
Entertainment Corp.                       2.7%                  1.3%
-------------------------------------------------------------------------------
Boston Scientific Corp.                   2.6%                  2.2%
-------------------------------------------------------------------------------
Apollo Group Inc. Cl A                    2.2%                  2.0%
-------------------------------------------------------------------------------
SAFECO Corp.                              2.2%                    --
-------------------------------------------------------------------------------
UTStarcom Inc.                            2.2%                    --
-------------------------------------------------------------------------------
Michaels Stores, Inc.                     2.1%                  0.8%
-------------------------------------------------------------------------------
Anthem, Inc.                              2.1%                    --
-------------------------------------------------------------------------------
AETNA Inc.                                2.0%                    --
-------------------------------------------------------------------------------

                                                                        -------
                                                                             11

Vista - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS - 95.8%

APPAREL & TEXTILES - 1.0%
--------------------------------------------------------------------------------
          105,840  Puma AG Rudolf Dassler
                   Sport ORD                                            $10,175
--------------------------------------------------------------------------------

BANKS - 1.7%
--------------------------------------------------------------------------------
          390,000  UCBH Holdings Inc.                                     9,943
--------------------------------------------------------------------------------
          360,000  W Holding Company, Inc. ADR                            7,088
--------------------------------------------------------------------------------
                                                                         17,031
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.5%
--------------------------------------------------------------------------------
          450,000  QLT Inc. ADR(1)                                        5,243
--------------------------------------------------------------------------------

CLOTHING STORES - 2.9%
--------------------------------------------------------------------------------
        1,133,000  Gap, Inc. (The)                                       18,842
--------------------------------------------------------------------------------
          409,179  Hot Topic, Inc.(1)                                     9,994
--------------------------------------------------------------------------------
                                                                         28,836
--------------------------------------------------------------------------------

COMPUTER HARDWARE & BUSINESS MACHINES - 2.4%
--------------------------------------------------------------------------------
          200,000  Avocent Corp.(1)                                       5,934
--------------------------------------------------------------------------------
          447,211  McData Corporation Cl A(1)                             4,734
--------------------------------------------------------------------------------
          700,000  McData Corporation Cl B(1)                             7,353
--------------------------------------------------------------------------------
          381,000  Research In Motion Ltd. ADR(1)                         5,946
--------------------------------------------------------------------------------
                                                                         23,967
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 2.8%
--------------------------------------------------------------------------------
          600,000  Amdocs Ltd.(1)                                        10,595
--------------------------------------------------------------------------------
        1,450,000  Ascential Software Corporation(1)                      5,568
--------------------------------------------------------------------------------
          355,000  Citrix Systems, Inc.(1)                                6,738
--------------------------------------------------------------------------------
          115,676  Kronos Inc.(1)                                         5,277
--------------------------------------------------------------------------------
                                                                         28,178
--------------------------------------------------------------------------------

CONSUMER DURABLES - 0.7%
--------------------------------------------------------------------------------
          103,000  Harman International
                   Industries Inc.                                        6,859
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 4.0%
--------------------------------------------------------------------------------
          110,000  L-3 Communications
                   Holdings, Inc.(1)                                      4,884
--------------------------------------------------------------------------------
          300,000  Lockheed Martin Corp.                                 15,015
--------------------------------------------------------------------------------
          230,000  Northrop Grumman Corp.                                20,229
--------------------------------------------------------------------------------
                                                                         40,128
--------------------------------------------------------------------------------

DEPARTMENT STORES - 1.0%
--------------------------------------------------------------------------------
          195,000  Dollar Tree Stores, Inc.(1)                            4,964
--------------------------------------------------------------------------------
           83,000  Kohl's Corp.(1)                                        4,714
--------------------------------------------------------------------------------
                                                                          9,678
--------------------------------------------------------------------------------

DRUGS - 4.5%
--------------------------------------------------------------------------------
          320,000  Andrx Corp(1)                                          5,162
--------------------------------------------------------------------------------
          545,000  Biovail Corp.
                   International ADR(1)                                  19,702
--------------------------------------------------------------------------------
          435,000  Teva Pharmaceutical
                   Industries Ltd. ADR                                   20,320
--------------------------------------------------------------------------------
                                                                         45,184
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 4.3%
-------------------------------------------------------------------------------
          112,000  Amphenol Corp. Cl A(1)                                $4,960
--------------------------------------------------------------------------------
          275,000  Garmin Ltd. ADR(1)                                    11,648
--------------------------------------------------------------------------------
          230,638  Plantronics, Inc.(1)                                   4,267
--------------------------------------------------------------------------------
        1,000,000  UTStarcom Inc.(1)                                     21,775
--------------------------------------------------------------------------------
                                                                         42,650
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 2.3%
-------------------------------------------------------------------------------
           85,000  Apache Corp.                                           4,866
--------------------------------------------------------------------------------
          125,000  Evergreen Resources, Inc.(1)                           5,944
--------------------------------------------------------------------------------
          210,035  Tom Brown, Inc.(1)                                     5,150
--------------------------------------------------------------------------------
          340,633  XTO Energy Inc.                                        6,642
--------------------------------------------------------------------------------
                                                                         22,602
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 0.9%
-------------------------------------------------------------------------------
          100,000  FTI Consulting, Inc.(1)                                4,525
--------------------------------------------------------------------------------
          140,000  Hilb, Rogal & Hamilton Co.                             4,977
--------------------------------------------------------------------------------
                                                                          9,502
--------------------------------------------------------------------------------

FOOD & BEVERAGE - 2.8%
-------------------------------------------------------------------------------
          315,000  Hain Celestial Group, Inc. (The)(1)                    5,427
--------------------------------------------------------------------------------
          490,000  Performance Food Group Co.(1)                         17,199
--------------------------------------------------------------------------------
          180,000  United Natural Foods Inc.(1)                           5,252
--------------------------------------------------------------------------------
                                                                         27,878
--------------------------------------------------------------------------------

INDUSTRIAL PARTS - 0.8%
-------------------------------------------------------------------------------
          362,341  Pall Corp.                                             7,653
--------------------------------------------------------------------------------

INFORMATION SERVICES - 5.5%
-------------------------------------------------------------------------------
          409,500  Apollo Group Inc. Cl A(1)                             22,178
--------------------------------------------------------------------------------
          190,000  Career Education Corp.(1)                             11,412
--------------------------------------------------------------------------------
          330,000  Ceridian Corp.(1)                                      4,604
--------------------------------------------------------------------------------
          250,000  Corinthian Colleges, Inc.(1)                          11,431
--------------------------------------------------------------------------------
          150,000  Getty Images Inc.(1)                                   5,078
--------------------------------------------------------------------------------
                                                                         54,703
--------------------------------------------------------------------------------

INTERNET - 1.0%
-------------------------------------------------------------------------------
          105,000  eBay Inc.(1)                                           9,740
--------------------------------------------------------------------------------

LEISURE - 0.5%
-------------------------------------------------------------------------------
          135,000  GTECH Holdings Corp.(1)                                4,545
--------------------------------------------------------------------------------

MEDIA - 2.0%
-------------------------------------------------------------------------------
          495,000  EchoStar Communications
                   Corp. Cl A(1)                                         14,835
-------------------------------------------------------------------------------
               --  KDG Investments Limited
                   Partnership (Acquired  7/7/00-5/15/01,
                   Cost $20,000)(1)(2)                                      557
-------------------------------------------------------------------------------
          525,000  XM Satellite Radio Holdings Inc.(1)                    5,082
-------------------------------------------------------------------------------
                                                                         20,474
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-------
12

Vista - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 6.2%
--------------------------------------------------------------------------------
          610,000  Boston Scientific Corp.(1)                           $26,260
--------------------------------------------------------------------------------
          680,744  Cooper Companies, Inc. (The)                          18,993
--------------------------------------------------------------------------------
           88,368  Gen-Probe Incorporated(1)                              2,747
--------------------------------------------------------------------------------
          110,000  Henry Schein, Inc.(1)                                  4,745
--------------------------------------------------------------------------------
          110,000  Patterson Dental Co.(1)                                4,415
--------------------------------------------------------------------------------
          100,000  Varian Medical Systems, Inc.(1)                        5,386
--------------------------------------------------------------------------------
                                                                         62,546
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 17.5%
--------------------------------------------------------------------------------
          183,000  AdvancePCS(1)                                          5,500
--------------------------------------------------------------------------------
          410,000  AETNA Inc.                                            20,418
--------------------------------------------------------------------------------
          300,000  Anthem, Inc.(1)                                       20,592
--------------------------------------------------------------------------------
          560,000  Caremark Rx Inc.(1)                                   11,150
--------------------------------------------------------------------------------
        1,300,000  Coventry Health Care Inc.(1)                          53,066
--------------------------------------------------------------------------------
          263,000  Quest Diagnostics Inc.(1)                             15,714
--------------------------------------------------------------------------------
           43,631  Triad Hospitals Inc.(1)                                  960
--------------------------------------------------------------------------------
          415,711  WellChoice Inc.(1)                                     8,855
--------------------------------------------------------------------------------
          521,413  Wellpoint Health Networks Inc.(1)                     39,596
--------------------------------------------------------------------------------
                                                                        175,851
--------------------------------------------------------------------------------

OIL REFINING - 2.1%
--------------------------------------------------------------------------------
          100,000  Kinder Morgan, Inc.                                    4,702
--------------------------------------------------------------------------------
          450,387  Valero Energy Corp.                                   16,552
--------------------------------------------------------------------------------
                                                                         21,254
--------------------------------------------------------------------------------

OIL SERVICES - 4.6%
--------------------------------------------------------------------------------
          239,086  ENSCO International Inc.                               6,073
--------------------------------------------------------------------------------
          221,000  Global SantaFe Corp.                                   4,676
--------------------------------------------------------------------------------
          647,150  Grant Prideco, Inc.(1)                                 7,384
--------------------------------------------------------------------------------
          270,000  Maverick Tube Corp.(1)                                 4,803
--------------------------------------------------------------------------------
           47,513  Noble Corp.(1)                                         1,471
--------------------------------------------------------------------------------
          625,000  Pride International Inc.(1)                            9,700
--------------------------------------------------------------------------------
          290,000  Weatherford International Ltd.(1)                     11,667
--------------------------------------------------------------------------------
                                                                         45,774
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 5.8%
--------------------------------------------------------------------------------
           78,000  Everest Re Group, Ltd. ADR                             5,433
--------------------------------------------------------------------------------
          540,000  HCC Insurance Holdings, Inc.                          14,850
--------------------------------------------------------------------------------
          350,000  Renaissancere Holdings Ltd. ADR                       15,502
--------------------------------------------------------------------------------
          575,000  SAFECO Corp.                                          22,119
--------------------------------------------------------------------------------
                                                                         57,904
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 0.5%
--------------------------------------------------------------------------------
           70,000  Bear Stearns Companies Inc. (The)                      4,679
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                           Value
--------------------------------------------------------------------------------

SEMICONDUCTOR - 3.3%
-------------------------------------------------------------------------------
          285,000  Broadcom Corp.(1)                                     $5,097
--------------------------------------------------------------------------------
           98,716  DSP Group, Inc.                                        2,064
--------------------------------------------------------------------------------
          335,000  Marvell Technology Group Ltd.(1)                       7,720
--------------------------------------------------------------------------------
          300,000  OmniVision Technologies, Inc.(1)                       7,284
--------------------------------------------------------------------------------
          470,000  SanDisk Corp.(1)                                      11,370
--------------------------------------------------------------------------------
                                                                         33,535
--------------------------------------------------------------------------------

SPECIALTY STORES - 9.5%
-------------------------------------------------------------------------------
          565,382  Blockbuster, Inc.                                     10,109
--------------------------------------------------------------------------------
        1,500,085  Hollywood Entertainment Corp.(1)                      26,574
--------------------------------------------------------------------------------
          685,000  Michaels Stores, Inc.(1)                              21,399
--------------------------------------------------------------------------------
        1,000,000  Movie Gallery, Inc.(1)                                18,565
--------------------------------------------------------------------------------
           63,329  O'Reilly Automotive, Inc.(1)                           1,877
--------------------------------------------------------------------------------
        2,200,000  Officemax Inc.(1)                                     12,430
--------------------------------------------------------------------------------
          245,000  Sharper Image Corporation(1)                           4,851
--------------------------------------------------------------------------------
                                                                         95,805
--------------------------------------------------------------------------------

TRUCKING, SHIPPING & AIR FREIGHT - 2.0%
-------------------------------------------------------------------------------
          130,000  C.H. Robinson Worldwide, Inc.                          4,796
--------------------------------------------------------------------------------
          468,448  Heartland Express, Inc.(1)                            10,750
--------------------------------------------------------------------------------
           16,956  J.B. Hunt Transport Services, Inc.(1)                    586
--------------------------------------------------------------------------------
          174,298  Knight Transportation Inc.(1)                          4,200
--------------------------------------------------------------------------------
                                                                         20,332
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 2.7%
-------------------------------------------------------------------------------
          120,000  Mobile Telesystems ADR(1)                              5,760
--------------------------------------------------------------------------------
        1,000,000  Nextel Communications, Inc.(1)                        14,795
--------------------------------------------------------------------------------
          160,881  Vimpel-Communications ADR(1)                           6,413
--------------------------------------------------------------------------------
                                                                         26,968
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $874,633)                                                         959,674
--------------------------------------------------------------------------------
================================================================================

 TEMPORARY CASH INVESTMENTS - 4.2%

Repurchase Agreement, Deutsche Bank,
(U.S. Treasury obligations), in a joint
trading account at 1.23%,
dated 4/30/03, due 5/1/03
(Delivery value $42,101)
(Cost $42,100)                                                           42,100
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $916,733)                                                      $1,001,774
===============================================================================

See Notes to Financial Statements.                                  (continued)

                                                                        -------
                                                                             13

Vista - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)
================================================================================
 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                       ($ In Thousands)
  Contracts to Sell     Settlement Date            Value        Unrealized Loss
--------------------------------------------------------------------------------
   5,076,981 EURO           5/30/03                $5,667            $(73)
                                             ===================================

(Value on Settlement Date $5,594)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

================================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, was $557
    (in thousands), which represented 0.1% of net assets.

See Notes to Financial Statements.

-------
14

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
(Amounts In Thousands Except Per-Share Amounts)          ULTRA         VISTA
================================================================================
ASSETS
---------------------------------------------------------
Investment securities - unaffiliated, at value
(cost of $16,276,207 and $916,733, respectively) -
including $873,943 and $0 of securities loaned,
respectively                                          $19,555,567    $1,001,774
---------------------------------------------------------
Investment securities - affiliated, at value
(cost of $269,901 and $0, respectively) -
including $119,219 and $0 of securities loaned,
respectively                                              327,377            --
---------------------------------------------------------
Collateral for securities loaned, at value
(cost of $1,017,550 and $0,
respectively)                                           1,017,550            --
---------------------------------------------------------
Receivable for investments sold                            87,065        54,546
---------------------------------------------------------
Receivable for capital shares sold                            695             1
---------------------------------------------------------
Dividends and interest receivable                           5,776            58
--------------------------------------------------------------------------------
                                                       20,994,030     1,056,379
--------------------------------------------------------------------------------
================================================================================
LIABILITIES
---------------------------------------------------------
Disbursements in excess of demand deposit cash             28,218         7,836
---------------------------------------------------------
Payable for securities loaned, at value                 1,017,550            --
---------------------------------------------------------
Payable for investments purchased                          83,912        65,539
---------------------------------------------------------
Payable for forward foreign currency exchange contracts        --            73
---------------------------------------------------------
Accrued management fees                                    15,753           778
---------------------------------------------------------
Distribution fees payable                                      90             2
---------------------------------------------------------
Service fees payable                                           89             2
--------------------------------------------------------------------------------
                                                        1,145,612        74,230
--------------------------------------------------------------------------------
NET ASSETS                                            $19,848,418    $  982,149
================================================================================
================================================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------
Capital (par value and paid-in surplus)               $20,736,969    $1,435,373
---------------------------------------------------------
Accumulated net investment loss                            (3,545)       (2,617)
---------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions
                                                       (4,221,842)     (535,575)
---------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                   3,336,836        84,968
--------------------------------------------------------------------------------
                                                      $19,848,418    $  982,149
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                         $18,738,895,304 $932,098,993
---------------------------------------------------------
Shares outstanding                                     837,705,715   100,408,45
---------------------------------------------------------
Net asset value per share                                   $22.37        $9.28
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                           $660,770,140    $37,704,63
---------------------------------------------------------
Shares outstanding                                     29,323,274     4,017,379
---------------------------------------------------------
Net asset value per share                                  $22.53         $9.39
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                           $447,954,609    $12,213,19
---------------------------------------------------------
Shares outstanding                                     20,193,976     1,331,329
---------------------------------------------------------
Net asset value per share                                  $22.18         $9.17
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                               $797,958      $132,334
---------------------------------------------------------
Shares outstanding                                         36,158        14,529
---------------------------------------------------------
Net asset value per share                                  $22.07         $9.11
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                        -------
                                                                             15

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
(Amounts In Thousands)                                      ULTRA       VISTA
================================================================================
INVESTMENT LOSS

INCOME:
---------------------------------------------------------
Dividends (including $158 and $0 from affiliates,
respectively, and net of foreign taxes withheld of
$235 and $14, respectively)                           $    90,277      $  1,836
---------------------------------------------------------
Interest and other income                                   2,203           283
--------------------------------------------------------------------------------
                                                           92,480         2,119
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                            93,430         4,694
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                               501            14
---------------------------------------------------------
  C Class                                                       2            --
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                               501            14
---------------------------------------------------------
  C Class                                                       1            --
---------------------------------------------------------
Directors' fees and expenses                                  127             6
---------------------------------------------------------
Other expenses                                                 76             8
--------------------------------------------------------------------------------
                                                            94,638        4,736
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                         (2,158)      (2,617)
--------------------------------------------------------------------------------
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED LOSS ON:
---------------------------------------------------------
Investment transactions (including $(21,877)
and $0 from affiliates,
respectively)                                             (576,199)     (33,052)
---------------------------------------------------------
Foreign currency transactions                                   --         (116)
--------------------------------------------------------------------------------
                                                          (576,199)     (33,168)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------
Investments                                              1,092,779       38,253
---------------------------------------------------------
Translation of assets and liabilities
in foreign currencies                                           --          (73)
--------------------------------------------------------------------------------
                                                         1,092,779       38,180
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                           516,580        5,012
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  514,422     $  2,395
================================================================================

See Notes to Financial Statements.

-------
16

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
(Amounts In Thousands)                                      ULTRA                                   VISTA
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                    2003               2002               2003               2002
=======================================================================================================================
OPERATIONS
---------------------------------
Net investment income (loss)               $        (2,158)      $     58,973         $    (2,617)       $    (4,111)
---------------------------------
Net realized loss                                 (576,199)        (2,576,285)            (33,168)          (122,681)
---------------------------------
Change in net unrealized appreciation            1,092,779           (526,167)             38,180            (25,231)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          514,422         (3,043,479)              2,395           (152,023)
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
---------------------------------
  Investor Class                                   (53,614)                --                  --                 --
---------------------------------
  Institutional Class                               (2,704)                --                  --                 --
---------------------------------
  Advisor Class                                       (160)                --                  --                 --
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions          (56,478)                --                  --                 --
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets
from capital share transactions                   (174,518)        (2,982,124)            (35,226)          (114,538)
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              283,426         (6,025,603)            (32,831)          (266,561)
=======================================================================================================================

NET ASSETS

Beginning of period                             19,564,992         25,590,595           1,014,980           1,281,541
-----------------------------------------------------------------------------------------------------------------------
End of period                                  $19,848,418        $19,564,992          $  982,149          $1,014,980
=======================================================================================================================

Accumulated undistributed
net investment income (loss)                       $(3,545)           $55,091             $(2,617)                 --
=======================================================================================================================

See Notes to Financial Statements.

                                                                        -------
                                                                             17

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ultra Fund (Ultra) and Vista Fund
(Vista) (the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Ultra generally invests in equity securities of larger companies, but may invest in companies of any size. Vista generally invests in companies that are medium-sized and smaller at the time of purchase, but may invest in companies of any size. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS --The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into stock index futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign

(continued)

-------
18

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and capital gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 2. FEES AND TRANSACTIONS WITH RELATED

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. For the six months ended April 30, 2003, the effective annual management fee for Vista was
1.00%, 0.80%, 0.75%, and 1.00% for the Investor Class, Institutional Class,
Advisor Class, and C Class, respectively. For the six months ended April 30,
2003, the effective annual management fee for Ultra was 1.00%, 0.80%, 0.75%, and
1.00% for the Investor Class, Institutional Class, Advisor Class, and C Class,
respectively.

The annual management fee schedule for each class of Ultra is as follows:

                          INVESTOR     INSTITUTIONAL    ADVISOR           C
                            CLASS          CLASS         CLASS          CLASS
--------------------------------------------------------------------------------
================================================================================
FUND AVERAGE NET ASSETS
---------------------------------------------
First $20 billion           1.00%          0.80%         0.75%          1.00%
--------------------------------------------------------------------------------
Over $20 billion            0.95%          0.75%         0.70%          0.95%
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                        -------
                                                                             19

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 2. FEES AND TRANSACTIONS WITH RELATED (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a separate
Master Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.75%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C
Class shares. Fees incurred under the plans during the six months ended April
30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. Ultra has a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

 3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2003, were as follows:

                                                          ULTRA        VISTA
--------------------------------------------------------------------------------
Purchases                                              $10,461,941  $1,212,460
--------------------------------------------------------------------------------
Proceeds from sales                                    $10,189,406  $1,263,563
--------------------------------------------------------------------------------

                                                                   (continued)

-------
20

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                                    ULTRA                         VISTA
----------------------------------------------------------------------------------------------------
                                            SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------
====================================================================================================
INVESTOR CLASS
------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                          3,500,000                       800,000
====================================================================================================
Sold                                          49,440     $1,059,784          7,438     $   66,132
------------------------------------------
Issued in reinvestment of distributions        2,406         51,578             --             --
------------------------------------------
Redeemed                                     (66,788)    (1,420,054)       (11,476)      (102,007)
----------------------------------------------------------------------------------------------------
Net decrease                                 (14,942)    $ (308,692)        (4,038)    $  (35,875)
====================================================================================================
YEAR ENDED OCTOBER 31, 2002
SHARES AUTHORIZED                          3,500,000                       800,000
====================================================================================================
Sold                                          92,545   $  2,336,463         25,893     $  275,275
------------------------------------------
Redeemed                                    (218,852)    (5,400,681)       (36,565)      (386,828)
----------------------------------------------------------------------------------------------------
Net decrease                                (126,307)   $(3,064,218)       (10,672)     $(111,553)
====================================================================================================
====================================================================================================
INSTITUTIONAL CLASS
------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
SHARES AUTHORIZED                            200,000                        80,000
====================================================================================================
Sold                                           7,009       $152,060            784         $7,032
------------------------------------------
Issued in reinvestment of distributions          125          2,698             --             --
------------------------------------------
Redeemed                                      (3,080)       (65,189)          (808)        (7,205)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                        4,054      $  89,569            (24)        $ (173)
====================================================================================================
YEAR ENDED OCTOBER 31, 2002
SHARES AUTHORIZED                            200,000                        80,000
====================================================================================================
Sold                                          11,571       $310,979          2,107        $22,418
------------------------------------------
Redeemed                                      (9,814)      (246,483)        (2,372)       (25,355)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                        1,757      $  64,496           (265)      $ (2,937)
====================================================================================================
====================================================================================================
ADVISOR CLASS
------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
SHARES AUTHORIZED                            300,000                       210,000
====================================================================================================
Sold                                           4,920       $104,434            386         $3,327
------------------------------------------
Issued in reinvestment of distributions            7            158             --             --
------------------------------------------
Redeemed                                      (2,859)       (60,258)          (294)        (2,526)
----------------------------------------------------------------------------------------------------
Net increase                                   2,068      $  44,334             92        $   801
====================================================================================================
YEAR ENDED OCTOBER 31, 2002
SHARES AUTHORIZED                            300,000                       210,000
====================================================================================================
Sold                                           6,651       $165,720          1,311        $14,026
------------------------------------------
Redeemed                                      (6,063)      (148,584)        (1,336)       (14,189)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                          588      $  17,136            (25)      $   (163)
====================================================================================================

                                                                   (continued)

-------
21

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            ULTRA                        VISTA
--------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------
=============================================================================================
C CLASS
-----------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
SHARES AUTHORIZED                     100,000                       100,000
=============================================================================================
Sold                                       20           $430              3             $22
-----------------------------------
Redeemed                                   (7)          (159)            --              (1)
---------------------------------------------------------------------------------------------
Net increase                               13           $271              3             $21
=============================================================================================
YEAR ENDED OCTOBER 31, 2002
SHARES AUTHORIZED                     100,000                       100,000
=============================================================================================
Sold                                       24           $560             12            $115
-----------------------------------
Redeemed                                   (5)           (98)            --              --
---------------------------------------------------------------------------------------------
Net increase                               19           $462             12            $115
=============================================================================================

 5. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company, therefore, the company is affiliated as defined in the Investment Company Act of 1940. A summary of transactions for each issuer which is or was an affiliate at or during the six months ended April
30, 2003 follows:

                           SHARE BALANCE      PURCHASE       SALES         REALIZED       DIVIDEND         APRIL 30, 2003
ISSUER                       10/31/02           COST          COST           LOSS          INCOME   SHARE BALANCE     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
ULTRA
--------------------------------------------------------------------------------
Affiliated Managers
Group Inc.(1)(2)              1,050,000     $       --      $64,413       $(21,877)       $   --             --         $        --
---------------------------
Applebee's
International Inc.            2,639,623             --           --             --           158      2,639,623              72,458
---------------------------
Cheesecake Factory Inc.(1)      418,000         78,933           --             --            --      2,865,000              90,548
---------------------------
Chico's FAS, Inc.(1)          2,425,000         29,988           --             --            --      3,921,000              95,437
---------------------------
PF Chang's China
Bistro, Inc.(1)                      --         59,206           --             --            --      1,645,000              68,934
------------------------------------------------------------------------------------------------------------------------------------
                                              $168,127      $64,413       $(21,877)         $158                           $327,377
====================================================================================================================================

(1) Non-income producing.

(2) Issuer was not an affiliate at April 30, 2003.

                                                                   (continued)

-------
22

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

 6. SECURITIES LENDING

As of April 30, 2003, securities in Ultra valued at $993,162 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for Ultra. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the
Schedule of Investments. The total value of all collateral received, at this date, was $1,017,550. Ultra's risk in securities lending is that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Ultra may be delayed or limited.

 7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2003.

 8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

                                                         ULTRA         VISTA
--------------------------------------------------------------------------------
Federal tax cost of investments                       $16,760,843     $926,459
================================================================================
Gross tax appreciation of investments                  $3,295,921     $111,185
---------------------------------------------------------
Gross tax depreciation of investments                    (173,820)     (35,870)
--------------------------------------------------------------------------------
Net tax appreciation of investments                    $3,122,101      $75,315
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryover amounts as of October 31, 2002:

                                                         ULTRA         VISTA
--------------------------------------------------------------------------------
Accumulated capital losses                            $(3,430,907)  $(492,681)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010, for  both funds.

                                                                        -------
                                                                             23

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                           2003(1)        2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period      $21.83         $25.09         $41.45         $38.97         $31.06          $33.46
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)           --(3)          0.06          (0.06)         (0.28)         (0.14)          (0.02)
------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.60          (3.32)        (11.89)          4.14          11.17            4.70
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.60          (3.26)        (11.95)          3.86          11.03            4.68
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.06)            --             --             --             --           (0.01)
------------------------------------------
  From Net Realized Gains                     --             --          (4.41)         (1.38)         (3.12)          (7.07)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.06)            --          (4.41)         (1.38)         (3.12)          (7.08)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $22.37         $21.83         $25.09         $41.45         $38.97          $31.06
====================================================================================================================================
  TOTAL RETURN(4)                           2.78%        (12.99)%       (31.44)%         9.81%         37.94%          17.61%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(5)          0.99%          0.98%         0.99%          1.00%          1.00%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                  (0.02)%(5)          0.24%        (0.18)%       (0.64)%        (0.39)%        (0.08)%
------------------------------------------
Portfolio Turnover Rate                      54%             92%            86%           62%            42%           128%
------------------------------------------
Net Assets, End of Period (in millions)  $18,739         $18,616        $24,560       $38,461        $35,752        $25,396
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

-------
24

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                           2003(1)         2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period      $22.02         $25.24         $41.65         $39.13         $31.12          $33.53
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)           0.02           0.11           0.01          (0.20)         (0.09)           0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.60          (3.33)        (11.94)          4.10          11.22            4.72
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.62          (3.22)        (11.93)          3.90          11.13            4.75
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.11)            --             --             --             --           (0.09)
------------------------------------------
  From Net Realized Gains                     --             --          (4.48)         (1.38)         (3.12)          (7.07)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.11)            --          (4.48)         (1.38)         (3.12)          (7.16)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $22.53         $22.02         $25.24         $41.65         $39.13          $31.12
====================================================================================================================================
  TOTAL RETURN(3)                           2.82%        (12.76)%       (31.25)%         9.87%         38.21%          17.85%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.80%(4)           0.79%          0.78%         0.79%          0.80%           0.80%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    0.18%(4)           0.44%          0.02%       (0.44)%        (0.19)%           0.12%
------------------------------------------
Portfolio Turnover Rate                      54%              92%            86%           62%            42%            128%
------------------------------------------
Net Assets, End of Period
(in thousands)                          $660,770         $556,316       $593,436      $763,304       $186,025         $36,065
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                        -------
                                                                             25

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period      $21.62         $24.92         $41.23         $38.80         $31.00         $33.36
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)          (0.03)          --(3)         (0.13)         (0.40)         (0.23)         (0.11)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.60          (3.30)        (11.87)          4.21          11.15           4.73
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.57          (3.30)        (12.00)          3.81          10.92           4.62
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.01)            --             --             --             --             --
------------------------------------------
  From Net Realized Gains                     --             --          (4.31)         (1.38)         (3.12)         (6.98)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.01)            --          (4.31)         (1.38)         (3.12)         (6.98)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $22.18         $21.62         $24.92         $41.23         $38.80         $31.00
====================================================================================================================================
  TOTAL RETURN(4)                           2.63%        (13.24)%       (31.69)%         9.72%         37.63%         17.36%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.25%(5)           1.24%          1.23%         1.24%          1.25%          1.25%
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.27)%(5)         (0.01)%        (0.43)%       (0.89)%        (0.64)%        (0.33)%
------------------------------------------
Portfolio Turnover Rate                      54%              92%            86%           62%            42%           128%
------------------------------------------
Net Assets, End of Period
(in thousands)                          $447,955         $391,968       $437,024      $521,187       $247,814        $98,965
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

-------
26

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
----------------------------------------------------------------------------------------
                                                                C CLASS
----------------------------------------------------------------------------------------
                                                 2003(1)         2002          2001(2)
========================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $21.59         $25.09          $25.53
----------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income (Loss)(3)                (0.11)         (0.19)           --(4)
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.59          (3.31)          (0.44)
----------------------------------------------------------------------------------------
  Total From Investment Operations                0.48          (3.50)          (0.44)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $22.07         $21.59          $25.09
========================================================================================
  TOTAL RETURN(5)                                 2.22%        (13.95)%         (1.72)%
========================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          2.00%(6)           1.99%        1.99%(6)
-------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (1.02)%(6)         (0.76)%      (3.10)%(6)
-------------------------------------------------
Portfolio Turnover Rate                            54%              92%          86%(7)
-------------------------------------------------
Net Assets, End of Period
(in thousands)                                    $798             $502            $95
----------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) October 29, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31,  2001.

See Notes to Financial Statements.

                                                                        -------
                                                                             27

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $9.25         $10.62         $24.37         $15.41          $9.27         $14.53
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Loss(2)                   (0.02)         (0.04)         (0.04)         (0.16)         (0.05)         (0.05)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.05          (1.33)         (7.38)         10.07           6.19          (4.41)
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.03          (1.37)         (7.42)          9.91           6.14          (4.46)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains                     --             --          (6.33)         (0.95)            --          (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.28          $9.25         $10.62         $24.37         $15.41          $9.27
====================================================================================================================================
  TOTAL RETURN(3)                           0.32%        (12.90)%       (37.48)%        66.16%         66.24%        (31.94)%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)           1.00%          1.00%         1.00%          1.00%           1.00%
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.55)%(4)         (0.34)%        (0.31)%       (0.65)%        (0.40)%         (0.42)%
------------------------------------------
Portfolio Turnover Rate                     133%             293%           290%          135%           187%            229%
------------------------------------------
Net Assets, End of Period (in millions)     $932             $966         $1,222        $2,345         $1,146            $895
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-------
28

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                           2003(1)         2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $9.34         $10.70         $24.50         $15.51          $9.32         $14.56
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Loss(2)                   (0.02)         (0.02)         (0.02)         (0.11)         (0.04)         (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.07          (1.34)         (7.41)         10.09           6.23          (4.43)
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.05          (1.36)         (7.43)          9.98           6.19          (4.44)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains                     --             --          (6.37)         (0.99)            --          (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.39          $9.34         $10.70         $24.50         $15.51          $9.32
====================================================================================================================================
  TOTAL RETURN(3)                           0.54%        (12.71)%       (37.31)%        66.28%         66.42%        (31.72)%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.80%(4)           0.80%          0.80%         0.80%          0.80%          0.80%
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.35)%(4)         (0.14)%        (0.11)%       (0.45)%        (0.20)%        (0.22)%
------------------------------------------
Portfolio Turnover Rate                     133%             293%           290%          135%           187%           229%
------------------------------------------
Net Assets, End of Period (in thousands) $37,705          $37,743        $46,069       $56,022           $122            $60
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                        -------
                                                                             29

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2002           2001           2000           1999           1998
====================================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $9.15         $10.53         $24.24         $15.31          $9.23         $14.50
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Loss(2)                   (0.04)         (0.06)         (0.08)         (0.22)         (0.08)         (0.08)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.06          (1.32)         (7.35)         10.05           6.16          (4.39)
------------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.02          (1.38)         (7.43)          9.83           6.08          (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains                     --             --          (6.28)         (0.90)            --          (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.17          $9.15         $10.53         $24.24         $15.31          $9.23
====================================================================================================================================
  TOTAL RETURN(3)                           0.22%        (13.11)%       (37.76)%        65.98%         65.87%        (32.08)%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.25%(4)           1.25%          1.25%         1.25%          1.25%         1.25%
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.80)%(4)         (0.59)%        (0.56)%       (0.90)%        (0.65)%       (0.67)%
------------------------------------------
Portfolio Turnover Rate                     133%             293%           290%          135%           187%          229%
------------------------------------------
Net Assets, End of Period
(in thousands)                           $12,213          $11,333        $13,315       $22,077         $7,755        $4,052
------------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-------
30

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------
                                                              C CLASS
--------------------------------------------------------------------------------
                                                2003(1)        2002           2001(2)
=======================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $9.12         $10.59          $12.07
---------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss(3)                        (0.07)         (0.15)          (0.06)
-----------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.06          (1.32)          (1.42)
---------------------------------------------------------------------------------------
  Total From Investment Operations              (0.01)         (1.47)          (1.48)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.11          $9.12          $10.59
=======================================================================================
  TOTAL RETURN(4)                               (0.11)%       (13.88)%        (12.26)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          2.00%(5)          2.00%        2.00%(5)
-----------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (1.55)%(5)        (1.34)%      (1.77)%(5)
-----------------------------------------------
Portfolio Turnover Rate                           133%            293%         290%(6)
-----------------------------------------------
Net Assets, End of Period
(in thousands)                                    $132            $110             $4
---------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) July 18, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

                                                                        -------
                                                                             31

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The total expense ratios of
Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower than those of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for equity funds and 0.75% for fixed-income funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00%
for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

-------
32

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                        -------
                                                                             33

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded  U.S. companies, based on total market capitalization.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

-------
34

Notes

                                                                        -------
                                                                             35

Notes

-------
36

[inside back cover -- blank]

[back cover]

CONTACT US

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BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:  1-800-345-6488

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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:  American Century Investment Management, Inc.  Kansas City,
Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0306                                American Century Investment Services, Inc.
SH-SAN-34839N                    (c)2003 American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Heritage
Growth

[american century logo and text logo (reg.sm)]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with semiannual reports for the Heritage and
Growth funds for the six months ended April 30, 2003.

The reports include comparative performance graphs and tables, portfolio commentaries, tables that summarize portfolio investments, full listings of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Heritage and Growth shareholder reports will be the annual reports for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

Our Message to You ........................................................    1

HERITAGE

GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

Heritage - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                                  --------------------------------
                                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------------------------------
                                                                                    SINCE             INCEPTION
                                1 YEAR           5 YEARS         10 YEARS         INCEPTION             DATE
---------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS                 -19.98%           -0.57%            7.65%           11.04%             11/10/87
---------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX           -14.13%            1.00%           10.14%           12.37%(1)             --
---------------------------------------------------------------------------------------------------------------------
Institutional Class            -19.72%           -0.32%              --             2.86%              6/16/97
---------------------------------------------------------------------------------------------------------------------
Advisor Class                  -20.11%           -0.81%              --             1.58%              7/11/97
---------------------------------------------------------------------------------------------------------------------
C Class                        -20.79%              --               --           -16.88%              6/26/01
---------------------------------------------------------------------------------------------------------------------

(1) Since 10/31/87, the date nearest the Investor Class's inception for which data are available.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
------------------------------------------------------------------------------------------------------------
                      1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
------------------------------------------------------------------------------------------------------------
Investor Class       13.14%    5.90%   25.04%    6.01%   35.37%   -6.05%   54.89%   -7.92%   -9.34%  -19.98%
------------------------------------------------------------------------------------------------------------
Russell Midcap Index  8.81%   12.30%   30.79%   10.95%   40.98%    5.93%   16.01%    0.29%   -0.70%  -14.13%
------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures.
Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     2

Heritage - Performance Review

[photo of Kurt Stalzer and Linda Peterson]

A performance review from Kurt Stalzer and Linda Peterson, portfolio managers on the Heritage investment team.

Heritage fell 1.10%* during the six months ended April 30, 2003 while its benchmark, the Russell Midcap Index, rose 7.58%. During the period, the domestic stock market gained ground. The breadth of the advance was reflected in the positive performance of the Russell 1000 Index, which measures large-cap stocks, and the Russell 2000 Index, which measures smaller stocks. Much of the market's progress was made in March and April: For example, from its six-month low on
March 12 through April 30, the Russell Midcap Index returned 13.90%; from
October 31, 2002, through March 12, 2003, the benchmark index fell 5.54%.

Heritage's position in the technology sector was the top detractor from six-month returns. The biggest declines in this area were posted by defense and aerospace companies, including Alliant Techsystems. Computer hardware businesses, electrical equipment manufacturers, and software companies also fell. However, the portfolio's returns were helped by its semiconductor holdings.

Heritage's health care stake weighed on returns. Investments in the medical providers and services industry hurt performance most. This included the portfolio's biggest detractor, specialty drug distributor Accredo Health, which was sold. However, there were a number of bright spots among holdings in the health care sector. Omnicare, a provider of pharmacy services to long-term care facilities, was one of the portfolio's best individual contributors. Drug companies and select manufacturers of medical products and supplies turned in positive results for the portfolio. Teva Pharmaceutical Industries, a global drug company with a focus on generics, was another top contributor during the period.

In the consumer services sector, Heritage's investments in media companies detracted from the portfolio's six-month returns and overrode advances among restaurant holdings. However,

TOP TEN HOLDINGS
AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
                                       % OF FUND              % OF FUND
                                      INVESTMENTS            INVESTMENTS
                                         AS OF                  AS OF
                                        4/30/03               10/31/02
-------------------------------------------------------------------------------
Affiliated Computer
Services Inc.                             2.7%                  2.3%
-------------------------------------------------------------------------------
Omnicare, Inc.                            2.5%                  2.5%
-------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       2.4%                  1.6%
-------------------------------------------------------------------------------
American Standard
Companies Inc.                            2.4%                  1.8%
-------------------------------------------------------------------------------
Corporate Executive
Board Co. (The)                           2.1%                  1.5%
-------------------------------------------------------------------------------
Cooper Cameron Corp.                      2.1%                  2.0%
-------------------------------------------------------------------------------
Westwood One, Inc.                        2.0%                  2.6%
-------------------------------------------------------------------------------
Pactiv Corporation                        1.9%                  0.8%
-------------------------------------------------------------------------------
Bard (C.R.), Inc.                         1.7%                  1.3%
-------------------------------------------------------------------------------
Manpower Inc.                             1.6%                  1.4%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.
                                                                     (continued)

                                                                          ------
                                                                               3

Heritage - Performance Review

Heritage earned positive results from its industrials stake. The leading performers in this area were found in the environmental services industry.
Positions in the energy and consumer cyclical sectors also helped the portfolio's performance.

Holdings in the information services industry boosted returns. Corporate
Executive Board, a provider of business research and analysis services to more than 1,900 companies in the U.S. and abroad, was one standout in the area. On the downside, PEC Solutions, which helps government clients utilize the Internet to improve performance, detracted from the portfolio's results, and the stock was sold.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/03              10/31/02
--------------------------------------------------------------------------------
Information Services                      8.9%                  8.5%
--------------------------------------------------------------------------------
Medical Products
& Supplies                                5.6%                  9.2%
--------------------------------------------------------------------------------
Industrial Parts                          5.3%                  6.5%
--------------------------------------------------------------------------------
Drugs                                     4.4%                  1.6%
--------------------------------------------------------------------------------
Chemicals                                 4.3%                  3.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                  AS OF
                                        4/30/03               10/31/02
--------------------------------------------------------------------------------
U.S. Common Stocks &
Equity Futures                           89.5%                 94.8%
--------------------------------------------------------------------------------
Foreign Stocks                            4.5%                  2.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    94.0%                 97.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               6.0%                  2.9%
--------------------------------------------------------------------------------

------
     4

Heritage - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.6%

APPAREL & TEXTILES -- 1.5%
-------------------------------------------------------------------------------
                     564,200    Liz Claiborne, Inc.                $    18,353
-------------------------------------------------------------------------------

BANKS -- 3.0%
-------------------------------------------------------------------------------
                     102,940    Charter One Financial Inc.               2,990
-------------------------------------------------------------------------------
                     252,899    Commerce Bancshares, Inc.                9,592
-------------------------------------------------------------------------------
                     465,400    Cullen/Frost Bankers, Inc.              15,261
-------------------------------------------------------------------------------
                     285,300    National City Corp.                      8,548
-------------------------------------------------------------------------------
                                                                        36,391
-------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.6%
-------------------------------------------------------------------------------
                     170,200    Gilead Sciences, Inc.(1)                 7,856
-------------------------------------------------------------------------------

CHEMICALS -- 4.3%
-------------------------------------------------------------------------------
                     351,500    Avery Dennison Corp.                    18,633
-------------------------------------------------------------------------------
                   1,152,100    Pactiv Corporation(1)                   23,641
-------------------------------------------------------------------------------
                     243,800    Valspar Corp.                           10,530
-------------------------------------------------------------------------------
                                                                        52,804
-------------------------------------------------------------------------------

CLOTHING STORES -- 2.6%
-------------------------------------------------------------------------------
                     138,000    Coach Inc.(1)                            6,004
-------------------------------------------------------------------------------
                     533,300    Foot Locker Inc.                         5,866
-------------------------------------------------------------------------------
                     636,900    Gap, Inc. (The)                         10,592
-------------------------------------------------------------------------------
                     386,000    Pacific Sunwear of California(1)         8,797
-------------------------------------------------------------------------------
                                                                        31,259
-------------------------------------------------------------------------------

COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.5%
-------------------------------------------------------------------------------
                     799,992    American Power
                                Conversion Corp.(1)                     12,476
-------------------------------------------------------------------------------
                     165,787    Imation Corporation(1)                   5,686
-------------------------------------------------------------------------------
                     368,800    Pinnacle Systems, Inc.(1)                3,493
-------------------------------------------------------------------------------
                     134,349    Zebra Technologies Corp. Cl A(1)         8,954
-------------------------------------------------------------------------------
                                                                        30,609
-------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 3.4%
-------------------------------------------------------------------------------
                     420,100    Amdocs Ltd.(1)                           7,419
-------------------------------------------------------------------------------
                     236,200    Cognos, Inc.(1)                          6,413
-------------------------------------------------------------------------------
                     337,100    Documentum Inc.(1)                       6,199
-------------------------------------------------------------------------------
                     132,000    Kronos Inc.(1)                           6,021
-------------------------------------------------------------------------------
                     267,800    Mercury Interactive Corp.(1)             9,085
-------------------------------------------------------------------------------
                     210,900    Reynolds & Reynolds Co. Cl A             6,076
-------------------------------------------------------------------------------
                                                                        41,213
-------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 1.9%
-------------------------------------------------------------------------------
                     317,400    Alliant Techsystems Inc.(1)             17,051
-------------------------------------------------------------------------------
                     124,100    Lockheed Martin Corp.                    6,211
-------------------------------------------------------------------------------
                                                                        23,262
-------------------------------------------------------------------------------

DEPARTMENT STORES -- 1.0%
-------------------------------------------------------------------------------

                     342,300    Family Dollar Stores, Inc.              11,703
-------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

DRUGS -- 4.4%
-------------------------------------------------------------------------------
                     233,100   Barr Laboratories, Inc.(1)         $     12,960
-------------------------------------------------------------------------------
                     395,200   Mylan Laboratories Inc.                  11,172
-------------------------------------------------------------------------------
                     629,536   Teva Pharmaceutical
                               Industries Ltd. ADR                      29,409
-------------------------------------------------------------------------------
                                                                        53,541
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.0%
-------------------------------------------------------------------------------
                     518,918   Comverse Technology, Inc.(1)              6,774
-------------------------------------------------------------------------------
                     984,800   Flextronics International Ltd. ADR(1)     8,627
-------------------------------------------------------------------------------
                     414,000   UTStarcom Inc.(1)                         9,015
-------------------------------------------------------------------------------
                                                                        24,416
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 2.5%
-------------------------------------------------------------------------------
                     138,100   EOG Resources Inc.                        5,162
-------------------------------------------------------------------------------
                     297,800   Pioneer Natural Resources Co.(1)          7,123
-------------------------------------------------------------------------------
                     918,666   XTO Energy Inc.                          17,915
-------------------------------------------------------------------------------
                                                                        30,200
-------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 2.5%
-------------------------------------------------------------------------------
                     603,700   Republic Services, Inc. Cl A(1)          12,955
-------------------------------------------------------------------------------
                     451,900   Stericycle, Inc.(1)                      17,767
-------------------------------------------------------------------------------
                                                                        30,722
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
                     161,000   Brown & Brown, Inc.                       5,759
-------------------------------------------------------------------------------

FOOD & BEVERAGE -- 2.0%
-------------------------------------------------------------------------------
                     195,000   Corn Products International Inc.          5,827
-------------------------------------------------------------------------------
                     141,500   Hershey Foods Corp.                       9,233
-------------------------------------------------------------------------------
                     259,300   Performance Food Group Co.(1)             9,101
-------------------------------------------------------------------------------

                                                                        24,161
-------------------------------------------------------------------------------

HEAVY MACHINERY -- 0.3%
-------------------------------------------------------------------------------
                      87,500   Deere & Co.                               3,853
-------------------------------------------------------------------------------

HOTELS -- 0.6%
-------------------------------------------------------------------------------
                     507,400   Hilton Hotels Corp.                       6,759
-------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 5.3%
-------------------------------------------------------------------------------
          405,500  American Standard
                   Companies Inc.(1)                                    28,867
-------------------------------------------------------------------------------
                     339,837   Fastenal Company                         11,750
-------------------------------------------------------------------------------
                      70,600   Grainger (W.W.), Inc.                     3,258
-------------------------------------------------------------------------------
                     325,700   Idex Corporation                         10,374
-------------------------------------------------------------------------------
                      96,621   Ingersoll-Rand Company                    4,259
-------------------------------------------------------------------------------
                     278,923   Pall Corp.                                5,891
-------------------------------------------------------------------------------
                                                                        64,399
-------------------------------------------------------------------------------

INDUSTRIAL SERVICES -- 1.6%
-------------------------------------------------------------------------------
                     589,372   Manpower Inc.                            19,379
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Heritage - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

INFORMATION SERVICES -- 8.9%
--------------------------------------------------------------------------------
          687,900  Affiliated Computer
                   Services Inc.(1)                               $     32,814
--------------------------------------------------------------------------------
                   1,068,141    BearingPoint, Inc.(1)                    8,727
-------------------------------------------------------------------------------
                     352,700    ChoicePoint Inc.(1)(2)                  12,443
-------------------------------------------------------------------------------
                     194,000    Computer Sciences Corp.(1)               6,392
-------------------------------------------------------------------------------
                     616,402    Corporate Executive
                                Board Co. (The)(1)                      25,242
-------------------------------------------------------------------------------
                     361,144    Getty Images Inc.(1)                    12,225
-------------------------------------------------------------------------------
                     380,900    Paychex, Inc.                           11,863
-------------------------------------------------------------------------------
                                                                       109,706
-------------------------------------------------------------------------------

LEISURE -- 0.7%
-------------------------------------------------------------------------------
                     420,100    Mattel, Inc.                             9,133
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 1.6%
-------------------------------------------------------------------------------
                     581,400    Aflac Inc.                              19,018
-------------------------------------------------------------------------------

MEDIA -- 3.7%
-------------------------------------------------------------------------------
                     307,400    Entercom Communications Corp.(1)        14,937
-------------------------------------------------------------------------------
                     167,000    Lamar Advertising Company(1)             6,000
-------------------------------------------------------------------------------
                     702,315    Westwood One, Inc.(1)                   24,511
-------------------------------------------------------------------------------
                                                                        45,448
-------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 5.6%
-------------------------------------------------------------------------------
                     142,300    Alcon, Inc.(1)                           6,268
-------------------------------------------------------------------------------
                     327,600    Bard (C.R.), Inc.                       20,763
-------------------------------------------------------------------------------
                     167,600    Becton Dickinson & Co.                   5,933
-------------------------------------------------------------------------------
                     255,600    Boston Scientific Corp.(1)              11,004
-------------------------------------------------------------------------------
                     286,995    Henry Schein, Inc.(1)                   12,380
-------------------------------------------------------------------------------
                     108,500    St. Jude Medical, Inc.(1)                5,692
-------------------------------------------------------------------------------
                     267,089    Steris Corp.(1)                          6,063
-------------------------------------------------------------------------------
                                                                        68,103
-------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 3.7%
--------------------------------------------------------------------------------
          798,600  Health Management
                   Associates, Inc. Cl A                                13,624
--------------------------------------------------------------------------------
                   1,164,974    Omnicare, Inc.                          30,895
-------------------------------------------------------------------------------
                                                                        44,519
-------------------------------------------------------------------------------

MINING & METALS -- 1.3%
-------------------------------------------------------------------------------
                     159,500    Ball Corp.                               8,957
-------------------------------------------------------------------------------
                     368,100    Olin Corp.                               6,670
-------------------------------------------------------------------------------
                                                                        15,627
-------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 2.3%
-------------------------------------------------------------------------------
                     367,000    Genuine Parts Company                   11,733
-------------------------------------------------------------------------------
                     354,700    Harley-Davidson, Inc.                   15,763
-------------------------------------------------------------------------------
                                                                        27,496
-------------------------------------------------------------------------------

OIL SERVICES -- 3.9%
-------------------------------------------------------------------------------
                     315,100    BJ Services Co.(1)                      11,504
-------------------------------------------------------------------------------
                     526,400    Cooper Cameron Corp.(1)                 25,193
-------------------------------------------------------------------------------
                     446,400    ENSCO International Inc.                11,339
-------------------------------------------------------------------------------
                                                                        48,036
-------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

PUBLISHING -- 0.5%
-------------------------------------------------------------------------------
                     126,200   New York Times Co. (The) Cl A     $       5,853
-------------------------------------------------------------------------------

RAILROADS -- 0.9%
-------------------------------------------------------------------------------
          224,100  Canadian National
                   Railway Co. ORD                                      10,888
-------------------------------------------------------------------------------

RESTAURANTS -- 2.1%
-------------------------------------------------------------------------------
                     502,300   Applebee's International Inc.            13,788
-------------------------------------------------------------------------------
                     459,400   Sonic Corporation(1)                     12,406
-------------------------------------------------------------------------------
                                                                        26,194
-------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 3.9%
-------------------------------------------------------------------------------
                     260,433   Affiliated Managers Group Inc.(1)        12,061
-------------------------------------------------------------------------------
                      44,983   Alliance Capital
                               Management Holding L.P.                   1,434
-------------------------------------------------------------------------------
                     254,200   Franklin Resources, Inc.                  8,866
-------------------------------------------------------------------------------
                     304,500   Legg Mason, Inc.                         16,535
-------------------------------------------------------------------------------
                     145,900   Lehman Brothers Holdings Inc.             9,187
-------------------------------------------------------------------------------
                                                                        48,083
-------------------------------------------------------------------------------

SEMICONDUCTOR -- 3.1%
-------------------------------------------------------------------------------
                     541,000   Arrow Electronics, Inc.(1)                9,132
-------------------------------------------------------------------------------
                     260,000   International Rectifier Corp.(1)          5,881
-------------------------------------------------------------------------------
                     333,300   Linear Technology Corp.                  11,492
-------------------------------------------------------------------------------
                     275,888   Maxim Integrated Products, Inc.          10,841
-------------------------------------------------------------------------------
                                                                        37,346
-------------------------------------------------------------------------------

SPECIALTY STORES -- 2.8%
-------------------------------------------------------------------------------
                     350,500   Best Buy Co., Inc.(1)                    12,120
-------------------------------------------------------------------------------
                     427,645   PETCO Animal Supplies, Inc.(1)            9,036
-------------------------------------------------------------------------------
                     483,800   Tiffany & Co.                            13,421
-------------------------------------------------------------------------------
                                                                        34,577
-------------------------------------------------------------------------------

TRUCKING, SHIPPING & AIR FREIGHT -- 1.1%
-------------------------------------------------------------------------------
                     594,700   Werner Enterprises Inc.                  13,437
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $976,652)                                                      1,080,103
===============================================================================

TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES* -- 5.4%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
(Delivery value $59,002)                                                59,000
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
(Delivery value $6,575)                                                  6,575
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES
(Cost $65,575)                                                          65,575
===============================================================================

See Notes to Financial Statements.                                  (continued)

------
     6

Heritage - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                          Value
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.0%

          $15,200  FHLB Discount Notes, 1.25%,
                   5/1/03(3)                                      $     15,200
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
(Delivery value $52,427)                                                52,425
-------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations),  in a
joint trading account at 1.22%,
dated 4/30/03, due 5/1/03
(Delivery value $5,700)                                                  5,700
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $73,325)                                                          73,325
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,115,552)                                                   $1,219,003
===============================================================================

EQUITY FUTURES CONTRACTS*
                                                     ($ In Thousands)

                                Expiration      Underlying Face     Unrealized
     Purchased                    Date         Amount at Value        Gain
-------------------------------------------------------------------------------
245  NASDAQ 100 Futures         June 2003          $27,097            $3,061
-------------------------------------------------------------------------------
176  S&P MidCap 400 Futures     June 2003           38,478             3,860
-------------------------------------------------------------------------------
                                                   $65,575            $6,921
                                              =================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell).
By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

ORD = Foreign Ordinary Share

(1)  Non-income producing.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(3)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                         ------
                                                                         7

Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                      --------------------------------

                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------

                                                                       SINCE         INCEPTION
                                1 YEAR      5 YEARS     10 YEARS     INCEPTION         DATE
-------------------------------------------------------------------------------------------------
INVESTOR CLASS                 -16.33%      -3.31%        6.93%       15.09%         6/30/71(1)
-------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX      -14.35%      -5.63%        7.88%       N/A(2)              --
-------------------------------------------------------------------------------------------------
Institutional Class            -16.16%      -3.09%           --        1.65%         6/16/97
-------------------------------------------------------------------------------------------------
Advisor Class                  -16.58%      -3.59%           --        2.09%          6/4/97
-------------------------------------------------------------------------------------------------
C Class                        -17.13%          --           --      -16.91%        11/28/01
-------------------------------------------------------------------------------------------------

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) Benchmark began 12/29/78.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------------------
                  1994     1995     1996     1997     1998      1999     2000      2001       2002      2003
--------------------------------------------------------------------------------------------------------------
Investor Class   14.04%    6.53%   16.31%   13.30%   44.50%    24.48%   32.16%   -27.72%    -15.05%   -16.33%
--------------------------------------------------------------------------------------------------------------
Russell 1000
Growth Index      3.80%   19.60%   32.55%   22.06%   42.09%    26.53%   27.58%   -32.25%    -20.10%   -14.35%
--------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures.
Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     8

Growth - Performance Review

[photo of Greg Woodhams and Prescott LeGard]

A performance review from Greg Woodhams and Prescott LeGard, portfolio managers on the Growth investment team.

Growth gained 2.09%* during the six months ended April 30, 2003, trailing  its benchmark, the Russell 1000 Growth Index, which rose 4.28%. On average, funds in
Growth's peer group, the Lipper, Inc. Large-Cap Growth universe, gained 2.77%.

The portfolio outperformed its benchmark and Lipper peers on a longer-term basis. During the last three years, Growth declined an average of 19.88% per year compared to average annual losses of 22.60% for the Russell 1000 Growth
Index and the average annual losses of 21.42% for its Lipper peers. During the last five years, the portfolio's 3.31% average decline was  better than the average annual losses  of 5.63% and 5.13% for its benchmark and peers respectively.

The domestic equity market advanced during the six months covered by this report, as evidenced by the performance of key indices. The Russell 1000 Index, which measures the performance of large companies rose 4.75%, while the Russell
2000 Index, which tracks the progress of smaller companies, gained 7.55%. Among large-cap equities, value stocks outperformed growth issues, as illustrated by the performance of the Russell 1000 Value and Russell 1000 Growth Indices. In
the universe of small stocks, growth issues tracked by the Russell 2000 Growth
Index modestly outperformed value stocks measured by the Russell 2000 Value
Index.

Growth's health care stake was the biggest driver of the portfolio's positive results during the period. The advance was led by biotechnology companies such as Amgen, Growth's top contributor. Investments in companies that make medical products and supplies also helped the portfolio's performance.

The technology sector, which accounted for one of Growth's largest sector weightings, was another source of positive performance. The portfolio's stake in the computer hardware industry  was the biggest contributor in this sector.
Companies that gained ground

TOP TEN HOLDINGS
AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/03              10/31/02
-------------------------------------------------------------------------------
Microsoft Corporation                     5.5%                  5.6%
-------------------------------------------------------------------------------
Pfizer, Inc.                              4.1%                  2.8%
-------------------------------------------------------------------------------
General Electric Co.                      3.7%                  2.0%
-------------------------------------------------------------------------------
Johnson & Johnson                         3.3%                  3.3%
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     3.2%                  3.0%
-------------------------------------------------------------------------------
Intel Corporation                         3.2%                  1.9%
-------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                 2.8%                  2.9%
-------------------------------------------------------------------------------
Amgen Inc.                                2.4%                  1.4%
-------------------------------------------------------------------------------
International Business
Machines Corp.                            2.2%                  1.7%
-------------------------------------------------------------------------------
Medtronic, Inc.                           2.1%                  2.0%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class
shares.                                                             (continued)

                                                                          -----
                                                                          9

Growth - Performance Review

included Cisco Systems, a manufacturer of networking gear, and EMC, which makes data storage equipment. Growth's holdings in semiconductor manufacturers and
Internet companies also boosted the portfolio's returns.

Investments in companies that make cyclical consumer products turned in positive results. Specialty stores, including Best Buy and Home Depot, provided the biggest lift in this area. The portfolio's stake in department stores advanced as well.

Growth's holdings in companies that make non-cyclical consumer products were the top detractors from the portfolio's six-month results. The decline was led by food and beverage companies, including Sysco Corporation, a distributor of food and restaurant supplies. Brewers also fell. On a positive note, investments in manufacturers of home products gained ground.

Industrial companies, which accounted for less than 3% of the portfolio, hurt
Growth's performance. Deere & Co., a manufacturer of agricultural, construction and lawn equipment, was the only detractor in this sector. The portfolio earned positive results from its holdings in manufacturers of heavy electrical equipment and industrial parts.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
--------------------------------------------------------------------------------
Drugs                                    12.4%                 12.8%
--------------------------------------------------------------------------------
Computer Software                         8.1%                  7.3%
--------------------------------------------------------------------------------
Semiconductor                             6.8%                  4.3%
--------------------------------------------------------------------------------
Financial Services                        6.7%                  5.3%
--------------------------------------------------------------------------------
Specialty Stores                          4.9%                  2.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks
& Equity Futures                         95.6%                 93.5%
-------------------------------------------------------------------------------
Foreign Stocks                            3.1%                  5.5%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.7%                 99.0%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               1.3%                  1.0%
-------------------------------------------------------------------------------

------
    10

Growth - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.0%

ALCOHOL -- 0.8%
--------------------------------------------------------------------------------
                     697,100    Anheuser-Busch Companies, Inc.    $     34,771
-------------------------------------------------------------------------------

BANKS -- 2.3%
-------------------------------------------------------------------------------
                     285,500    Bank of America Corp.                   21,141
-------------------------------------------------------------------------------
                   2,086,466    Citigroup Inc.                          81,894
-------------------------------------------------------------------------------
                                                                       103,035
-------------------------------------------------------------------------------

BIOTECHNOLOGY -- 3.3%
-------------------------------------------------------------------------------
                   1,728,232    Amgen Inc.(1)                          105,958
-------------------------------------------------------------------------------
                     944,500    Gilead Sciences, Inc.(1)                43,598
-------------------------------------------------------------------------------
                                                                       149,556
-------------------------------------------------------------------------------

CHEMICALS -- 1.8%
-------------------------------------------------------------------------------
                     404,700    3M Co.                                  51,008
-------------------------------------------------------------------------------
                     135,400    Avery Dennison Corp.                     7,178
-------------------------------------------------------------------------------
                     472,500    Ecolab Inc.                             24,140
-------------------------------------------------------------------------------
                                                                        82,326
-------------------------------------------------------------------------------

CLOTHING STORES -- 0.9%
-------------------------------------------------------------------------------
                   1,771,600    Gap, Inc. (The)                         29,462
-------------------------------------------------------------------------------
                     518,700    TJX Companies, Inc. (The)                9,985
-------------------------------------------------------------------------------
                                                                        39,447
-------------------------------------------------------------------------------

COMPUTER HARDWARE &
BUSINESS MACHINES -- 4.6%
-------------------------------------------------------------------------------
                   5,472,300    Cisco Systems Inc.(1)                   82,332
-------------------------------------------------------------------------------
                   2,273,700    Dell Computer Corp.(1)                  65,971
-------------------------------------------------------------------------------
                   5,417,200    EMC Corporation(1)                      49,242
-------------------------------------------------------------------------------
                     693,000    McData Corporation Cl A(1)               7,335
-------------------------------------------------------------------------------
                                                                       204,880
-------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 8.1%
-------------------------------------------------------------------------------
                     745,700    Autodesk, Inc.                          11,607
-------------------------------------------------------------------------------
                   9,671,502    Microsoft Corporation(2)               248,315
-------------------------------------------------------------------------------
                   4,633,900    Oracle Corp.(1)                         55,074
-------------------------------------------------------------------------------
                     867,448    Red Hat Inc.(1)                          5,192
-------------------------------------------------------------------------------
                   1,811,400    SAP AG ADR                              46,209
-------------------------------------------------------------------------------
                                                                       366,397
-------------------------------------------------------------------------------

DEPARTMENT STORES -- 3.6%
-------------------------------------------------------------------------------
                     467,800    Costco Companies, Inc.(1)               16,193
-------------------------------------------------------------------------------
                   2,555,800    Wal-Mart Stores, Inc.                  143,943
-------------------------------------------------------------------------------
                                                                       160,136
-------------------------------------------------------------------------------

DIVERSIFIED -- 4.5%
-------------------------------------------------------------------------------
                     414,000    iShares S&P 500 Index Fund              38,026
-------------------------------------------------------------------------------
                   2,786,000    Nasdaq 100-Index
                                Tracking Stock(1)                       76,615
-------------------------------------------------------------------------------
                     937,400    Standard and Poor's 500
                                Depositary Receipt                      86,213
-------------------------------------------------------------------------------
                                                                       200,854
-------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

DRUGS -- 12.4%
-------------------------------------------------------------------------------
                     838,300   Abbott Laboratories                $     34,060
-------------------------------------------------------------------------------
                     375,600   Bristol-Myers Squibb Co.                  9,593
-------------------------------------------------------------------------------
                     918,000   Eli Lilly and Company                    58,587
-------------------------------------------------------------------------------
                   2,656,300   Johnson & Johnson                       149,709
-------------------------------------------------------------------------------
                     820,900   Merck & Co., Inc.                        47,760
-------------------------------------------------------------------------------
                     804,310   Novartis AG ORD                          31,750
-------------------------------------------------------------------------------
                   6,045,910   Pfizer, Inc.                            185,911
-------------------------------------------------------------------------------
                     969,300   Wyeth                                    42,194
-------------------------------------------------------------------------------
                                                                       559,564
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.6%
-------------------------------------------------------------------------------
                     295,900   ADTRAN, Inc.(1)                          11,994
-------------------------------------------------------------------------------
                   2,066,800   CIENA Corporation(1)                     10,076
-------------------------------------------------------------------------------
                     520,900   Jabil Circuit, Inc.(1)                    9,741
-------------------------------------------------------------------------------
                   4,942,200   JDS Uniphase Corp.(1)                    15,988
-------------------------------------------------------------------------------
                   2,180,100   Juniper Networks, Inc.(1)                22,302
-------------------------------------------------------------------------------
                                                                        70,101
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 1.2%
-------------------------------------------------------------------------------
                     606,585   Apache Corp.                             34,727
-------------------------------------------------------------------------------
                     244,400   ConocoPhillips                           12,293
-------------------------------------------------------------------------------
                     365,000   Pioneer Natural Resources Co.(1)          8,731
-------------------------------------------------------------------------------
                                                                        55,751
-------------------------------------------------------------------------------

ENTERTAINMENT -- 0.9%
-------------------------------------------------------------------------------
                     943,282   Viacom, Inc. Cl B(1)                     40,948
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.7%
-------------------------------------------------------------------------------
                   1,347,900   American Express Co.                     51,031
-------------------------------------------------------------------------------
                     474,000   Fannie Mae                               34,313
-------------------------------------------------------------------------------
                     487,500   Freddie Mac                              28,226
-------------------------------------------------------------------------------
                   5,720,500   General Electric Co.(2)                 168,470
-------------------------------------------------------------------------------
                     189,100   SLM Corporation                          21,179
-------------------------------------------------------------------------------
                                                                       303,219
-------------------------------------------------------------------------------

FOOD & BEVERAGE -- 4.4%
-------------------------------------------------------------------------------
                     788,600   Coca-Cola Company (The)                  31,859
-------------------------------------------------------------------------------
                     950,900   General Mills, Inc.                      42,895
-------------------------------------------------------------------------------
                     618,400   Kellogg Co.                              20,246
-------------------------------------------------------------------------------
                     694,500   McCormick &
                                Company, Incorporated                   17,217
-------------------------------------------------------------------------------
                   1,238,900   PepsiCo, Inc.                            53,620
-------------------------------------------------------------------------------
                     567,400   Wrigley (Wm.) Jr. Company                32,177
-------------------------------------------------------------------------------
                                                                       198,014
-------------------------------------------------------------------------------

GROCERY STORES -- 0.5%
-------------------------------------------------------------------------------
                     388,200   Whole Foods Market, Inc.(1)              23,034
-------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT -- 0.6%
-------------------------------------------------------------------------------
                     545,700   Emerson Electric Co.                     27,667
-------------------------------------------------------------------------------

HEAVY MACHINERY -- 0.8%
-------------------------------------------------------------------------------
                     808,000   Deere & Co.                              35,576
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

Growth - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

HOME PRODUCTS -- 4.6%
-------------------------------------------------------------------------------
                     482,300    Colgate-Palmolive Co.             $     27,573
-------------------------------------------------------------------------------
                     488,800    Estee Lauder
                                Companies, Inc. Cl A                    15,886
-------------------------------------------------------------------------------
                     536,400    Gillette Company                        16,333
-------------------------------------------------------------------------------
                     659,000    International Flavors &
                                Fragrances Inc.                         20,943
-------------------------------------------------------------------------------
                   1,409,200    Procter & Gamble Co. (The)             126,617
-------------------------------------------------------------------------------
                                                                       207,352
-------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 0.8%
-------------------------------------------------------------------------------
                     526,900    Illinois Tool Works Inc.                33,711
-------------------------------------------------------------------------------

INFORMATION SERVICES -- 3.5%
-------------------------------------------------------------------------------
                     618,000    Accenture Ltd. Cl A(1)                   9,900
-------------------------------------------------------------------------------
                   1,139,300    International Business
                                Machines Corp.                          96,726
-------------------------------------------------------------------------------
                   1,566,400    Paychex, Inc.                           48,786
-------------------------------------------------------------------------------
                                                                       155,412
-------------------------------------------------------------------------------

INTERNET -- 0.8%
-------------------------------------------------------------------------------
                     195,400    eBay Inc.(1)                            18,126
-------------------------------------------------------------------------------
                     759,100    Yahoo! Inc.(1)                          18,815
-------------------------------------------------------------------------------
                                                                        36,941
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 1.2%
-------------------------------------------------------------------------------
                     246,800    Aflac Inc.                               8,073
-------------------------------------------------------------------------------
                     742,900    Lincoln National Corp.                  23,742
-------------------------------------------------------------------------------
                     773,800    Principal Financial Group               22,518
-------------------------------------------------------------------------------
                                                                        54,333
-------------------------------------------------------------------------------

MEDIA -- 2.3%
-------------------------------------------------------------------------------
                   1,731,600    AOL Time Warner Inc.(1)                 23,688
-------------------------------------------------------------------------------
                   2,556,200    Comcast Corporation(1)                  81,581
-------------------------------------------------------------------------------
                                                                       105,269
-------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 4.4%
-------------------------------------------------------------------------------
                     741,000    Becton Dickinson & Co.                  26,231
-------------------------------------------------------------------------------
                     633,300    Boston Scientific Corp.(1)              27,264
-------------------------------------------------------------------------------
                   1,945,600    Medtronic, Inc.                         92,883
-------------------------------------------------------------------------------
                     435,400    St. Jude Medical, Inc.(1)               22,841
-------------------------------------------------------------------------------
                     166,900    Varian Medical Systems, Inc.(1)          8,989
-------------------------------------------------------------------------------
                     433,700    Zimmer Holdings Inc.(1)                 20,341
-------------------------------------------------------------------------------
                                                                       198,549
-------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 2.2%
-------------------------------------------------------------------------------
                     909,900    AETNA Inc.                              45,313
-------------------------------------------------------------------------------
                      78,700    Laboratory Corporation
                                of America Holdings(1)                   2,319
-------------------------------------------------------------------------------
                     554,800    UnitedHealth Group Incorporated         51,113
-------------------------------------------------------------------------------
                                                                        98,745
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

OIL REFINING -- 0.2%
-------------------------------------------------------------------------------
                     273,100   Sunoco, Inc.                      $     10,162
------------------------------------------------------------------------------

OIL SERVICES -- 0.4%
------------------------------------------------------------------------------
                     154,800   BJ Services Co.(1)                       5,652
------------------------------------------------------------------------------
                     286,500   Smith International, Inc.(1)            10,188
------------------------------------------------------------------------------
                                                                       15,840
------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE -- 2.4%
------------------------------------------------------------------------------
                     307,000   Allstate Corporation                    11,602
------------------------------------------------------------------------------
                   1,029,437   American International Group, Inc.      59,655
------------------------------------------------------------------------------
                     521,900   PMI Group, Inc. (The)                   16,085
------------------------------------------------------------------------------
                     517,900   Radian Group Inc.                       20,561
------------------------------------------------------------------------------
                                                                      107,903
------------------------------------------------------------------------------

PUBLISHING -- 0.2%
------------------------------------------------------------------------------
                     124,300   E.W. Scripps Company (The)               9,851
------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 2.6%
------------------------------------------------------------------------------
                     258,300   Bear Stearns Companies Inc. (The)       17,265
------------------------------------------------------------------------------
                   1,143,700   Franklin Resources, Inc.                39,893
------------------------------------------------------------------------------
                     373,300   Goldman Sachs Group, Inc. (The)         28,333
------------------------------------------------------------------------------
                     658,800   Morgan Stanley                          29,481
------------------------------------------------------------------------------
                                                                      114,972
------------------------------------------------------------------------------

SEMICONDUCTOR -- 6.8%
------------------------------------------------------------------------------
                   1,642,400   Applied Materials, Inc.(1)              23,987
------------------------------------------------------------------------------
                   3,173,800   Applied Micro Circuits Corp.(1)         14,155
------------------------------------------------------------------------------
                   7,732,100   Intel Corporation                      142,309
------------------------------------------------------------------------------
                   1,685,000   Linear Technology Corp.                 58,099
------------------------------------------------------------------------------
                   1,370,500   Maxim Integrated Products, Inc.         53,854
------------------------------------------------------------------------------
                     604,000   National Semiconductor Corp.(1)         11,313
------------------------------------------------------------------------------
                                                                      303,717
------------------------------------------------------------------------------

SPECIALTY STORES -- 4.9%
------------------------------------------------------------------------------
                     293,600   Bed Bath & Beyond Inc.(1)               11,602
------------------------------------------------------------------------------
                   1,034,100   Best Buy Co., Inc.(1)                   35,759
------------------------------------------------------------------------------
                   3,192,700   Home Depot, Inc.                        89,811
------------------------------------------------------------------------------
                     447,300   Linens 'n Things, Inc.(1)                9,478
------------------------------------------------------------------------------
                     603,600   Lowe's Companies, Inc.                  26,492
------------------------------------------------------------------------------
                   1,497,531   Walgreen Co.                            46,214
------------------------------------------------------------------------------
                                                                      219,356
------------------------------------------------------------------------------

TRUCKING, SHIPPING & AIR FREIGHT -- 0.6%
------------------------------------------------------------------------------
                     415,700   United Parcel Service, Inc. Cl B        25,823
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 1.1%
------------------------------------------------------------------------------
                   2,537,500   Vodafone Group plc ADR                  50,141
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,840,022)                                                   4,403,353
------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
    12

Growth - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

                              ($ In Thousands)                        Value
------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES** -- 0.7%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 1.22%,
dated 4/30/03, due 5/1/03
(Delivery value $29,307)
(Cost $29,306)                                                   $     29,306
------------------------------------------------------------------------------

                              ($ In Thousands)                         Value
------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.3%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(U.S. Treasury obligations), in a joint trading
account at 1.22%, dated 4/30/03,
due 5/1/03 (Delivery value $894)                                 $        894
------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.22%, dated 4/30/03,
due 5/1/03 (Delivery value $59,502)                                     59,500
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $60,394)                                                          60,394
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $3,929,722)                                                   $4,493,053
===============================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                               ($ In Thousands)

         Contracts         Settlement                            Unrealized
          to Sell             Date             Value                Loss
-------------------------------------------------------------------------------
      21,475,077 CHF         5/30/03           $15,859             $(115)
                                         ======================================

(Value on Settlement Date $15,744)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

EQUITY FUTURES CONTRACTS**

                                           ($ In Thousands)

                              Expiration      Underlying Face      Unrealized
        Purchased               Date          Amount at Value         Gain
-------------------------------------------------------------------------------
   128  S&P 500 Futures       June 2003          $29,306            $3,614
                                             ==================================

**EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CHF = Swiss Franc

ORD = Foreign Ordinary Share

(1)  Non-income producing.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------
(Amounts In Thousands Except Per-Share Amounts)                  HERITAGE          GROWTH
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $991,852 and $3,840,022, respectively)                $1,095,303      $4,403,353
-------------------------------------------------
Repurchase agreements, at value
(cost of $123,700 and $89,700, respectively)                      123,700          89,700
-------------------------------------------------
Receivable for investments sold                                     9,220         124,504
-------------------------------------------------
Receivable for capital shares sold                                     27             149
-------------------------------------------------
Dividends and interest receivable                                     210           3,470
------------------------------------------------------------------------------------------
                                                                1,228,460       4,621,176
------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                      1,548             405
-------------------------------------------------
Payable for investments purchased                                  40,788         112,135
-------------------------------------------------
Payable for forward foreign currency
exchange contracts                                                     --             115
-------------------------------------------------
Payable for variation margin on futures contracts                     191              24
-------------------------------------------------
Accrued management fees                                               924           3,523
-------------------------------------------------
Distribution fees payable                                               2               9
-------------------------------------------------
Service fees payable                                                    2               9
------------------------------------------------------------------------------------------
                                                                   43,455         116,220
------------------------------------------------------------------------------------------

NET ASSETS                                                     $1,185,005      $4,504,956
==========================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                        $1,492,195      $6,416,579
-------------------------------------------------
Accumulated undistributed net investment
income (loss)                                                      (1,874)          4,674
-------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                    (415,687)     (2,483,213)
-------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in
foreign currencies                                                110,371         566,916
------------------------------------------------------------------------------------------
                                                               $1,185,005      $4,504,956
==========================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------
Net assets                                                 $1,024,389,151  $3,946,926,499
-------------------------------------------------
Shares outstanding                                            113,635,946      261,216,49
-------------------------------------------------
Net asset value per share                                           $9.01          $15.11
------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------
Net assets                                                   $151,518,929    $515,229,789
-------------------------------------------------
Shares outstanding                                             16,695,320      33,891,482
-------------------------------------------------
Net asset value per share                                           $9.08          $15.20
------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------
Net assets                                                     $8,810,413      $42,285,07
-------------------------------------------------
Shares outstanding                                                985,417       2,820,420
-------------------------------------------------
Net asset value per share                                           $8.94          $14.99
------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------
Net assets                                                       $286,931        $514,988
-------------------------------------------------
Shares outstanding                                                 32,448          34,573
-------------------------------------------------
Net asset value per share                                           $8.84          $14.90
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
    14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
(Amounts In Thousands)                                    HERITAGE       GROWTH
================================================================================
INVESTMENT INCOME (LOSS)
---------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (net of foreign taxes withheld of $19
and $174, respectively)                                   $  3,016    $  23,755
---------------------------------------------------------
Interest                                                       716        1,219
--------------------------------------------------------------------------------
                                                             3,732       24,974
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------
Management fees                                              5,581       21,163
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                  6           46
---------------------------------------------------------
  C Class                                                        1            2
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                                  6           46
---------------------------------------------------------
  C Class                                                       --            1
---------------------------------------------------------
Directors' fees and expenses                                     7           28
---------------------------------------------------------
Other expenses                                                   5           22
--------------------------------------------------------------------------------
                                                             5,606       21,308
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                (1,874)       3,666
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
---------------------------------------------------------
Investment transactions                                    (87,068)    (206,696)
---------------------------------------------------------
Foreign currency transactions                                    4       (8,735)
--------------------------------------------------------------------------------
                                                           (87,064)    (215,431)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------
Investments                                                 75,291      302,282
---------------------------------------------------------
Translation of assets and liabilities
in foreign currencies                                           (5)         822
--------------------------------------------------------------------------------
                                                            75,286      303,104
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                    (11,778)      87,673
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                 $(13,652)    $ 91,339
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
(Amounts In Thousands)                                  HERITAGE                         GROWTH
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                2003             2002             2003             2002
=============================================================================================================
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)               $    (1,874)     $    (4,768)      $     3,666      $    (1,804)
-----------------------------------------
Net realized loss                              (87,064)        (105,879)         (215,431)        (969,696)
-----------------------------------------
Change in net unrealized appreciation           75,286          (31,558)          303,104            9,448
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (13,652)        (142,205)           91,339         (962,052)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets
from capital share transactions                 32,452           20,572           (26,354)        (422,085)
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           18,800         (121,633)           64,985       (1,384,137)
=============================================================================================================

NET ASSETS

Beginning of period                          1,166,205        1,287,838         4,439,971        5,824,108
-------------------------------------------------------------------------------------------------------------
End of period                               $1,185,005       $1,166,205        $4,504,956       $4,439,971
=============================================================================================================

Accumulated undistributed net
investment income (loss)                       $(1,874)              --            $4,674           $1,008
=============================================================================================================

See Notes to Financial Statements.

------
    16

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Heritage Fund (Heritage) and Growth Fund
(Growth) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class  to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean  of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded  on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion  of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into stock index futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities  in an amount equal to a certain percentage of  the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

(continued)

                                                                          -----
                                                                          17

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction  be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis,  the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
    18

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee for the funds is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. The annual management fee for the Investor, Institutional, Advisor and C Classes is
1.00%, 0.80%, 0.75%, and 1.00%, respectively, for each  of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.75%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended April 30, 2003, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2003, were as follows:
--------------------------------------------------------------------------------
                                                          HERITAGE     GROWTH
--------------------------------------------------------------------------------
Purchases                                                 $555,231   $2,839,342
--------------------------------------------------------------------------------
Proceeds from sales                                       $532,360   $2,747,361
--------------------------------------------------------------------------------

(continued)

                                                                         ------
                                                                         19

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                                  HERITAGE                                GROWTH
------------------------------------------------------------------------------------------------------------
                                         SHARES             AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                       400,000                                800,000
============================================================================================================
Sold                                     15,850          $ 141,927              14,321          $ 208,989
--------------------------------
Redeemed                                (13,035)          (115,497)            (20,155)          (293,792)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   2,815         $   26,430              (5,834)        $  (84,803)
============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                       400,000                                800,000
============================================================================================================
Sold                                     35,580          $ 372,164              39,623        $   700,907
--------------------------------
Redeemed                                (43,789)          (443,848)            (92,766)        (1,528,640)
------------------------------------------------------------------------------------------------------------
Net decrease                             (8,209)         $ (71,684)            (53,143)       $  (827,733)
============================================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                        40,000                                 80,000
============================================================================================================
Sold                                      2,237           $ 20,166               5,470           $ 82,065
--------------------------------
Redeemed                                 (2,151)           (19,244)             (2,229)           (32,364)
------------------------------------------------------------------------------------------------------------
Net increase                                 86          $     922               3,241           $ 49,701
============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                        40,000                                 80,000
============================================================================================================
Sold                                     12,024           $122,309              31,439           $477,812
--------------------------------
Redeemed                                 (3,273)           (32,286)             (5,493)           (87,564)
------------------------------------------------------------------------------------------------------------
Net increase                              8,751           $ 90,023              25,946           $390,248
============================================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                       100,000                                210,000
============================================================================================================
Sold                                        686             $5,960                 997            $14,433
--------------------------------
Redeemed                                   (114)              (996)               (390)            (5,712)
------------------------------------------------------------------------------------------------------------
Net increase                                572             $4,964                 607            $ 8,721
============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                       100,000                                210,000
============================================================================================================
Sold                                        784            $ 7,420               2,436           $ 41,044
--------------------------------
Redeemed                                   (584)            (5,342)             (1,644)           (26,197)
------------------------------------------------------------------------------------------------------------
Net increase                                200            $ 2,078                 792           $ 14,847
============================================================================================================

(continued)

------
    20

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                  HERITAGE                                GROWTH
------------------------------------------------------------------------------------------------------------
                                         SHARES             AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                       100,000                                100,000
=============================================================================================================
Sold                                         17               $141                   4                $ 55
--------------------------------
Redeemed                                     (1)                (5)                 (2)                (28)
-------------------------------------------------------------------------------------------------------------
Net increase                                 16               $136                   2                $ 27
=============================================================================================================
YEAR ENDED OCTOBER 31, 2002(1)

SHARES AUTHORIZED                       100,000                                100,000
=============================================================================================================
Sold                                         17               $163                  36                $597
--------------------------------
Redeemed                                     (1)                (8)                 (3)                (44)
-------------------------------------------------------------------------------------------------------------
Net increase                                 16               $155                  33                $553
=============================================================================================================

(1) November 28, 2001 (commencement of sale) through October 31, 2002 for Growth.

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The funds may borrow money for temporary or emergency purposes  to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2003.

(continued)

                                                                         ------
                                                                         21

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

                                                        HERITAGE       GROWTH
--------------------------------------------------------------------------------
Federal tax cost of investments                       $1,129,351   $4,015,999
================================================================================
Gross tax appreciation of investments                   $116,559     $550,722
---------------------------------------------------
Gross tax depreciation of investments                    (26,907)     (73,668)
--------------------------------------------------------------------------------
Net tax appreciation of investments                     $ 89,652     $477,054
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes  of unrealized gains on certain forward foreign currency contracts.

Following are the capital loss carryovers as of October 31, 2002:

                                                     HERITAGE          GROWTH
--------------------------------------------------------------------------------
Accumulated capital losses                          $(316,041)     $(2,180,901)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010 for both funds.

------
    22

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                         2003(1)      2002        2001        2000       1999       1998
=============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period     $9.11       $10.13      $19.10      $13.02      $9.98     $14.86
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)        (0.02)       (0.04)       --(3)      (0.03)      0.02       0.03
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.08)       (0.98)      (5.33)       7.63       3.04      (2.14)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       (0.10)       (1.02)      (5.33)       7.60       3.06      (2.11)
------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               --           --          --        (0.04)     (0.02)     (0.07)
-------------------------------------
  From Net Realized Gains                  --           --        (3.64)      (1.48)       --       (2.70)
------------------------------------------------------------------------------------------------------------
  Total Distributions                      --           --        (3.64)      (1.52)     (0.02)     (2.77)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $9.01        $9.11      $10.13      $19.10     $13.02      $9.98
=============================================================================================================
  TOTAL RETURN(4)                        (1.10)%     (10.07)%    (33.08)%     62.61%     30.71%    (15.87)%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(5)      1.00%        1.00%      1.00%       1.00%      1.00%
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                  (0.35)%(5)    (0.37)%      (0.02)%    (0.17)%       0.19%      0.29%
--------------------------------------
Portfolio Turnover Rate                      51%        128%         152%       119%        134%       148%
--------------------------------------
Net Assets, End of Period (in millions)   $1,024      $1,010       $1,206     $1,975      $1,000       $978
------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          23

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                           2003(1)       2002        2001       2000       1999       1998
==============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $9.17       $10.17      $19.14     $13.04     $10.00     $14.87
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)          (0.01)       (0.02)       --(3)      --(3)      0.04       0.06
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.08)       (0.98)      (5.30)      7.65       3.04      (2.14)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         (0.09)       (1.00)      (5.30)      7.65       3.08      (2.08)
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                 --           --          --       (0.07)     (0.04)     (0.09)
---------------------------------------
  From Net Realized Gains                    --           --        (3.67)     (1.48)       --       (2.70)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                        --           --        (3.67)     (1.55)     (0.04)     (2.79)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.08        $9.17      $10.17     $19.14     $13.04     $10.00
==============================================================================================================
  TOTAL RETURN(4)                          (0.98)%      (9.83)%    (32.84)%    63.00%     30.92%    (15.67)%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      0.80%(5)       0.80%      0.80%      0.80%      0.80%      0.80%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    (0.15)%(5)     (0.17)%      0.18%      0.03%      0.39%      0.49%
----------------------------------------
Portfolio Turnover Rate                        51%         128%       152%       119%       134%       148%
----------------------------------------
Net Assets, End of Period (in thousands)  $151,519     $152,256    $79,882     $8,302        $92        $70
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

-------
24

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                             2003(1)      2002        2001       2000        1999       1998
==============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period          $9.05      $10.09     $19.05     $12.98       $9.96     $14.85
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)             (0.03)      (0.06)     (0.04)     (0.07)      (0.01)      0.02
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      (0.08)      (0.98)     (5.32)      7.62        3.03      (2.14)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            (0.11)      (1.04)     (5.36)      7.55        3.02      (2.12)
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                     --         --         --        --(3)       --(3)     (0.07)
----------------------------------------
  From Net Realized Gains                        --         --       (3.60)     (1.48)        --       (2.70)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                            --         --       (3.60)     (1.48)       --(3)     (2.77)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $8.94       $9.05     $10.09     $19.05      $12.98      $9.96
==============================================================================================================
  TOTAL RETURN(4)                             (1.22)%    (10.31)%   (33.30)%    62.26%      30.37%    (16.03)%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.25%(5)     1.25%      1.25%     1.25%       1.25%      1.25%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.60)%(5)   (0.62)%    (0.27)%   (0.42)%     (0.06)%      0.04%
----------------------------------------
Portfolio Turnover Rate                           51%       128%       152%      119%        134%       148%
----------------------------------------
Net Assets, End of Period (in thousands)       $8,810     $3,737     $2,146    $2,127      $1,060       $748
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          25

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                                           C CLASS
-------------------------------------------------------------------------------------------------------
                                                           2003(1)        2002          2001(2)
=======================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $8.99         $10.10         $12.43
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Loss(3)                                   (0.06)         (0.13)         (0.06)
--------------------------------------------------
  Net Realized and Unrealized Loss                         (0.09)         (0.98)         (2.27)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         (0.15)         (1.11)         (2.33)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $8.84          $8.99         $10.10
=======================================================================================================
  TOTAL RETURN(4)                                          (1.67)%       (10.99)%       (18.74)%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        2.00%(5)         2.00%        2.00%(5)
--------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (1.35)%(5)       (1.37)%      (1.50)%(5)
--------------------------------------------------
Portfolio Turnover Rate                                      51%           128%         152%(6)
--------------------------------------------------
Net Assets, End of Period (in thousands)                    $287           $146         $2,616
-------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) June 26, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
    26

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                             2003(1)      2002        2001       2000        1999       1998
==============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period        $14.80      $17.85      $31.09     $31.60      $28.03     $27.86
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)             0.01       (0.01)       --(3)     (0.10)      (0.07)     (0.01)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      0.30       (3.04)      (9.66)      3.73        9.03       4.35
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.31       (3.05)      (9.66)      3.63        8.96       4.34
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                      --          --        (3.58)     (4.14)      (5.39)     (4.17)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $15.11       $14.80      $17.85     $31.09      $31.60     $28.03
==============================================================================================================
  TOTAL RETURN(4)                            2.09%      (17.09)%    (34.14)%    11.49%      36.31%     18.53%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                       1.00%(5)      1.00%        1.00%      1.00%       1.00%      1.00%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       0.15%(5)    (0.04)%      (0.01)%    (0.30)%     (0.24)%    (0.02)%
----------------------------------------
Portfolio Turnover Rate                         66%        135%         114%       102%         92%       126%
----------------------------------------
Net Assets, End of Period (in millions)      $3,947      $3,951       $5,715     $9,557      $8,333     $6,097
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                           -----
                                                                           27

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                           2003(1)      2002        2001         2000       1999       1998
==============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $14.87      $17.90      $31.15       $31.66     $28.08    $27.88
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)            0.03        0.02        0.04        (0.03)     (0.03)     0.05
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     0.30       (3.05)      (9.65)        3.72       9.07      4.34
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.33       (3.03)      (9.61)        3.69       9.04      4.39
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                     --          --        (3.64)       (4.20)     (5.46)    (4.19)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $15.20      $14.87      $17.90       $31.15     $31.66    $28.08
==============================================================================================================
  TOTAL RETURN(3)                            2.22%     (16.93)%    (33.94)%      11.70%     36.62%    18.77%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      0.80%(4)     0.80%        0.80%       0.80%      0.80%     0.80%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      0.35%(4)     0.16%        0.19%     (0.10)%    (0.04)%     0.18%
----------------------------------------
Portfolio Turnover Rate                        66%       135%         114%        102%        92%      126%
----------------------------------------
Net Assets, End of Period (in thousands)  $515,230   $455,807      $84,189     $98,239     $1,453      $465
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
    28

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                             2003(1)      2002       2001       2000        1999       1998
==============================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period        $14.70      $17.78     $31.01     $31.52     $27.97      $27.84
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(2)                     (0.01)      (0.05)     (0.06)     (0.19)     (0.15)      (0.08)
----------------------------------------
  Net Realized and
Unrealized Gain (Loss)                        0.30       (3.03)     (9.66)      3.73       9.02        4.35
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.29       (3.08)     (9.72)      3.54       8.87        4.27
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                      --          --       (3.51)     (4.05)     (5.32)      (4.14)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $14.99      $14.70     $17.78     $31.01     $31.52      $27.97
==============================================================================================================
  TOTAL RETURN(3)                             1.97%     (17.32)%   (34.40)%    11.23%     35.93%      18.23%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.25%(4)     1.25%       1.25%      1.25%      1.25%       1.25%
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                    (0.10)%(4)   (0.29)%     (0.26)%    (0.55)%    (0.49)%     (0.27)%
----------------------------------------
Portfolio Turnover Rate                        66%       135%        114%       102%        92%        126%
----------------------------------------
Net Assets, End of Period (in thousands)   $42,285    $32,530     $25,272    $24,750    $12,759      $5,520
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          29

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                C CLASS
--------------------------------------------------------------------------------
                                                         2003(1)       2002(2)
================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $14.66         $19.38
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(3)                                 (0.06)         (0.16)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.30          (4.56)
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.24          (4.72)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $14.90         $14.66
================================================================================
  TOTAL RETURN(4)                                         1.64%        (24.36)%
================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       2.00%(5)       2.00%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets    (0.85)%(5)     (0.99)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                     66%         135%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                   $515           $482
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) November 28, 2001 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
    30

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The total expense ratios of
Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for equity funds and 0.75% for fixed-income funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00%
for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
                                                                          31

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

------
    32

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded  U.S. companies, based on total market capitalization.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

                                                                          ------
                                                                          33

Notes

------
    34

Notes

                                                                          ------
                                                                          35

Notes

------
    36

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

0306                              American Century Investment Services, Inc.
SH-SAN-34840S                     (c)2003 American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[photo]

Balanced

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the Balanced fund's semiannual report for the six months ended April 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and other financial statements and highlights
(as of April 30, 2003, except as noted). We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next Balanced shareholder report will be the annual report for the year ended October 31, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Balanced - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                              ----------------------------------
                                                    AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------
                                                                         SINCE      INCEPTION
                                  1 YEAR      5 YEARS     10 YEARS     INCEPTION      DATE
----------------------------------------------------------------------------------------------
INVESTOR CLASS                    -2.95%       0.97%       7.02%        8.76%        10/20/88
----------------------------------------------------------------------------------------------
BLENDED INDEX                     -3.82%       1.96%       9.02%       10.32%(1)         --
----------------------------------------------------------------------------------------------
S&P 500 INDEX                    -13.31%      -2.43%       9.66%       11.10%(1)         --
----------------------------------------------------------------------------------------------
LEHMAN U.S. AGGREGATE INDEX       10.47%       7.58%       7.24%        8.45%(1)         --
----------------------------------------------------------------------------------------------
Institutional Class               -2.68%        --          --         -4.15%          5/1/00
----------------------------------------------------------------------------------------------
Advisor Class                     -3.18%       0.71%        --          4.13%          1/6/97
----------------------------------------------------------------------------------------------

(1)  Since 10/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
------------------------------------------------------------------------------------------------------------------------
                  1994       1995      1996       1997       1998       1999      2000       2001       2002       2003
------------------------------------------------------------------------------------------------------------------------
Investor Class    8.09%      6.81%    17.51%     10.24%     25.61%     10.05%     8.16%     -4.25%     -5.14%     -2.95%
------------------------------------------------------------------------------------------------------------------------
Blended Index     3.55%     13.37%    21.20%     17.78%     28.45%     16.04%     6.79%     -3.14%     -4.54%     -3.82%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

Balanced - Portfolio Commentary

By Jeff Tyler (equity team leader) and Jeff Houston (fixed-income team leader)

PERFORMANCE SUMMARY

American Century Balanced outperformed its three comparative indices for the six months ended April 30, 2003. Balanced returned 5.58%*, while its benchmark (the blended index, defined on page 23) returned 4.62%. The benchmark's stock and bond components (the S&P 500 Index and the Lehman U.S. Aggregate Index) returned
4.48% and 4.31%, respectively.

U.S. STOCK MARKET REVIEW

Besides the S&P 500, other broad U.S. stock market indices, including the
Wilshire 5000 (up 5.03%) and the Nasdaq Composite (up 10.40%), posted positive returns for the six months ended April 30, 2003. The return posted by the technology stock-oriented Nasdaq Composite was an indicator of the relative outperformance of the technology sector during the period.

In the S&P 500, Yahoo (up 66% for the six months), Xerox (up 48%), eBay
(up 47%), Cisco Systems (up 35%), and Oracle (up 17%) helped boost the tech sector.

Despite the strong showing by the growth-oriented Nasdaq Composite,  it is worth noting that the S&P 500/ BARRA Value Index (up 5.36%) outperformed the S&P
500/BARRA Growth Index (up 3.74%) for the period.

The value style received a boost from financial stocks, another relatively strong sector during the period. JPMorgan Chase (up 41%), Morgan Stanley (up
15%), and Citigroup (up 6%) helped drive this sector higher.

Sectors that lagged included consumer non-cyclicals and telecommunications.
Tobacco companies, including RJ Reynolds (down 31%) and Altria Group (formerly
Philip Morris, down 25%) pulled down consumer non-cyclicals. Telecommunications reflected the performance of AT&T (down 35%), SBC (down 9%), and BellSouth (down
3%).

TOP TEN STOCK HOLDINGS
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
                                         % OF EQUITY           % OF EQUITY
                                          PORTFOLIO             PORTFOLIO
                                            AS OF                 AS OF
                                           4/30/03              10/31/02
--------------------------------------------------------------------------------
Pfizer, Inc.                                3.7%                  2.9%
--------------------------------------------------------------------------------
Microsoft Corporation                       3.5%                  3.4%
--------------------------------------------------------------------------------
Merck & Co., Inc.                           3.1%                  2.8%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.8%                  3.3%
--------------------------------------------------------------------------------
Intel Corp.                                 2.3%                  1.6%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                   2.3%                  1.7%
--------------------------------------------------------------------------------
Verizon Communications                      2.2%                  1.9%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.2%                  2.0%
--------------------------------------------------------------------------------
Johnson & Johnson                           2.0%                  2.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.0%                  1.8%
--------------------------------------------------------------------------------

TOP FIVE STOCK INDUSTRIES
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
                                         % OF EQUITY           % OF EQUITY
                                          PORTFOLIO             PORTFOLIO
                                            AS OF                 AS OF
                                           4/30/03              10/31/02
--------------------------------------------------------------------------------
Banks                                      10.0%                  9.5%
--------------------------------------------------------------------------------
Drugs                                      10.0%                 10.6%
--------------------------------------------------------------------------------
Financial Services                          5.8%                  7.0%
--------------------------------------------------------------------------------
Semiconductor                               4.9%                  2.8%
--------------------------------------------------------------------------------
Property and Casualty
Insurance                                   4.8%                  4.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          3

Balanced - Portfolio Commentary

U.S. BOND MARKET REVIEW

The three largest components of the Lehman U.S. Aggregate Index (based on their respective market weightings) were fixed-rate mortgage-backeds (35% as of April
30), corporates (23%), and Treasurys (21%). These sectors posted positive returns for the six months ended April 30 as a key U.S. bond market benchmark, the 10-year Treasury note yield, remained below 4%. The 10-year note's yield fell from 3.90% at the start of the period to 3.84% at the end.

The leading Lehman Aggregate sector for the period by far was corporate bonds, up 9.45%. Treasurys returned 3.06%, and fixed-rate mortgage-backeds were up
2.33%. Fixed-income securities with longer maturities and durations generally outperformed those with shorter; for example, the two-year Treasury note, the
10-year Treasury note, and the 30-year Treasury bond returned 1.58%, 2.49%, and
5.81%, respectively.

STOCK PORTFOLIO REVIEW

The biggest positive contributors to Balanced's stock portfolio for the period
(in weighted absolute terms, based on the size of each stock's position and its return) included two of the technology names mentioned earlier (Cisco Systems and Xerox), an online lottery service provider (GTECH Holdings), a home builder
(Centex), an electric utility (Edison International), two title insurance companies (First American and Fidelity National), and a rent-to-own services company (Rent-A-Center).

The biggest detractors from performance (on the same basis) included J.C.
Penney, Pfizer, H&R Block, Microsoft, Winn-Dixie Stores, Verizon Communications,
Oxford Health Plans, and Altria Group.

BOND PORTFOLIO REVIEW

Like the Lehman Aggregate, Balanced's bond portfolio held mostly fixed-rate mortgage-backeds, corporates, and Treasurys (see the table below). Relative performance differences among those sectors (see the U.S. Bond Market Review)
and small asset allocation shifts reduced the "Mortgage- & Asset-Backed"
category and increased the corporate and Treasury positions during the period.

The corporate and Treasury positions had other noteworthy features. We increased the diversification of the corporate position by owning "baskets" of investment-grade corporate credits (Lehman Brothers TRAINS(SM) and Morgan
Stanley TRACERS(SM), approximately 19% of the corporate position  as of April
30). The Treasury position included Treasury Inflation Indexed Notes
(approximately 10% of the Treasury position as of April 30).

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          4/30/03              10/31/02
--------------------------------------------------------------------------------
Common Stocks                              57.6%                 60.2%
--------------------------------------------------------------------------------
Mortgage- &
Asset-Backed Securities                    15.4%                 16.8%
--------------------------------------------------------------------------------
Corporate Bonds                            10.9%                  9.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    8.3%                  7.9%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           2.6%                  1.6%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                  1.0%                  0.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 4.2%                  3.3%
--------------------------------------------------------------------------------

-----
    4

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                          ($ in Thousands)                        Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 57.6%

AIRLINES -- 0.1%
-------------------------------------------------------------------------------
           42,600    Southwest Airlines Co.                            $    680
-------------------------------------------------------------------------------
ALCOHOL(1)
-------------------------------------------------------------------------------
            9,600    Constellation Brands Inc.(2)                           257
-------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.4%
-------------------------------------------------------------------------------
           54,000    VF Corp.                                             2,124
-------------------------------------------------------------------------------
BANKS -- 5.8%
-------------------------------------------------------------------------------
          127,200    Bank of America Corp.                                9,420
-------------------------------------------------------------------------------
          190,100    Citigroup Inc.                                       7,461
-------------------------------------------------------------------------------
           36,300    First Tennessee National Corp.                       1,590
-------------------------------------------------------------------------------
           13,309    HSBC Holdings plc ORD                                  728
-------------------------------------------------------------------------------
           65,900    PNC Financial Services Group                         2,893
-------------------------------------------------------------------------------
           91,900    U.S. Bancorp                                         2,036
-------------------------------------------------------------------------------
           63,300    UnionBanCal Corporation                              2,557
-------------------------------------------------------------------------------
          150,000    Wachovia Corp.                                       5,732
-------------------------------------------------------------------------------
           29,900    Wells Fargo & Co.                                    1,443
-------------------------------------------------------------------------------
                                                                         33,860
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
-------------------------------------------------------------------------------
            7,692    Amgen Inc.(2)                                          472
-------------------------------------------------------------------------------
           51,900    Applera Corporation-Applied
                     Biosystems Group                                       909
-------------------------------------------------------------------------------
            1,000    Cephalon, Inc.(2)                                       41
-------------------------------------------------------------------------------
                                                                          1,422
-------------------------------------------------------------------------------
CHEMICALS -- 1.2%
-------------------------------------------------------------------------------
           66,500    Cytec Industries Inc.(2)                             2,129
-------------------------------------------------------------------------------
            6,300    Dow Chemical Co.                                       206
-------------------------------------------------------------------------------
           30,000    du Pont (E.I.) de Nemours & Co.                      1,276
-------------------------------------------------------------------------------
          126,000    Sherwin-Williams Co.                                 3,512
-------------------------------------------------------------------------------
                                                                          7,123
-------------------------------------------------------------------------------
CLOTHING STORES -- 0.2%
-------------------------------------------------------------------------------
           79,200    Gap, Inc. (The)                                      1,317
-------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.9%
-------------------------------------------------------------------------------
          250,100    Cisco Systems Inc.(2)                                3,763
-------------------------------------------------------------------------------
           54,800    Dell Computer Corp.(2)                               1,590
-------------------------------------------------------------------------------
           42,500    IKON Office Solutions Inc.                             330
-------------------------------------------------------------------------------
           12,300    Lexmark International, Inc.(2)                         916
-------------------------------------------------------------------------------
           27,600    Storage Technology Corp.(2)                            682
-------------------------------------------------------------------------------
          176,200    Western Digital Corp.(2)                             1,644
-------------------------------------------------------------------------------
          256,900    Xerox Corp.(2)                                       2,533
-------------------------------------------------------------------------------
                                                                         11,458
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.6%
-------------------------------------------------------------------------------
           80,200    BMC Software Inc.(2)                                 1,197
-------------------------------------------------------------------------------
           10,700    Compuware Corp.(2)                                      47
-------------------------------------------------------------------------------
            8,400    Electronic Arts Inc.(2)                                498
-------------------------------------------------------------------------------
          465,000    Microsoft Corporation                               11,939
-------------------------------------------------------------------------------

Shares                          ($ in Thousands)                         Value
-------------------------------------------------------------------------------

          103,700    Oracle Corp.(2)                                     $1,232
-------------------------------------------------------------------------------
           24,400    Take-Two Interactive Software, Inc.(2)                 549
-------------------------------------------------------------------------------
                                                                         15,462
-------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 1.3%
-------------------------------------------------------------------------------
           66,500    Centex Corp.                                         4,390
-------------------------------------------------------------------------------
           57,700    KB Home                                              2,843
-------------------------------------------------------------------------------
              600    NVR, Inc.(2)                                           215
-------------------------------------------------------------------------------
                                                                          7,448
-------------------------------------------------------------------------------
CONSUMER DURABLES(1)
-------------------------------------------------------------------------------
            2,500    Carlisle Companies, Inc.                               113
-------------------------------------------------------------------------------
DEFENSE/AEROSPACE(1)
-------------------------------------------------------------------------------
            7,300    Precision Castparts Corp.                              202
-------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.9%
-------------------------------------------------------------------------------
          148,400    Federated Department Stores, Inc.(2)                 4,544
-------------------------------------------------------------------------------
          169,500    J.C. Penney Company, Inc.                            2,892
-------------------------------------------------------------------------------
           91,500    Saks Holdings, Inc.(2)                                 819
-------------------------------------------------------------------------------
           50,500    Wal-Mart Stores, Inc.                                2,844
-------------------------------------------------------------------------------
                                                                         11,099
-------------------------------------------------------------------------------
DIVERSIFIED -- 1.0%
-------------------------------------------------------------------------------
           61,200    Standard and Poor's 500 Depositary
                     Receipt                                              5,629
-------------------------------------------------------------------------------
DRUGS -- 5.8%
-------------------------------------------------------------------------------
           65,200    Endo Pharmaceuticals Holdings Inc.(2)                1,076
-------------------------------------------------------------------------------
           28,000    IDEXX Laboratories, Inc.(2)                          1,092
-------------------------------------------------------------------------------
          122,100    Johnson & Johnson                                    6,882
-------------------------------------------------------------------------------
           43,600    King Pharmaceuticals, Inc.(2)                          550
-------------------------------------------------------------------------------
          182,700    Merck & Co., Inc.                                   10,629
-------------------------------------------------------------------------------
          412,900    Pfizer, Inc.                                        12,698
-------------------------------------------------------------------------------
           13,700    Sigma-Aldrich Corp.                                    683
-------------------------------------------------------------------------------
            5,400    Watson Pharmaceuticals, Inc.(2)                        157
-------------------------------------------------------------------------------
                                                                         33,767
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
-------------------------------------------------------------------------------
           22,500    ADTRAN, Inc.(2)                                        912
-------------------------------------------------------------------------------
           24,600    Anixter International Inc.(2)                          565
-------------------------------------------------------------------------------
           72,400    Flextronics International Ltd. ADR(2)                  634
-------------------------------------------------------------------------------
            2,700    Motorola, Inc.                                          21
-------------------------------------------------------------------------------
                                                                          2,132
-------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.7%
-------------------------------------------------------------------------------
           77,600    Exelon Corporation                                   4,116
-------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.8%
-------------------------------------------------------------------------------
           20,900    Amerada Hess Corp.                                     944
-------------------------------------------------------------------------------
           51,300    ChevronTexaco Corp.                                  3,222
-------------------------------------------------------------------------------
          164,600    Exxon Mobil Corp.                                    5,794
-------------------------------------------------------------------------------
           26,200    Occidental Petroleum Corp.                             782
-------------------------------------------------------------------------------
                                                                         10,742
-------------------------------------------------------------------------------
ENTERTAINMENT -- 0.6%
-------------------------------------------------------------------------------
           87,800    Viacom, Inc. Cl B(2)                                 3,811
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                          ($ in Thousands)                         Value
-------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES(1)
-------------------------------------------------------------------------------
            8,000    Allied Waste Industries Inc.(2)                   $     66
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.3%
-------------------------------------------------------------------------------
          146,400    American Express Co.                                 5,542
-------------------------------------------------------------------------------
           69,100    Block (H & R), Inc.                                  2,669
-------------------------------------------------------------------------------
           81,200    Capital One Financial Corp.                          3,400
-------------------------------------------------------------------------------
           66,600    Fannie Mae                                           4,821
-------------------------------------------------------------------------------
           28,300    Freddie Mac                                          1,639
-------------------------------------------------------------------------------
           50,600    General Electric Co.                                 1,490
-------------------------------------------------------------------------------
                                                                         19,561
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.6%
-------------------------------------------------------------------------------
            4,600    Chiquita Brands International, Inc.(2)                  62
-------------------------------------------------------------------------------
          136,600    Coca-Cola Enterprises                                2,662
-------------------------------------------------------------------------------
          128,794    ConAgra Foods, Inc.                                  2,705
-------------------------------------------------------------------------------
           78,000    Dean Foods Co.(2)                                    3,395
-------------------------------------------------------------------------------
           12,800    PepsiCo, Inc.                                          554
-------------------------------------------------------------------------------
                                                                          9,378
-------------------------------------------------------------------------------
GROCERY STORES -- 0.5%
-------------------------------------------------------------------------------
           11,400    Supervalu Inc.                                         188
-------------------------------------------------------------------------------
          225,500    Winn-Dixie Stores, Inc.                              2,825
-------------------------------------------------------------------------------
                                                                          3,013
-------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.1%
-------------------------------------------------------------------------------
           10,100    United Technologies Corp.                              624
-------------------------------------------------------------------------------
HOME PRODUCTS -- 1.3%
-------------------------------------------------------------------------------
           87,700    Procter & Gamble Co. (The)                           7,880
-------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.4%
-------------------------------------------------------------------------------
           52,500    Black & Decker Corporation                           2,166
-------------------------------------------------------------------------------
           65,400    Energizer Holdings, Inc.(2)                          1,885
-------------------------------------------------------------------------------
           44,300    Lennox International Inc.                              658
-------------------------------------------------------------------------------
          206,000    Tyco International Ltd.                              3,213
-------------------------------------------------------------------------------
           24,600    York International Corp.                               588
-------------------------------------------------------------------------------
                                                                          8,510
-------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.3%
-------------------------------------------------------------------------------
           13,900    Checkfree Corp.(2)                                     383
-------------------------------------------------------------------------------
           36,600    Computer Sciences Corp.(2)                           1,206
-------------------------------------------------------------------------------
           39,800    First Data Corp.                                     1,561
-------------------------------------------------------------------------------
           80,200    International Business Machines
                     Corp.                                                6,810
-------------------------------------------------------------------------------
           51,700    Moore Corporation Ltd.(2)                              590
-------------------------------------------------------------------------------
           16,900    Valassis Communications, Inc.(2)                       450
-------------------------------------------------------------------------------
          112,600    Viad Corp.                                           2,264
-------------------------------------------------------------------------------
                                                                         13,264
-------------------------------------------------------------------------------
LEISURE -- 1.0%
-------------------------------------------------------------------------------
           97,400    Eastman Kodak Co.                                    2,913
-------------------------------------------------------------------------------
           75,400    GTECH Holdings Corp.(2)                              2,539
-------------------------------------------------------------------------------
           17,400    Mattel, Inc.                                           378
-------------------------------------------------------------------------------
                                                                          5,830
-------------------------------------------------------------------------------

Shares                          ($ in Thousands)                         Value
-------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.9%
-------------------------------------------------------------------------------
           18,700    CIGNA Corp.                                       $    978
-------------------------------------------------------------------------------
           63,400    MetLife, Inc.                                        1,821
-------------------------------------------------------------------------------
          138,300    Principal Financial Group                            4,025
-------------------------------------------------------------------------------
          147,200    Protective Life Corporation                          4,229
-------------------------------------------------------------------------------
           13,900    UNUM Corp.                                             160
-------------------------------------------------------------------------------
                                                                         11,213
-------------------------------------------------------------------------------
MEDIA -- 1.1%
-------------------------------------------------------------------------------
           98,350    AOL Time Warner Inc.(2)                              1,345
-------------------------------------------------------------------------------
           13,400    Clear Channel Communications,
                     Inc.(2)                                                524
-------------------------------------------------------------------------------
           18,008    Comcast Corporation(2)                                 575
-------------------------------------------------------------------------------
           75,900    Fox Entertainment Group, Inc. Cl A(2)                1,928
-------------------------------------------------------------------------------
           41,600    Gemstar - TV Guide International,
                     Inc.(2)                                                167
-------------------------------------------------------------------------------
           86,500    Hearst-Argyle Television, Inc.(2)                    2,084
-------------------------------------------------------------------------------
                                                                          6,623
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.9%
-------------------------------------------------------------------------------
            5,700    Bard (C.R.), Inc.                                      361
-------------------------------------------------------------------------------
           14,700    Boston Scientific Corp.(2)                             633
-------------------------------------------------------------------------------
          112,400    Fisher Scientific International(2)                   3,239
-------------------------------------------------------------------------------
           27,900    Guidant Corp.(2)                                     1,088
-------------------------------------------------------------------------------
            2,400    Steris Corp.(2)                                         54
-------------------------------------------------------------------------------
                                                                          5,375
-------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.8%
-------------------------------------------------------------------------------
            9,700    AmerisourceBergen Corp.                                561
-------------------------------------------------------------------------------
           39,900    Cardinal Health, Inc.                                2,205
-------------------------------------------------------------------------------
            2,800    Health Net Inc.(2)                                      73
-------------------------------------------------------------------------------
           71,400    Humana Inc.(2)                                         789
-------------------------------------------------------------------------------
           34,700    McKesson Corp.                                         963
-------------------------------------------------------------------------------
                                                                          4,591
-------------------------------------------------------------------------------
MINING & METALS -- 0.5%
-------------------------------------------------------------------------------
           41,600    Alcoa Inc.                                             954
-------------------------------------------------------------------------------
           15,300    Ball Corp.                                             859
-------------------------------------------------------------------------------
           51,800    Freeport-McMoRan Copper &
                     Gold, Inc. Cl B                                        897
-------------------------------------------------------------------------------
                                                                          2,710
-------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.3%
-------------------------------------------------------------------------------
          490,500    Delphi Automotive Systems                            4,120
-------------------------------------------------------------------------------
          269,000    Ford Motor Company                                   2,771
-------------------------------------------------------------------------------
           19,000    Lear Corporation(2)                                    755
-------------------------------------------------------------------------------
                                                                          7,646
-------------------------------------------------------------------------------
OIL REFINING -- 0.6%
-------------------------------------------------------------------------------
          163,900    Marathon Oil Corp.                                   3,732
-------------------------------------------------------------------------------
OIL SERVICES -- 0.6%
-------------------------------------------------------------------------------
          178,700    Transocean Inc.                                      3,404
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                          ($ in Thousands)                         Value
-------------------------------------------------------------------------------
PROPERTY AND CASUALTY  INSURANCE -- 2.7%
-------------------------------------------------------------------------------
           38,600    American International Group, Inc.                $  2,237
-------------------------------------------------------------------------------
          144,010    Fidelity National Financial, Inc.                    4,953
-------------------------------------------------------------------------------
          163,500    First American Financial Corp. (The)                 4,332
-------------------------------------------------------------------------------
           31,200    Loews Corp.                                          1,288
-------------------------------------------------------------------------------
          133,600    Odyssey Re Holdings Corp.                            2,806
-------------------------------------------------------------------------------
           17,700    Old Republic International Corp.                       542
-------------------------------------------------------------------------------
                                                                         16,158
-------------------------------------------------------------------------------
RAILROADS -- 0.1%
-------------------------------------------------------------------------------
            9,400    Union Pacific Corp.                                    559
-------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.9%
-------------------------------------------------------------------------------
           25,800    Bear Stearns Companies Inc. (The)                    1,724
-------------------------------------------------------------------------------
          126,800    John Hancock Financial Services,
                     Inc.                                                 3,680
-------------------------------------------------------------------------------
                                                                          5,404
-------------------------------------------------------------------------------
SEMICONDUCTOR -- 2.8%
-------------------------------------------------------------------------------
           63,300    Altera Corp.(2)                                      1,000
-------------------------------------------------------------------------------
          133,100    Arrow Electronics, Inc.(2)                           2,247
-------------------------------------------------------------------------------
          202,600    Avnet Inc.(2)                                        2,583
-------------------------------------------------------------------------------
          432,200    Intel Corp.                                          7,955
-------------------------------------------------------------------------------
           24,300    QUALCOMM Inc.                                          775
-------------------------------------------------------------------------------
          102,700    Texas Instruments Inc.                               1,899
-------------------------------------------------------------------------------
                                                                         16,459
-------------------------------------------------------------------------------
SPECIALTY STORES -- 2.0%
-------------------------------------------------------------------------------
           22,800    Advance Auto Parts(2)                                1,134
-------------------------------------------------------------------------------
           22,900    Autozone Inc.(2)                                     1,851
-------------------------------------------------------------------------------
           69,400    Barnes & Noble Inc.(2)                               1,367
-------------------------------------------------------------------------------
           48,935    Blockbuster Inc.                                       875
-------------------------------------------------------------------------------
           24,900    Claire's Stores Inc.                                   647
-------------------------------------------------------------------------------
           90,500    Office Depot, Inc.(2)                                1,146
-------------------------------------------------------------------------------
           60,500    Rent-A-Center Inc.(2)                                3,886
-------------------------------------------------------------------------------
           32,200    Staples, Inc.(2)                                       613
-------------------------------------------------------------------------------
                                                                         11,519
-------------------------------------------------------------------------------
TELEPHONE -- 2.2%
-------------------------------------------------------------------------------
           48,480    AT&T Corp.                                             827
-------------------------------------------------------------------------------
           74,300    BellSouth Corp.                                      1,894
-------------------------------------------------------------------------------
            2,300    CenturyTel Inc.                                         68
-------------------------------------------------------------------------------
          230,605    Sprint Corp.                                         2,654
-------------------------------------------------------------------------------
          199,900    Verizon Communications                               7,472
-------------------------------------------------------------------------------
                                                                         12,915
-------------------------------------------------------------------------------
THRIFTS -- 0.1%
-------------------------------------------------------------------------------
           19,700    Washington Mutual, Inc.                                778
-------------------------------------------------------------------------------
TOBACCO -- 0.4%
-------------------------------------------------------------------------------
           71,900    Altria Group Inc.                                    2,212
-------------------------------------------------------------------------------

Shares/Principal Amount               ($ in Thousands)                   Value
-------------------------------------------------------------------------------
TRUCKING & SHIPPING &  AIR FREIGHT -- 0.5%
-------------------------------------------------------------------------------
            3,700    FedEx Corporation                                 $    222
-------------------------------------------------------------------------------
           39,700    United Parcel Service, Inc. Cl B                     2,466
-------------------------------------------------------------------------------
                                                                          2,688
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.8%
-------------------------------------------------------------------------------
          300,700    Nextel Communications, Inc.(2)                       4,449
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $313,277)                                                         339,323
-------------------------------------------------------------------------------
CORPORATE BONDS -- 10.9%

BANKS -- 1.9%
-------------------------------------------------------------------------------
             $750    Amsouth Bank N.A., 4.85%, 4/1/13                       760
-------------------------------------------------------------------------------
            3,250    Bank of America Corp., 6.625%,
                     6/15/04                                              3,438
-------------------------------------------------------------------------------
              750    Bank of America Corp., 4.875%,
                     1/15/13                                                771
-------------------------------------------------------------------------------
            1,500    Bank One N.A., 3.70%, 1/15/08                        1,533
-------------------------------------------------------------------------------
            2,300    Citigroup Inc., 4.125%, 6/30/05                      2,404
-------------------------------------------------------------------------------
              900    Citigroup Inc., 5.875%, 2/22/33                        927
-------------------------------------------------------------------------------
              350    Deutsche Bank Financial LLC,
                     5.375%, 3/2/15                                         368
-------------------------------------------------------------------------------
              500    US Bancorp, 2.75%, 3/30/06                             507
-------------------------------------------------------------------------------
                                                                         10,708
-------------------------------------------------------------------------------
CLOTHING STORES(1)
-------------------------------------------------------------------------------
              250    Limited Brands, 6.95%, 3/1/33
                     (Acquired 2/13/03, Cost $250)(3)                       261
-------------------------------------------------------------------------------
DIVERSIFIED -- 2.8%
-------------------------------------------------------------------------------
           37,500    iShares GS $InvesTop Corporate
                     Bond Fund(4)                                         4,211
-------------------------------------------------------------------------------
            5,300    Lehman Brothers TRAINS(SM),
                     Series 10-2002, 6.96%, 1/15/12
                     (Acquired 5/23/02-1/3/03,
                     Cost $5,568)(3)                                      6,022
-------------------------------------------------------------------------------
            1,760    Lehman Brothers TRAINS(SM),
                     Series L-2002, 7.75%, 11/15/31
                     (Acquired 4/14/03, Cost $2,032)(3)                   2,134
-------------------------------------------------------------------------------
            3,190    Morgan Stanley TRACERS(SM), 7.70%,
                     3/1/32 (Acquired 3/15/02-8/28/02,
                     Cost $3,356)(3)                                      3,803
-------------------------------------------------------------------------------
                                                                         16,170
-------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.5%
-------------------------------------------------------------------------------
              500    Calpine Corp., 8.25%, 8/15/05                          423
-------------------------------------------------------------------------------
              750    Constellation Energy Group Inc.,
                     7.00%, 4/1/12                                          863
-------------------------------------------------------------------------------
              500    Dominion Resources Inc., 5.00%,
                     3/15/13                                                505
-------------------------------------------------------------------------------
            1,000    Pepco Holdings Inc., 6.45%,
                     8/15/12 (Acquired 9/3/02, Cost
                     $997)(3)                                             1,111
-------------------------------------------------------------------------------
              250    Virginia Electric and Power
                     Company, 4.75%, 3/1/13                                 254
-------------------------------------------------------------------------------
                                                                          3,156
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Principal Amount                 ($ In Thousands)                        Value
-------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.5%
-------------------------------------------------------------------------------
             $300    Anadarko Petroleum Corp., 7.95%,
                     4/15/29                                           $    381
-------------------------------------------------------------------------------
              750    Burlington Resources Finance Co.,
                     6.50%, 12/1/11                                         854
-------------------------------------------------------------------------------
            1,000    Conoco Funding Co., 6.35%,
                     10/15/11                                             1,134
-------------------------------------------------------------------------------
              750    Occidental Petroleum Corp., 4.25%,
                     3/15/10                                                756
-------------------------------------------------------------------------------
                                                                          3,125
-------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
              350    Allied Waste North America,
                     7.625%, 1/1/06 (Acquired 4/30/03,
                     Cost $364)(3)                                          365
-------------------------------------------------------------------------------
            1,000    Waste Management Inc., 7.00%,
                     10/15/06                                             1,112
-------------------------------------------------------------------------------
            1,100    Waste Management Inc., 6.375%,
                     11/15/12                                             1,221
-------------------------------------------------------------------------------
                                                                          2,698
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
-------------------------------------------------------------------------------
            1,500    American General Finance Corp.,
                     Series H, 4.50%, 11/15/07                            1,569
-------------------------------------------------------------------------------
              750    Countrywide Home Loans Inc.,
                     4.25%, 12/19/07                                        777
-------------------------------------------------------------------------------
            2,700    Ford Motor Credit Co., 6.75%,
                     5/15/05                                              2,782
-------------------------------------------------------------------------------
            2,250    General Electric Capital Corp.,
                     Series A, MTN, 6.00%, 6/15/12                        2,487
-------------------------------------------------------------------------------
            1,000    General Electric Co., 5.00%, 2/1/13                  1,036
-------------------------------------------------------------------------------
              400    General Motors Acceptance Corp.,
                     6.875%, 9/15/11                                        408
-------------------------------------------------------------------------------
                                                                          9,059
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
-------------------------------------------------------------------------------
              500    Abitibi-Consolidated Finance L.P.,
                     7.875%, 8/1/09                                         540
-------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
-------------------------------------------------------------------------------
              500    Sempra Energy, 6.00%, 2/1/13                           535
-------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.3%
-------------------------------------------------------------------------------
              600    Caterpillar Financial Services Corp.,
                     2.59%, 7/15/06                                         601
-------------------------------------------------------------------------------
            1,000    John Deere Capital Corp., 5.10%,
                     1/15/13                                              1,030
-------------------------------------------------------------------------------
                                                                          1,631
-------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.2%
-------------------------------------------------------------------------------
              900    Tyco International Group SA,
                     6.125%, 1/15/09                                        889
-------------------------------------------------------------------------------
INTERNET -- 0.1%
-------------------------------------------------------------------------------
              750    USA Interactive, 7.00%, 1/15/13                        826
-------------------------------------------------------------------------------

Principal Amount                 ($ In Thousands)                         Value
-------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
-------------------------------------------------------------------------------
             $750    Monumental Global Funding II,
                     3.85%, 3/3/08 (Acquired 2/5/03,
                     Cost $750)(3)                                     $    759
-------------------------------------------------------------------------------
MEDIA -- 1.0%
-------------------------------------------------------------------------------
            1,300    AOL Time Warner Inc., 7.625%,
                     4/15/31                                              1,439
-------------------------------------------------------------------------------
              400    Clear Channel Communications Inc.,
                     4.25%, 5/15/09(5)                                      402
-------------------------------------------------------------------------------
            1,360    Comcast Cable Communications,
                     8.375%, 5/1/07                                       1,572
-------------------------------------------------------------------------------
              350    Comcast Corp., 5.50%, 3/15/11                          362
-------------------------------------------------------------------------------
              500    COX Communications Inc., 6.75%,
                     3/15/11                                                570
-------------------------------------------------------------------------------
            1,100    CSC Holdings Inc., 7.625%,
                     7/15/18                                              1,147
-------------------------------------------------------------------------------
              550    News America Holdings, 7.75%,
                     1/20/24                                                627
-------------------------------------------------------------------------------
                                                                          6,119
-------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.1%
-------------------------------------------------------------------------------
              750    DaimlerChrysler N.A. Holding Corp.,
                     4.75%, 1/15/08                                         776
-------------------------------------------------------------------------------
OIL SERVICES -- 0.1%
-------------------------------------------------------------------------------
              750    Pemex Project Funding Master
                     Trust, 7.375%, 12/15/14                                816
-------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.4%
-------------------------------------------------------------------------------
              750    Goldman Sachs Group Inc., 4.125%,
                     1/15/08                                                775
-------------------------------------------------------------------------------
              750    Goldman Sachs Group Inc., 5.70%,
                     9/1/12                                                 800
-------------------------------------------------------------------------------
              750    Morgan Stanley, 3.625%, 4/1/08                         757
-------------------------------------------------------------------------------
                                                                          2,332
-------------------------------------------------------------------------------
TELEPHONE(1)
-------------------------------------------------------------------------------
              131    AT&T Broadband Corp., 8.375%,
                     3/15/13                                                161
-------------------------------------------------------------------------------
               13    AT&T Corp., 6.00%, 3/15/09                              13
-------------------------------------------------------------------------------
                                                                            174
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.7%
-------------------------------------------------------------------------------
              400    AT&T Wireless Services Inc.,
                     7.875%, 3/1/11                                         462
-------------------------------------------------------------------------------
              400    AT&T Wireless Services Inc., 8.75%,
                     3/1/31                                                 500
-------------------------------------------------------------------------------
              500    Deutsche Telekom International
                     Finance BV, 8.75%, 6/15/30                             615
-------------------------------------------------------------------------------
            2,200    Vodafone Group plc, 5.375%,
                     1/30/15                                              2,298
-------------------------------------------------------------------------------
                                                                          3,875
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $60,900)                                                           64,449
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    8

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Principal Amount                 ($ In Thousands)                        Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) -- 10.8%

           $3,000    FHLMC, 5.00%, settlement date
                     6/17/03(7)                                        $  3,082
-------------------------------------------------------------------------------
            1,246    FHLMC, 7.00%, 10/1/12                                1,332
-------------------------------------------------------------------------------
            1,235    FHLMC, 6.50%, 1/1/28                                 1,292
-------------------------------------------------------------------------------
            4,000    FNMA, 6.00%, settlement date
                     5/14/03(7)                                           4,164
-------------------------------------------------------------------------------
            4,900    FNMA, 5.50%, settlement date
                     6/12/03(7)                                           5,015
-------------------------------------------------------------------------------
            5,000    FNMA, 6.50%, settlement date
                     6/12/03(7)                                           5,220
-------------------------------------------------------------------------------
            1,779    FNMA, 6.00%, 2/1/09                                  1,877
-------------------------------------------------------------------------------
              164    FNMA, 6.50%, 5/1/11                                    175
-------------------------------------------------------------------------------
            1,392    FNMA, 7.50%, 11/1/11                                 1,494
-------------------------------------------------------------------------------
               22    FNMA, 6.50%, 10/1/12                                    23
-------------------------------------------------------------------------------
              111    FNMA, 6.50%, 5/1/13                                    118
-------------------------------------------------------------------------------
               49    FNMA, 6.50%, 5/1/13                                     52
-------------------------------------------------------------------------------
              142    FNMA, 6.50%, 6/1/13                                    150
-------------------------------------------------------------------------------
              177    FNMA, 6.50%, 6/1/13                                    189
-------------------------------------------------------------------------------
              253    FNMA, 6.50%, 6/1/13                                    268
-------------------------------------------------------------------------------
              130    FNMA, 6.50%, 6/1/13                                    138
-------------------------------------------------------------------------------
               80    FNMA, 6.50%, 6/1/13                                     85
-------------------------------------------------------------------------------
              680    FNMA, 6.00%, 1/1/14                                    714
-------------------------------------------------------------------------------
            2,417    FNMA, 6.00%, 4/1/14                                  2,541
-------------------------------------------------------------------------------
              554    FNMA, 6.50%, 1/1/28                                    579
-------------------------------------------------------------------------------
            1,430    FNMA, 7.00%, 1/1/28                                  1,515
-------------------------------------------------------------------------------
            1,481    FNMA, 6.00%, 1/1/29                                  1,546
-------------------------------------------------------------------------------
            1,074    FNMA, 6.50%, 1/1/29                                  1,124
-------------------------------------------------------------------------------
            1,923    FNMA, 6.00%, 2/1/29                                  2,008
-------------------------------------------------------------------------------
            1,102    FNMA, 7.50%, 7/1/29                                  1,175
-------------------------------------------------------------------------------
              348    FNMA, 7.00%, 5/1/30                                    368
-------------------------------------------------------------------------------
            1,022    FNMA, 7.50%, 9/1/30                                  1,090
-------------------------------------------------------------------------------
            1,278    FNMA, 6.50%, 9/1/31                                  1,336
-------------------------------------------------------------------------------
              769    FNMA, 7.00%, 9/1/31                                    813
-------------------------------------------------------------------------------
            1,400    FNMA, 6.00%, 12/1/31                                 1,459
-------------------------------------------------------------------------------
            2,823    FNMA, 6.50%, 1/1/32                                  2,950
-------------------------------------------------------------------------------
            2,393    FNMA, 7.00%, 6/1/32                                  2,530
-------------------------------------------------------------------------------
            2,349    FNMA, 6.50%, 8/1/32                                  2,455
-------------------------------------------------------------------------------
            1,498    GNMA, 7.00%, 4/20/26                                 1,588
-------------------------------------------------------------------------------
              830    GNMA, 7.50%, 8/15/26                                   889
-------------------------------------------------------------------------------
              684    GNMA, 7.00%, 2/15/28                                   727
-------------------------------------------------------------------------------
              720    GNMA, 7.50%, 2/15/28                                   769
-------------------------------------------------------------------------------
            1,141    GNMA, 7.00%, 12/15/28                                1,213
-------------------------------------------------------------------------------
              536    GNMA, 8.00%, 12/15/29                                  580
-------------------------------------------------------------------------------
            2,702    GNMA, 7.00%, 5/15/31                                 2,867
-------------------------------------------------------------------------------
            5,906    GNMA, 5.50%, 11/15/32                                6,117
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $61,331)                                                           63,627
-------------------------------------------------------------------------------

Principal Amount                 ($ In Thousands)                        Value
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 8.3%

           $1,250    U.S. Treasury Bonds, 8.875%,
                     2/15/19                                           $  1,858
-------------------------------------------------------------------------------
            2,650    U.S. Treasury Bonds, 6.375%,
                     8/16/27                                              3,208
-------------------------------------------------------------------------------
            1,375    U.S. Treasury Bonds, 5.375%,
                     2/15/31                                              1,501
-------------------------------------------------------------------------------
            4,622    U.S. Treasury Inflation Indexed
                     Notes, 3.375%, 1/15/07                               5,035
-------------------------------------------------------------------------------
           13,000    U.S. Treasury Notes, 1.625%,
                     3/31/05                                             13,043
-------------------------------------------------------------------------------
           10,600    U.S. Treasury Notes, 4.625%,
                     5/15/06                                             11,421
-------------------------------------------------------------------------------
            4,000    U.S. Treasury Notes, 3.25%,
                     8/15/07                                              4,110
-------------------------------------------------------------------------------
              200    U.S. Treasury Notes, 3.00%,
                     11/15/07                                               203
-------------------------------------------------------------------------------
              250    U.S. Treasury Notes, 3.00%,
                     2/15/08                                                253
-------------------------------------------------------------------------------
            5,100    U.S. Treasury Notes, 4.75%,
                     11/15/08                                             5,547
-------------------------------------------------------------------------------
            2,000    U.S. Treasury Notes, 4.375%,
                     8/15/12                                              2,089
-------------------------------------------------------------------------------
              850    U.S. Treasury Notes, 3.875%,
                     2/15/13                                                851
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $48,309)                                                           49,119
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.6%

            5,500    FHLMC, 7.00%, 7/15/05                                6,121
-------------------------------------------------------------------------------
            5,000    FHLMC, 3.50%, 9/15/07                                5,145
-------------------------------------------------------------------------------
            4,000    FNMA MTN, 5.74%, 1/21/09                             4,118
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $14,947)                                                           15,384
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(6) -- 2.4%

              236    Chase Mortgage Finance
                     Corporation, Series 2001 S3,
                     Class A1 SEQ, AS, 6.50%, 7/25/16                       242
-------------------------------------------------------------------------------
            1,144    FHLMC REMIC, Series 77, Class H,
                     8.50%, 9/15/20                                       1,212
-------------------------------------------------------------------------------
            1,600    FHLMC, Series 2561, Class UD,
                     4.00%, 4/15/15                                       1,636
-------------------------------------------------------------------------------
            2,209    FHLMC, Series 2580, Class JD SEQ,
                     4.50%, 12/15/16                                      2,276
-------------------------------------------------------------------------------
            2,838    FNMA, Series 2002-87, Class AM
                     SEQ, 5.50%, 6/25/31                                  2,933
-------------------------------------------------------------------------------
            2,000    FNMA, Series 2003-9, Class BC
                     SEQ, 5.00%, 2/25/22                                  2,077
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

Balanced - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Principal Amount                 ($ In Thousands)                       Value
-------------------------------------------------------------------------------

           $1,785    General Motors Acceptance Corp.
                     Commercial Mortgage Securities
                     Inc., Series 2002 C2, Class A1 SEQ,
                     4.32%, 10/15/38                                   $  1,867
-------------------------------------------------------------------------------
            2,000    J.P. Morgan Chase Commercial
                     Mortgage Securities Corp., Series
                     2002 FL1A, Class A2, VRN, 1.74%,
                     5/14/03, resets monthly off the
                     1-month LIBOR plus 0.44%
                     with  no caps (Acquired 4/3/02, Cost
                     $2,000)(3)                                           2,000
-------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $14,017)                                                           14,243
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(6) -- 2.2%

            1,765    AmeriCredit Automobile Receivables
                     Trust, Series 1999 D, Class A3 SEQ,
                     7.02%, 12/12/05                                      1,803
-------------------------------------------------------------------------------
            1,907    CIT RV Trust, Series 1998 A,
                     Class A4 SEQ, 6.09%, 2/15/12                         1,960
-------------------------------------------------------------------------------
            3,000    CPL Transition Funding LLC,
                     Series 2002-1, Class A4 SEQ,
                     5.96%, 7/15/15                                       3,334
-------------------------------------------------------------------------------
            1,000    Ford Credit Auto Owner Trust,
                     Series 2002 A, Class B SUB,
                     4.79%, 11/15/06                                      1,044
-------------------------------------------------------------------------------
              416    Long Beach Asset Holdings
                     Corporation, Series 2002-2,
                     Class SC, 8.50%, 7/25/32
                     (Acquired 6/6/02, Cost $415)(3)                        417
-------------------------------------------------------------------------------
              307    Onyx Automobile Receivables,
                     Series 2002 A, 13.61%, 10/20/08                        305
-------------------------------------------------------------------------------
              650    Peco Energy Transition Trust,
                     Series 1999 A, Class A6 SEQ,
                     6.05%, 3/1/09                                          721
-------------------------------------------------------------------------------
            3,000    Residential Funding Mortgage
                     Securities II, Series 2002 HS2,
                     Class A4 SEQ, 5.24%, 3/25/17                         3,120
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $12,091)                                                           12,704
-------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.0%

            2,200    Province of Ontario, 3.50%,
                     9/17/07                                              2,254
-------------------------------------------------------------------------------
              850    Province of Ontario, 3.125%,
                     5/2/08(5)                                              853
-------------------------------------------------------------------------------
            1,000    Province of Quebec, 7.50%,
                     9/15/29                                              1,299
-------------------------------------------------------------------------------
            1,500    Republic of Italy, 2.50%, 3/31/06                    1,514
-------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $5,776)                                                             5,920
-------------------------------------------------------------------------------

                                 ($ In Thousands)                        Value
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.2%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.22%, dated 4/30/03, due 5/1/03
(Delivery value $24,701)(8)
(Cost $24,700)                                                         $ 24,700
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $555,348)                                                        $589,469
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

ORD = Foreign Ordinary Share

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current markets conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective April 30, 2003.

(1)  Industry is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at April 30, 2003, was
     $16,872, which represented 3.0% of net assets.

(4)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(5)  When-issued security.

(6)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(7)  Forward Commitment.

(8)  Security, or a portion thereof, has been segregated for when-issued securities and Forward Commitments.

See Notes to Financial Statements.

-----
   10

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
(Amounts In Thousands Except Per-Share Amounts)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $555,348)                   $589,469
-----------------------------------------------------------
Cash                                                                       48
-----------------------------------------------------------
Receivable for investments sold                                         9,083
-----------------------------------------------------------
Receivable for capital shares sold                                          7
-----------------------------------------------------------
Dividends and interest receivable                                       2,467
--------------------------------------------------------------------------------
                                                                      601,074
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      30,537
-----------------------------------------------------------
Accrued management fees                                                   407
-----------------------------------------------------------
Distribution fees payable                                                   3
-----------------------------------------------------------
Service fees payable                                                        3
--------------------------------------------------------------------------------
                                                                       30,950
--------------------------------------------------------------------------------
NET ASSETS                                                           $570,124
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $617,575
-----------------------------------------------------------
Undistributed net investment income                                     1,041
-----------------------------------------------------------
Accumulated net realized loss on investment transactions              (82,613)
-----------------------------------------------------------
Net unrealized appreciation on investments                             34,121
--------------------------------------------------------------------------------
                                                                     $570,124
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE  ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                       $539,021,883
-----------------------------------------------------------
Shares outstanding                                                 39,721,704
-----------------------------------------------------------
Net asset value per share                                              $13.57
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $16,991,278
-----------------------------------------------------------
Shares outstanding                                                  1,251,653
-----------------------------------------------------------
Net asset value per share                                              $13.58
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $14,111,026
-----------------------------------------------------------
Shares outstanding                                                  1,040,757
-----------------------------------------------------------
Net asset value per share                                              $13.56
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
(Amounts in Thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                              $5,262
-----------------------------------------------------------
Dividends                                                              2,679
--------------------------------------------------------------------------------
                                                                       7,941
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                        2,470
-----------------------------------------------------------
Distribution fees -- Advisor Class                                        17
-----------------------------------------------------------
Service fees -- Advisor Class                                             17
-----------------------------------------------------------
Directors' fees and expenses                                               4
-----------------------------------------------------------
Other expenses                                                             7
--------------------------------------------------------------------------------
                                                                       2,515
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  5,426
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (11,811)
-----------------------------------------------------------
Change in net unrealized appreciation on investments                  36,835
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      25,024
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $30,450
================================================================================

See Notes to Financial Statements.

-----
   12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
(Amounts in Thousands)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                      2003        2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                      $5,426      $16,109
---------------------------------------------------
Net realized loss                                         (11,811)     (38,987)
---------------------------------------------------
Change in net unrealized appreciation                      36,835      (20,501)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  30,450      (43,379)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------------
  Investor Class                                           (5,207)     (15,305)
---------------------------------------------------
  Institutional Class                                        (175)        (488)
---------------------------------------------------
  Advisor Class                                              (121)        (352)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                  (5,503)     (16,145)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                                (26,259)     (69,838)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (1,312)    (129,362)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                       571,436      700,798
--------------------------------------------------------------------------------
End of period                                            $570,124     $571,436
================================================================================

Undistributed net investment income                        $1,041       $1,118
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts in Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund  is diversified under the 1940 Act.
The fund's investment objective is to seek capital growth and current income by investing 60% of its  assets in equity securities and the remainder in bonds and other fixed-income securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative  net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized  and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During

                                                                     (continued)

-----
   14

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts in Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The effective annual management fee for the six months ended April 30, 2003 was 0.90%, 0.70%, and
0.65%, for the Investor, Institutional, and Advisor Classes, respectively.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                            INVESTOR   INSTITUTIONAL   ADVISOR
                                              CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $1 billion                              0.90%        0.70%        0.65%
--------------------------------------------------------------------------------
Over $1 billion                               0.80%        0.60%        0.55%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

                                                                    (continued)

                                                                          -----
                                                                          15

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts in Thousands)

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2003, totaled $372,175 of which $155,031 represented
U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2003, totaled
$375,385 of which $139,085 represented U.S. Treasury and Agency obligations.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                                         150,000
================================================================================
Sold                                                        1,928     $25,269
---------------------------------------------------
Issued in reinvestment of distributions                       388       5,049
---------------------------------------------------
Redeemed                                                   (4,283)    (56,092)
--------------------------------------------------------------------------------
Net decrease                                               (1,967)   $(25,774)
================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                                         150,000
================================================================================
Sold                                                        4,082     $57,307
---------------------------------------------------
Issued in reinvestment of distributions                     1,078      14,862
---------------------------------------------------
Redeemed                                                   (9,918)   (137,752)
--------------------------------------------------------------------------------
Net decrease                                               (4,758)   $(65,583)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                           70        $914
---------------------------------------------------
Issued in reinvestment of distributions                        13         175
---------------------------------------------------
Redeemed                                                      (82)     (1,084)
--------------------------------------------------------------------------------
Net increase                                                    1          $5
================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                          148      $2,063
---------------------------------------------------
Issued in reinvestment of distributions                        35         488
---------------------------------------------------
Redeemed                                                     (365)     (5,172)
--------------------------------------------------------------------------------
Net decrease                                                 (182)    $(2,621)
================================================================================

                                                                     (continued)

-----
   16

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts in Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                         160      $2,099
---------------------------------------------------------
Issued in reinvestment of distributions                        8         107
---------------------------------------------------------
Redeemed                                                    (205)     (2,696)
--------------------------------------------------------------------------------
Net decrease                                                 (37)      $(490)
================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                         345      $4,746
---------------------------------------------------------
Issued in reinvestment of distributions                       22         311
---------------------------------------------------------
Redeemed                                                    (479)     (6,691)
--------------------------------------------------------------------------------
Net decrease                                                (112)    $(1,634)
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2003.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $566,423
================================================================================
Gross tax appreciation of investments                              $44,380
-----------------------------------------------------------
Gross tax depreciation of investments                              (21,334)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $23,046
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2002, the fund had accumulated capital losses of $59,728, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

                                                                          -----
                                                                          17

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $12.98         $14.28         $17.01         $18.95         $19.39         $19.55
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(2)             0.13           0.35           0.38           0.42           0.46           0.42
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.59          (1.30)         (2.10)          0.61           1.69           1.45
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.72          (0.95)         (1.72)          1.03           2.15           1.87
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income          (0.13)         (0.35)         (0.40)         (0.43)         (0.47)         (0.43)
--------------------------------
  From Net Realized Gains               --             --           (0.61)         (2.54)         (2.12)         (1.60)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.13)         (0.35)         (1.01)         (2.97)         (2.59)         (2.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $13.57         $12.98         $14.28         $17.01         $18.95         $19.39
========================================================================================================================
  TOTAL RETURN(3)                      5.58%         (6.80)%       (10.46)%         5.90%         12.03%         10.46%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.90%(4)         0.90%          0.90%          0.97%          1.00%          1.00%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                1.96%(4)         2.46%          2.46%          2.40%          2.44%          2.16%
--------------------------------
Portfolio Turnover Rate                  68%           108%           107%            85%           128%           102%
--------------------------------
Net Assets, End of Period
(in millions)                           $539           $541           $663           $835           $914           $938
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   18

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                               2003(1)         2002           2001          2000(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $12.99         $14.28         $17.01         $17.34
---------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(3)                      0.14           0.37           0.41           0.23
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                   0.59          (1.29)         (2.10)         (0.34)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.73          (0.92)         (1.69)         (0.11)
---------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                   (0.14)         (0.37)         (0.43)         (0.22)
--------------------------------------
  From Net Realized Gains                        --             --           (0.61)           --
---------------------------------------------------------------------------------------------------
  Total Distributions                          (0.14)         (0.37)         (1.04)         (0.22)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $13.58         $12.99         $14.28         $17.01
===================================================================================================
  TOTAL RETURN(4)                               5.68%         (6.54)%       (10.27)%        (0.63)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.70%(5)         0.70%          0.70%        0.75%(5)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         2.16%(5)         2.66%          2.66%        2.66%(5)
--------------------------------------
Portfolio Turnover Rate                           68%           108%           107%          85%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                                $16,991        $16,245        $20,474        $23,214
---------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2003 (unaudited).

(2)  May 1, 2000 (commencement of sale) through October 31, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2000.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                        ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $12.97         $14.27         $17.00         $18.94         $19.38         $19.55
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(2)             0.11           0.31           0.34           0.37           0.41           0.37
--------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.59          (1.30)         (2.10)          0.62           1.69           1.44
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.70          (0.99)         (1.76)          0.99           2.10           1.81
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income          (0.11)         (0.31)         (0.36)         (0.39)         (0.42)         (0.38)
--------------------------------
  From Net Realized Gains               --             --           (0.61)         (2.54)         (2.12)         (1.60)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.11)         (0.31)         (0.97)         (2.93)         (2.54)         (1.98)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $13.56         $12.97         $14.27         $17.00         $18.94         $19.38
========================================================================================================================
  TOTAL RETURN(3)                      5.47%         (7.04)%       (10.69)%         5.63%         11.74%         10.15%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.15%(4)         1.15%          1.15%          1.22%          1.25%          1.25%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                1.71%(4)         2.21%          2.21%          2.15%          2.19%          1.91%
--------------------------------
Portfolio Turnover Rate                  68%           108%           107%            85%           128%           102%
--------------------------------
Net Assets, End of Period
(in thousands)                       $14,111        $13,985        $16,990        $17,046        $10,946         $6,723
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   20

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

                                                                          -----
                                                                          21

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----
   22

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500, which reflects the approximately
60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are registered with the Securities and Exchange Commission, taxable, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly-traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

                                                                          -----
                                                                          23

Notes

-----
   24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0306                                  American Century Investment Services, Inc.
SH-SAN-34846N                      (c)2003 American Century Services Corporation

Front cover

April 30, 2003

[graphic of chart]

American Century
Semiannual Report

[graphic of starfish]

[graphic of two steel bridges]

Capital Value

[american century logo and text logo (reg. sm)]

Our Message to You ........................................................    1

CAPITAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the Capital Value fund for the six months ended April 30, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, a full listing of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Capital Value shareholder report will be the annual report for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
Co-Chairman of the Board

1

Capital Value - Performance

TOTAL RETURNS AS OF APRIL 30, 2003

                                                 AVERAGE ANNUAL
                                                    RETURNS
                                                     SINCE             INCEPTION
                                  1 YEAR           INCEPTION             DATE
                                  ------           ---------             ----
 INVESTOR CLASS                  -12.11%             1.41%              3/31/99
 RUSSELL 1000 VALUE INDEX        -13.01%            -1.63%                --
 Institutional Class             -11.97%           -11.16%              3/1/02

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made March 31, 1999

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended April 30
                                1999*     2000       2001       2002       2003
                                -----     ----       ----       ----       ----
 Investor Class                10.20%    -6.71%     16.92%      0.21%    -12.11%
 Russell 1000 Value Index       9.34%    -3.88%      6.43%     -3.91%    -13.01%

* From 3/31/99, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

2

Capital Value - Performance Review

[photo of Chuck Ritter and Mark Mallon]

A performance review from Chuck Ritter and Mark Mallon, portfolio managers on the Capital Value investment team.

Capital Value, formerly known as Tax-Managed Value, gained 4.64%* during the six months ended April 30, 2003. The portfolio trailed its benchmark, the Russell
1000 Value Index, which rose 5.25%.

During a period in which domestic value stocks of all size categories advanced, large-cap value shares gained at a slower rate than smaller value stocks, according to indices of the Russell Co. The Russell 1000 Value Index, which represents the 1,000 largest publicly traded U.S. stocks with lower price-to-book ratios and lower forecasted growth values, rose 5.25%. In comparison, the Russell 2000 Value Index, which represents the next 2,000 largest stocks with lower price-to-book ratios, increased 7.44%.

The financial sector, Capital Value's largest sector weighting on average during the period, also contributed the most to performance, led by investments in the banking industry. Among the top contributors were Citigroup, the world's second-largest financial services company, and Bank of America. Other groups that advanced included securities and asset managers, financial services providers, thrifts, and property and casualty insurers. Though some life and health insurers advanced, one, UnumProvident, was the portfolio's largest detractor.

Consumer cyclical stocks also performed well, demonstrating success in a variety of industries. Within this sector, the leading industry group was specialty stores, spurred by Best Buy, the consumer electronics retailer and the portfolio's top individual contributor to results. Other investments in cyclicals, including apparel makers, automakers, clothing and department stores, advanced as well.

Technology stocks as a group helped, as the sector was boosted by computer software, computer hardware, and electrical equipment companies. The commercial services sector was guided by information services stocks, such as Electronic
Data Systems, the largest independent systems management and services firm in the United States. The consumer services sector excelled as well, lifted by leisure goods manufacturers and hotel chains.

TYPES OF INVESTMENTS IN PORTFOLIO

                                         AS OF                 AS OF
                                        4/30/03              10/31/02
U.S. Common Stocks                       91.7%                 91.7%
Foreign Stocks                            3.1%                  3.3%
TOTAL EQUITY EXPOSURE                    94.8%                 95.0%
Temporary Cash
Investments                               5.2%                  5.0%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class
shares.                                                             (continued)

3

Capital Value - Performance Review

Energy stocks, representing Capital Value's second-largest sector concentration, added slightly to performance. Among the contributors was Exxon Mobil, the world's largest integrated oil company. But shares of some other energy reserves companies in the portfolio, such as Royal Dutch Petroleum and ChevronTexaco, lost ground during the period.

The portfolio's investments in health care also added to returns. Pharmaceutical company Merck and syringe and medical equipment maker Becton Dickinson were among the leaders. But progress was restrained by hospital chain Tenet
Healthcare and intravenous supply maker Baxter International.

Only two of the fund's sectors detracted during the period. One was telecommunications, tripped up by declining telephone stocks such as SBC
Communications and Verizon. Joining telecom in the negative column was the consumer non-cyclical sector, which was slowed by tobacco stocks. Altria Group, formerly known as Philip Morris Co., was the portfolio's second-largest detractor.

 TOP FIVE INDUSTRIES
 AS OF APRIL 30, 2003*
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
Banks                                    14.8%                 14.8%
Energy Reserves
& Production                             10.0%                 10.6%
Telephone                                 6.3%                  6.5%
Financial Services                        5.8%                  4.3%
Drugs                                     4.1%                  5.1%

*Excludes securities in the Diversified industry category. Those securities represent investments in diversified pools of underlying securities in multiple industry categories.

 TOP TEN HOLDINGS
 AS OF APRIL 30, 2003
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
Standard and Poor's
500 Depositary Receipt                    4.9%                  4.9%
Citigroup Inc.                            4.2%                  4.2%
Freddie Mac                               3.8%                  1.2%
Exxon Mobil Corp.                         3.7%                  3.8%
SBC Communications Inc.                   2.8%                  2.4%
Royal Dutch Petroleum
Co. New York Shares                       2.5%                  2.6%
Bank of America Corp.                     2.4%                  2.4%
Merck & Co., Inc.                         2.1%                  2.3%
Hewlett-Packard Co.                       1.7%                  1.4%
McDonald's Corporation                    1.5%                  1.2%

4

Capital Value - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                    Value
-----------------------------------------------------------------------------------

 COMMON STOCKS -- 94.8%

APPAREL & TEXTILES -- 1.5%
------------------------------------------------------------------------------------
                      14,400    Liz Claiborne, Inc.                    $    468,432
------------------------------------------------------------------------------------
                      15,900    VF Corp.                                    625,506
------------------------------------------------------------------------------------
                                                                          1,093,938
------------------------------------------------------------------------------------

BANKS -- 14.8%
------------------------------------------------------------------------------------
                      23,900    Bank of America Corp.                     1,769,795
------------------------------------------------------------------------------------
                      28,300    Bank One Corp.                            1,020,215
------------------------------------------------------------------------------------
                      78,200    Citigroup Inc.                            3,069,349
------------------------------------------------------------------------------------
                      24,050    Fleet Boston Financial Corp.                637,806
------------------------------------------------------------------------------------
                      23,600    KeyCorp                                     568,996
------------------------------------------------------------------------------------
                      27,600    National City Corp.                         826,896
------------------------------------------------------------------------------------
                      19,300    PNC Financial Services Group                847,270
------------------------------------------------------------------------------------
                      45,610    U.S. Bancorp                              1,010,262
------------------------------------------------------------------------------------
                      27,300    Wachovia Corp.                            1,043,133
------------------------------------------------------------------------------------
                                                                         10,793,722
------------------------------------------------------------------------------------

CHEMICALS -- 0.8%
------------------------------------------------------------------------------------
                      12,100    PPG Industries, Inc.                        586,971
------------------------------------------------------------------------------------

CLOTHING STORES -- 0.7%
------------------------------------------------------------------------------------
                      34,400    Limited Brands                              500,176
------------------------------------------------------------------------------------

COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.1%
------------------------------------------------------------------------------------
                      77,526    Hewlett-Packard Co.                       1,263,674
------------------------------------------------------------------------------------
                      76,973    Sun Microsystems, Inc.(1)                   254,396
------------------------------------------------------------------------------------
                                                                          1,518,070
------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.2%
------------------------------------------------------------------------------------
                      54,700  Computer Associates
                              International, Inc.                           888,328
------------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.6%
------------------------------------------------------------------------------------
                       7,800    Whirlpool Corp.                             417,222
------------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 2.6%
------------------------------------------------------------------------------------
                      21,200    Boeing Co.                                  578,336
------------------------------------------------------------------------------------
                      33,400    Honeywell International Inc.                788,240
------------------------------------------------------------------------------------
                      16,600    Raytheon Company                            496,838
------------------------------------------------------------------------------------
                                                                          1,863,414
------------------------------------------------------------------------------------

DEPARTMENT STORES -- 2.1%
------------------------------------------------------------------------------------
                      36,000    May Department Stores Co. (The)             778,320
------------------------------------------------------------------------------------
                      26,000    Sears, Roebuck & Co.                        736,840
------------------------------------------------------------------------------------
                                                                          1,515,160
------------------------------------------------------------------------------------

DIVERSIFIED -- 4.9%
------------------------------------------------------------------------------------
           38,700  Standard and Poor's 500
                   Depositary Receipt                                     3,559,239
------------------------------------------------------------------------------------

DRUGS -- 4.1%
------------------------------------------------------------------------------------
                      15,500    Abbott Laboratories                         629,765
------------------------------------------------------------------------------------
                      31,700    Bristol-Myers Squibb Co.                    809,618
------------------------------------------------------------------------------------
                      26,500    Merck & Co., Inc.                         1,541,770
------------------------------------------------------------------------------------
                                                                          2,981,153
------------------------------------------------------------------------------------

Shares                                                                      Value
-----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
------------------------------------------------------------------------------------
                      16,400   Dover Corp.                            $    471,336
-----------------------------------------------------------------------------------

ELECTRICAL UTILITIES -- 3.2%
------------------------------------------------------------------------------------
                      25,300   American Electric Power                     667,414
-----------------------------------------------------------------------------------
                      15,000   DTE Energy Company                          604,800
-----------------------------------------------------------------------------------
                      19,400   Exelon Corporation                        1,028,976
-----------------------------------------------------------------------------------
                                                                         2,301,190
-----------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 10.0%
------------------------------------------------------------------------------------
                      14,300   ChevronTexaco Corp.                         898,183
-----------------------------------------------------------------------------------
                      21,850   ConocoPhillips                            1,099,055
-----------------------------------------------------------------------------------
                      77,710   Exxon Mobil Corp.                         2,735,392
-----------------------------------------------------------------------------------
                      25,000   Occidental Petroleum Corp.                  746,250
-----------------------------------------------------------------------------------
                      43,909   Royal Dutch Petroleum Co.
                                New York Shares                          1,795,000
-----------------------------------------------------------------------------------
                                                                         7,273,880
-----------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.9%
------------------------------------------------------------------------------------
                      31,100   Waste Management, Inc.                      675,492
-----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 5.8%
------------------------------------------------------------------------------------
                      47,700   Freddie Mac                               2,761,830
-----------------------------------------------------------------------------------
                      29,100   General Electric Co.                        856,995
-----------------------------------------------------------------------------------
                      14,000   MGIC Investment Corp.                       636,440
-----------------------------------------------------------------------------------
                                                                         4,255,265
-----------------------------------------------------------------------------------

FOOD & BEVERAGE -- 1.5%
------------------------------------------------------------------------------------
                      22,300   Heinz (H.J.) Co.                            666,324
-----------------------------------------------------------------------------------
                       7,300   Unilever N.V. New York Shares               459,681
-----------------------------------------------------------------------------------
                                                                         1,126,005
-----------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 0.6%
------------------------------------------------------------------------------------
                      22,400   NiSource Inc.                               423,360
-----------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT -- 0.6%
------------------------------------------------------------------------------------
                       9,100   Emerson Electric Co.                        461,370
-----------------------------------------------------------------------------------

HOME PRODUCTS -- 0.9%
------------------------------------------------------------------------------------
                      12,600   Kimberly-Clark Corp.                        627,102
-----------------------------------------------------------------------------------

HOTELS -- 0.6%
------------------------------------------------------------------------------------
                      10,500   Harrah's Entertainment, Inc.(1)             413,595
-----------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 3.4%
------------------------------------------------------------------------------------
                      12,400   Black & Decker Corporation                  511,500
-----------------------------------------------------------------------------------
                      13,700   Ingersoll-Rand Company                      603,896
-----------------------------------------------------------------------------------
                      10,600   Parker-Hannifin Corp.                       431,208
-----------------------------------------------------------------------------------
                       9,500   Snap-on Incorporated                        278,825
-----------------------------------------------------------------------------------
                      43,600   Tyco International Ltd.                     680,160
-----------------------------------------------------------------------------------
                                                                         2,505,589
-----------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.7%
------------------------------------------------------------------------------------
                      14,700   Computer Sciences Corp.(1)                  484,365
-----------------------------------------------------------------------------------
                      45,500   Electronic Data Systems Corp.               825,825
-----------------------------------------------------------------------------------
                       8,100   International Business
                                Machines Corp.                             687,690
-----------------------------------------------------------------------------------
                                                                         1,997,880
-----------------------------------------------------------------------------------

See Notes to Financial Statements. (continued)

5

Capital Value - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                    Value
-----------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.6%
------------------------------------------------------------------------
                      10,800    CIGNA Corp.                           $    564,840
-----------------------------------------------------------------------------------
                      15,700    Torchmark Corp.                            608,375
-----------------------------------------------------------------------------------
                                                                         1,173,215
-----------------------------------------------------------------------------------

MEDIA -- 0.6%
-----------------------------------------------------------------------------------
                      29,800    AOL Time Warner Inc.(1)                    407,664
-----------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 1.6%
-----------------------------------------------------------------------------------
                      28,900    Baxter International, Inc.                 664,700
-----------------------------------------------------------------------------------
                      14,400    Becton Dickinson & Co.                     509,760
-----------------------------------------------------------------------------------
                                                                         1,174,460
-----------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 1.1%
-----------------------------------------------------------------------------------
                      11,700    HCA Inc.                                   375,570
-----------------------------------------------------------------------------------
                      27,800    Tenet Healthcare Corp.(1)                  412,552
-----------------------------------------------------------------------------------
                                                                           788,122
-----------------------------------------------------------------------------------

MINING & METALS -- 1.3%
-----------------------------------------------------------------------------------
                      22,000    Alcoa Inc.                                 504,460
-----------------------------------------------------------------------------------
                      11,400    Nucor Corp.                                465,690
-----------------------------------------------------------------------------------
                                                                           970,150
-----------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 1.0%
-----------------------------------------------------------------------------------
                      21,200    General Motors Corp.                       764,260
-----------------------------------------------------------------------------------

OIL SERVICES -- 0.5%
-----------------------------------------------------------------------------------
                      17,400    Transocean Inc.                            331,470
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE -- 3.6%
-----------------------------------------------------------------------------------
                      26,400    Allstate Corporation                       997,656
-----------------------------------------------------------------------------------
                      19,300    Hartford Financial Services
                                Group, Inc. (The)                          786,668
-----------------------------------------------------------------------------------
                      19,800    Loews Corp.                                817,146
-----------------------------------------------------------------------------------
                                                                         2,601,470
-----------------------------------------------------------------------------------

PUBLISHING -- 1.7%
-----------------------------------------------------------------------------------
                      11,200    Gannett Co., Inc.                          848,064
-----------------------------------------------------------------------------------
                      20,600    R.R. Donnelley & Sons Company              415,296
-----------------------------------------------------------------------------------
                                                                         1,263,360
-----------------------------------------------------------------------------------

RAILROADS -- 0.8%
-----------------------------------------------------------------------------------
                      21,700    Burlington Northern Santa Fe Corp.         611,072
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 0.5%
-----------------------------------------------------------------------------------
                      15,200    Equity Residential                         393,832
-----------------------------------------------------------------------------------

Shares                                                                    Value
-----------------------------------------------------------------------------------
RESTAURANTS -- 1.5%
-----------------------------------------------------------------------------------
                      64,400   McDonald's Corporation                $  1,101,240
----------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 2.8%
-----------------------------------------------------------------------------------
                      25,400   Merrill Lynch & Co., Inc.                1,042,670
----------------------------------------------------------------------------------
                      22,600   Morgan Stanley                           1,011,350
----------------------------------------------------------------------------------
                                                                        2,054,020
----------------------------------------------------------------------------------

SPECIALTY STORES -- 0.7%
-----------------------------------------------------------------------------------
                      15,400   Best Buy Co., Inc.(1)                      532,532
----------------------------------------------------------------------------------

TELEPHONE -- 6.3%
-----------------------------------------------------------------------------------
                      35,740   AT&T Corp.                                 609,367
----------------------------------------------------------------------------------
                      31,700   BellSouth Corp.                            808,033
----------------------------------------------------------------------------------
                      86,400   SBC Communications Inc.                  2,018,304
----------------------------------------------------------------------------------
                      49,700   Sprint Corporation                         572,047
----------------------------------------------------------------------------------
                      15,580   Verizon Communications                     582,380
----------------------------------------------------------------------------------
                                                                        4,590,131
----------------------------------------------------------------------------------

THRIFTS -- 1.5%
-----------------------------------------------------------------------------------
                      27,100   Washington Mutual, Inc.                  1,070,450
----------------------------------------------------------------------------------

TOBACCO -- 1.5%
-----------------------------------------------------------------------------------
                      35,600   Altria Group Inc.                        1,095,056
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $68,252,789)                                                     69,171,961
==================================================================================

 TEMPORARY CASH INVESTMENTS -- 5.2%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.22%, dated 4/30/03, due 5/1/03
(Delivery value $3,600,122)                                          3,600,000
-------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(U.S. Treasury obligations),  in a joint trading
account at 1.22%, dated 4/30/03, due 5/1/03
(Delivery value $200,007)                                              200,000
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,800,000)                                                    3,800,000
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $72,052,789)                                                 $72,971,961
===============================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
================================================================================
ASSETS
Investment securities, at value (cost of $72,052,789)               $72,971,961
--------------------------------------------------------------------
Cash                                                                    156,755
--------------------------------------------------------------------
Receivable for investments sold                                         671,944
--------------------------------------------------------------------
Receivable for capital shares sold                                      117,855
--------------------------------------------------------------------
Dividends and interest receivable                                       139,708
--------------------------------------------------------------------------------
                                                                     74,058,223
--------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                     1,138,214
--------------------------------------------------------------------
Accrued management fees                                                  61,574
--------------------------------------------------------------------------------
                                                                      1,199,788
--------------------------------------------------------------------------------
NET ASSETS                                                          $72,858,435
================================================================================

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                             $75,307,830
--------------------------------------------------------------------
Undistributed net investment income                                     281,168
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions             (3,649,735)
--------------------------------------------------------------------
Net unrealized appreciation on investments                              919,172
--------------------------------------------------------------------------------
                                                                    $72,858,435
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $68,046,875
--------------------------------------------------------------------
Shares outstanding                                                   13,509,974
--------------------------------------------------------------------
Net asset value per share                                                 $5.04
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $4,811,560
--------------------------------------------------------------------
Shares outstanding                                                      954,550
--------------------------------------------------------------------
Net asset value per share                                                 $5.04
--------------------------------------------------------------------------------

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
================================================================================

INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------
Dividends (net of foreign taxes withheld $7,456)                     $  844,569
--------------------------------------------------------------------
Interest                                                                 19,785
--------------------------------------------------------------------------------
                                                                        864,354
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                         340,010
--------------------------------------------------------------------
Directors' fees and expenses                                                384
--------------------------------------------------------------------
Other expenses                                                              222
--------------------------------------------------------------------------------
                                                                        340,616
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   523,738
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized loss on investments                                     (1,057,338)
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                  3,441,567
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      2,384,229
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,907,967
================================================================================

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------

INCREASE IN NET ASSETS                              2003             2002
==============================================================================
OPERATIONS
Net investment income                         $    523,738        $ 711,741
------------------------------------------------------------------------------
Net realized gain (loss)                        (1,057,338)          22,580
------------------------------------------------------------------------------
Change in net unrealized appreciation            3,441,567       (5,893,252)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        2,907,967       (5,158,931)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
------------------------------------------------------------------------------
  Investor Class                                  (722,398)        (537,623)
------------------------------------------------------------------------------
  Institutional Class                              (55,069)             --
------------------------------------------------------------------------------
Decrease in net assets from distributions         (777,467)        (537,623)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------
Net increase in net assets from capital
share transactions                              16,523,592       12,358,988
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      18,654,092        6,662,434
==============================================================================
NET ASSETS
Beginning of period                             54,204,343       47,541,909
------------------------------------------------------------------------------
End of period                                  $72,858,435      $54,204,343
==============================================================================

Undistributed net investment income               $281,168         $534,897
==============================================================================

See Notes to Financial Statements.

9

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Value Fund (formerly Tax-Managed
Value Fund) (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to be undervalued at the time of purchase while attempting to minimize the impact of federal taxes on shareholder returns. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class had not commenced as of April 30, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 (continued)

10

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                                INVESTOR       INSTITUTIONAL       ADVISOR
                                 CLASS            CLASS             CLASS
---------------------------------------------------------------------------
 FUND AVERAGE NET ASSETS
---------------------------------------------------------------------------
First $500 million               1.10%             0.90%             0.85%
---------------------------------------------------------------------------
Next $500 million                1.00%             0.80%             0.75%
---------------------------------------------------------------------------
Over $1 billion                  0.90%             0.70%             0.65%
---------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2003 was
1.10% for the Investor Class and 0.90% for the Institutional Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. No fees were incurred under the plan during the six months ended April 30, 2003.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2003, were $26,293,321 and $11,019,960, respectively.

 (continued)

11

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
                                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
SHARES AUTHORIZED                               150,000,000
================================================================================
Sold                                              4,043,479          $19,847,962
-----------------------------------------------
Issued in reinvestment of distributions             122,823              606,746
-----------------------------------------------
Redeemed                                           (995,188)          (4,856,447)
--------------------------------------------------------------------------------
Net increase                                      3,171,114          $15,598,261
================================================================================
YEAR ENDED OCTOBER 31, 2002
SHARES AUTHORIZED                               150,000,000
================================================================================
Sold                                              2,594,265          $13,819,985
-----------------------------------------------
Issued in reinvestment of distributions              93,495              525,443
-----------------------------------------------
Redeemed                                         (1,166,105)          (6,402,273)
--------------------------------------------------------------------------------
Net increase                                      1,521,655          $ 7,943,155
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
SHARES AUTHORIZED                                15,000,000
================================================================================
Sold                                                412,180           $2,069,290
-----------------------------------------------
Issued in reinvestment of distributions              10,959               54,137
-----------------------------------------------
Redeemed                                           (242,384)          (1,198,096)
--------------------------------------------------------------------------------
Net increase                                        180,755            $ 925,331
================================================================================
PERIOD ENDED OCTOBER 31, 2002(1)
SHARES AUTHORIZED                                15,000,000
================================================================================
Sold                                                828,349           $4,679,830
-----------------------------------------------
Redeemed                                            (54,554)            (263,997)
--------------------------------------------------------------------------------
Net increase                                        773,795           $4,415,833
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SHARES AUTHORIZED                                50,000,000
================================================================================

(1) March 1, 2002 (commencement of sale) through October 31, 2002.

 (continued)

12

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2003.

 6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
Federal tax cost of investments                                     $72,471,473
================================================================================
Gross tax appreciation of investments                                $5,126,889
--------------------------------------------------------------------
Gross tax depreciation of investments                                (4,626,401)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $  500,488
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2002, the fund had accumulated capital losses of $2,173,713, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2007 through 2010.

13

Capital Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------------

                                                                           INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------

                                                          2003(1)       2002       2001       2000      1999(2)
==================================================================================================================
PER-SHARE DATA
Net Asset Value, Beginning of Period                      $4.88        $5.39      $5.50      $5.18       $5.00
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                                  0.04(3)      0.07(3)      0.06       0.08        0.04
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.19        (0.52)     (0.09)      0.29        0.14
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         0.23        (0.45)     (0.03)      0.37        0.18
------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                              (0.07)       (0.06)     (0.08)     (0.05)        --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $5.04        $4.88      $5.39      $5.50       $5.18
==================================================================================================================
  TOTAL RETURN(4)                                          4.64%       (8.49)%    (0.47)%     7.23%       3.60%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets       1.10%(5)        1.10%      1.10%      1.10%   1.10%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets    1.66%(5)        1.32%      1.18%      1.56%   1.14%(5)
---------------------------------------------------------
Portfolio Turnover Rate                                     18%           42%        56%        73%       41%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                $68,047       $50,425    $47,542    $39,135   $46,132
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2003 (unaudited).

(2)  March 31, 1999 (inception) through October 31, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

14

Capital Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                           2003(1)      2002(2)
================================================================================
PER-SHARE DATA
Net Asset Value, Beginning of Period                       $4.88          $5.87
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income(3)                                  0.04           0.06
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.19          (1.05)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.23          (0.99)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
  From Net Investment Income                               (0.07)            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $5.04          $4.88
================================================================================
  TOTAL RETURN(4)                                           4.81%        (16.87)%
================================================================================
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets           0.90%(5)   0.90%(5)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        1.86%(5)   1.56%(5)
------------------------------------------------------------
Portfolio Turnover Rate                                         18%      42%(6)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                     $4,812     $3,779
--------------------------------------------------------------------------------
(1)  Six months ended April 30, 2003 (unaudited).

(2)  March 1, 2002 (commencement of sale) through October 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

15

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Advisor Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

16

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

17

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower ratios and lower forecasted growth rates.

18

Notes

19

Notes

20

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0306                         American Century Investment Services, Inc.
SH-SAN-34845S                (c)2003 American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

New Opportunities

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You ........................................................    1

NEW OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION
Retirement Account Information ............................................   13
Comparative Indices .......................................................   14

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the New
Opportunities fund for the six months ended April 30, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, a full listing of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next New Opportunities shareholder report will be the annual report for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                          ------
                                                                          1

New Opportunities - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR     5 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
 NEW OPPORTUNITIES                                                      12/26/96
   Before redemption fee         -26.32%     1.02%           3.80%
   Net of redemption fee(1)      -27.79%       --              --
--------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX       -23.50%    -7.84%          -2.62%(2)        --
--------------------------------------------------------------------------------

(1)  Returns reflect deduction of a 2% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(2)  Since 12/31/96, the date nearest the fund's inception for which data are available.
GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made December 26, 1996

ONE-YEAR RETURNS OVER LIFE OF FUND
Periods ended April 30
------------------------------------------------------------------------------------------------------
                              1997*       1998       1999      2000       2001       2002       2003
------------------------------------------------------------------------------------------------------
 New Opportunities           -20.00%     50.50%      5.15%   172.82%    -46.30%     -7.32%    -26.32%
------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index   -11.52%     43.70%     -3.77%    31.39%    -24.85%     -8.52%    -23.50%
------------------------------------------------------------------------------------------------------

* From 12/26/96, the fund's inception date. Index data from 12/31/96, the date nearest the fund's inception for which data are available. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.  Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     2

New Opportunities - Performance Review

[photo of Chris Boyd and John Seitzer]

A performance review from Chris Boyd and John Seitzer, portfolio managers on the
New Opportunities investment team.

New Opportunities declined 2.24% during the six months ended April 30, 2003. By comparison, the 521 Mid-Cap Growth funds tracked by Lipper Inc. rose an average of 4.04%.

The domestic equity market advanced during the six months covered by this report, as evidenced by the performance of several market indices. The Russell
1000 Growth Index, which measures the performance of larger, growth-oriented companies, rose 4.28%, while the Russell 2000 Growth Index, which tracks the progress of smaller growth companies, gained 7.68%. The S&P 500 Index, representative of the broader market, advanced 4.48%.

Against this backdrop, New Opportunities' stake in the consumer cyclical sector restrained performance the most during the six-month period. In particular, specialty stores, such as Advance Auto Parts and CSK Auto Corp., weighed on performance.

Exposure to the health care sector, the portfolio's largest weighting on average, also hindered returns. Medical service providers were the worst performers in this sector and several holdings were among the top detractors for the period, including Province Healthcare and LifePoint Hospital. Another was
Accredo Health Inc., which provides specialized pharmaceuticals and related services for patients suffering from chronic disease. By contrast, New
Opportunities' stake in the drug industry was beneficial to performance, and two holdings, Martek Biosciences Corp. and Medicis Pharmaceutical Corp., were among the top contributors for the period.

The fund's holdings in the transportation sector restrained results. Exposure to the trucking and shipping industry hurt performance the most in this sector.
Brinks Company was one of the period's top detractors.

TOP TEN HOLDINGS
AS OF APRIL 30, 2003
---------------------------------------------------------------
                            % OF FUND             % OF FUND
                           INVESTMENTS           INVESTMENTS
                              AS OF                 AS OF
                             4/30/03              10/31/02
---------------------------------------------------------------
iShares Russell 2000
Growth Index Fund             4.9%                    --
---------------------------------------------------------------
iShares Lehman 1-3 Year
Treasury Bond Fund            4.8%                    --
---------------------------------------------------------------
Fisher Scientific
International                 3.4%                  3.6%
---------------------------------------------------------------
Bard (C.R.), Inc.             2.4%                  0.8%
---------------------------------------------------------------
Premcor Inc.                  2.2%                    --
---------------------------------------------------------------
AGL Resources Inc.            2.2%                    --
---------------------------------------------------------------
Valero Energy Corp.           2.0%                  0.5%
---------------------------------------------------------------
Placer Dome Inc.              1.9%                    --
---------------------------------------------------------------
Noble Corp.                   1.8%                  1.5%
---------------------------------------------------------------
L-3 Communications
Holdings, Inc.                1.8%                  1.6%
---------------------------------------------------------------

                                                                    (continued)

                                                                          ------
                                                                          3

New Opportunities - Performance Review

Investments in the basic materials sector were another source of weakness. Gold companies such as Placer Dome, a gold mining firm with operations in several countries, were notable detractors.

Positions in the industrials sector delivered positive performance during the period. Industrial parts firms and heavy electrical equipment companies were the strongest performers, and the latter group produced a top contributor for the period, MSC Industrial Direct, an industrial parts distributor.

New Opportunities' stake in the utility sector also yielded a positive contribution. AGL Resources Inc., a natural gas distributor, ranked high among the top contributors.

Holdings in the financials sector also boosted performance. Most of the gains came from investments in the property and casualty insurance industry. One top contributor from that group was W.R. Berkley Corp., which offers a variety of property and specialty insurance products.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2003*
----------------------------------------------------------------
                             % OF FUND             % OF FUND
                            INVESTMENTS           INVESTMENTS
                               AS OF                 AS OF
                              4/30/03              10/31/02
----------------------------------------------------------------
Medical Products
& Supplies                     12.5%                 13.2%
----------------------------------------------------------------
Gold                            6.9%                    --
----------------------------------------------------------------
Information Services            5.5%                  5.4%
----------------------------------------------------------------
Drugs                           4.9%                  2.9%
----------------------------------------------------------------
Oil Services                    4.3%                  2.5%
----------------------------------------------------------------

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of
 underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
----------------------------------------------------------------
                               AS OF                 AS OF
                             4/30/03               10/31/02
----------------------------------------------------------------
U.S. Common Stocks
& Equity Futures              74.8%                 96.1%
----------------------------------------------------------------
Foreign Stocks                 9.6%                    --
----------------------------------------------------------------
TOTAL EQUITY EXPOSURE         84.4%                 96.1%
----------------------------------------------------------------
Fixed Income Exposure          4.8%                    --
----------------------------------------------------------------
Temporary Cash
Investments                   10.8%                  3.9%
----------------------------------------------------------------

------
     4

New Opportunities -
Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                       Value
----------------------------------------------------------------------------

COMMON STOCKS - 89.2%
----------------------------------------------------------------------------
ALCOHOL - 0.4%
----------------------------------------------------------------------------
      43,464    Constellation Brands, Inc.(1)                    $    1,165
----------------------------------------------------------------------------

BIOTECHNOLOGY - 0.5%
----------------------------------------------------------------------------
      42,400    IDEC Pharmaceuticals Corp.(1)                         1,389
----------------------------------------------------------------------------

CHEMICALS - 1.5%
----------------------------------------------------------------------------
      40,400    Pactiv Corporation(1)                                   829
----------------------------------------------------------------------------
     152,200    Spartech Corporation                                  3,295
----------------------------------------------------------------------------
                                                                      4,124
----------------------------------------------------------------------------

COMPUTER HARDWARE &
BUSINESS MACHINES - 1.4%
---------------------------------------------------------------------------
      44,781    Avocent Corp.(1)                                      1,329
---------------------------------------------------------------------------
     139,586    Cray, Inc.(1)                                         1,058
---------------------------------------------------------------------------
     147,700    McData Corporation Cl A(1)                            1,563
---------------------------------------------------------------------------
                                                                      3,950
---------------------------------------------------------------------------

COMPUTER SOFTWARE - 1.0%
----------------------------------------------------------------------------
      74,100    Documentum Inc.(1)                                    1,362
---------------------------------------------------------------------------
      38,400    Mercury Interactive Corp.(1)                          1,303
---------------------------------------------------------------------------
                                                                      2,665
---------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.5%
----------------------------------------------------------------------------
      33,300    Jacobs Engineering Group Inc.(1)                      1,370
----------------------------------------------------------------------------

DEFENSE/AEROSPACE - 3.7%
----------------------------------------------------------------------------
      50,400    Alliant Techsystems Inc.(1)                           2,707
---------------------------------------------------------------------------
     109,200    L-3 Communications Holdings, Inc.(1)                  4,849
---------------------------------------------------------------------------
      44,600    Moog Inc.(1)                                          1,418
---------------------------------------------------------------------------
      85,627    Signal Technology Corporation(1)                      1,129
---------------------------------------------------------------------------
                                                                     10,103
---------------------------------------------------------------------------

DIVERSIFIED - 9.8%
---------------------------------------------------------------------------
      157,089   iShares Lehman 1-3 Year
                Treasury Bond Fund                                   12,963
---------------------------------------------------------------------------
      319,400   iShares Russell 2000
                Growth Index Fund                                    13,472
---------------------------------------------------------------------------
                                                                     26,435
---------------------------------------------------------------------------

DRUGS - 4.9%
----------------------------------------------------------------------------
      91,463    Biovail Corporation(1)                                3,306
---------------------------------------------------------------------------
      71,200    Martek Biosciences Corporation(1)                     2,427
---------------------------------------------------------------------------
      61,100    Medicis Pharmaceutical Corp. Cl A(1)                  3,522
---------------------------------------------------------------------------
     142,000    Watson Pharmaceuticals, Inc.(1)                       4,128
---------------------------------------------------------------------------
                                                                     13,383
---------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.4%
----------------------------------------------------------------------------
      31,000    Analogic Corporation                                  1,488
---------------------------------------------------------------------------
     116,327    Comverse Technology, Inc.(1)                          1,519
---------------------------------------------------------------------------
     114,400    Plantronics, Inc.(1)                                  2,116
---------------------------------------------------------------------------
      60,300    UTStarcom Inc.(1)                                     1,313
---------------------------------------------------------------------------
                                                                      6,436
---------------------------------------------------------------------------

Shares                        ($ In Thousands)                       Value
----------------------------------------------------------------------------

ELECTRICAL UTILITIES - 4.3%
---------------------------------------------------------------------------
       96,500   Ameren Corp.                                     $    3,956
---------------------------------------------------------------------------
       49,800   Cinergy Corp.                                         1,700
---------------------------------------------------------------------------
       20,000   Consolidated Edison, Inc.                               777
---------------------------------------------------------------------------
       40,800   Energy East Corp.                                       743
---------------------------------------------------------------------------
       61,700   NSTAR                                                 2,665
---------------------------------------------------------------------------
       39,000   Puget Energy Inc.                                       824
---------------------------------------------------------------------------
       35,000   SCANA Corporation                                     1,111
---------------------------------------------------------------------------
                                                                     11,776
---------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 1.0%
----------------------------------------------------------------------------
      129,800   Republic Services, Inc. Cl A(1)                       2,786
----------------------------------------------------------------------------

FINANCIAL SERVICES - 0.7%
----------------------------------------------------------------------------
       44,300   FTI Consulting, Inc.(1)                               2,005
----------------------------------------------------------------------------

FOOD & BEVERAGE - 4.0%
----------------------------------------------------------------------------
       44,300   Corn Products International Inc.                      1,324
----------------------------------------------------------------------------
      149,600   Hormel Foods Corp.                                    3,442
----------------------------------------------------------------------------
       75,800   J.M. Smucker Company (The)                            2,750
----------------------------------------------------------------------------
      117,600   United Natural Foods Inc.(1)                          3,431
----------------------------------------------------------------------------
                                                                     10,947
----------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.7%
----------------------------------------------------------------------------
       84,000   Sonoco Products Co.                                   1,835
----------------------------------------------------------------------------

GAS & WATER UTILITIES - 2.2%
----------------------------------------------------------------------------
      231,400   AGL Resources Inc.                                    5,954
----------------------------------------------------------------------------

GOLD - 6.9%
----------------------------------------------------------------------------
      208,100   Agnico-Eagle Mines Ltd.                               2,085
----------------------------------------------------------------------------
       51,900   Anglogold Limited ADR                                 1,465
----------------------------------------------------------------------------
      202,500   Barrick Gold Corp.                                    3,027
----------------------------------------------------------------------------
       69,400   Glamis Gold Ltd.(1)                                     770
----------------------------------------------------------------------------
       67,200   Gold Fields Limited ADR                                 682
----------------------------------------------------------------------------
      248,500   Goldcorp Inc.                                         2,592
----------------------------------------------------------------------------
      446,800   Hecla Mining Company(1)                               1,671
----------------------------------------------------------------------------
      213,000   Kinross Gold Corporation(1)                           1,304
----------------------------------------------------------------------------
      522,300   Placer Dome Inc.                                      5,165
----------------------------------------------------------------------------
                                                                     18,761
----------------------------------------------------------------------------

HOME PRODUCTS - 0.6%
----------------------------------------------------------------------------
       74,000   Dial Corp. (The)                                      1,541
----------------------------------------------------------------------------

INDUSTRIAL PARTS - 1.0%
----------------------------------------------------------------------------
       39,800   Idex Corporation                                      1,268
----------------------------------------------------------------------------
       70,600   Pall Corp.                                            1,491
----------------------------------------------------------------------------
                                                                      2,759
----------------------------------------------------------------------------

INDUSTRIAL SERVICES - 1.2%
----------------------------------------------------------------------------
      150,300   Kroll Inc.(1)                                         3,343
----------------------------------------------------------------------------

INFORMATION SERVICES - 5.5%
----------------------------------------------------------------------------
       71,563   Affiliated Computer Services Inc.(1)                  3,414
----------------------------------------------------------------------------
      106,100   Alliance Data Systems Corporation(1)                  2,228
----------------------------------------------------------------------------
       49,300   Anteon International Corp.(1)                         1,167
----------------------------------------------------------------------------
      132,700   CGI Group Inc. ORD(1)                                   649
----------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                 (continued)

                                                                          ------
                                                                          5

New Opportunities -
Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                       Value
----------------------------------------------------------------------------
       45,200   Cognizant Technology
                Solutions Corporation(1)                         $      813
----------------------------------------------------------------------------
       30,600   Getty Images Inc.(1)                                  1,036
----------------------------------------------------------------------------
      145,500   MacDonald, Dettwiler
                & Associates Ltd. ORD(1)                              2,355
----------------------------------------------------------------------------
        9,248   Resources Connection, Inc.(1)                           203
----------------------------------------------------------------------------
       86,200   SI International Inc.(1)                                841
----------------------------------------------------------------------------
      123,300   Veridian Corporation(1)                               2,341
----------------------------------------------------------------------------
                                                                     15,047
----------------------------------------------------------------------------

LEISURE - 1.1%
----------------------------------------------------------------------------
      134,245   Shuffle Master, Inc.(1)                               3,072
----------------------------------------------------------------------------

MEDIA - 2.2%
----------------------------------------------------------------------------
      160,100   Astral Media Inc. Cl A ORD                            2,692
---------------------------------------------------------------------------
       23,200   Entercom Communications Corp.(1)                      1,127
---------------------------------------------------------------------------
       62,800   Lamar Advertising Company(1)                          2,256
---------------------------------------------------------------------------
                                                                      6,075
---------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 12.5%
----------------------------------------------------------------------------
      102,600   Bard (C.R.), Inc.                                     6,503
----------------------------------------------------------------------------
       39,300   Beckman Coulter Inc.                                  1,528
----------------------------------------------------------------------------
       40,700   Becton Dickinson & Co.                                1,441
----------------------------------------------------------------------------
       33,294   Closure Medical Corp.(1)                                601
----------------------------------------------------------------------------
      114,200   Cooper Companies, Inc. (The)                          3,186
----------------------------------------------------------------------------
       34,600   CTI Molecular Imaging, Inc.(1)                          635
----------------------------------------------------------------------------
      325,000   Fisher Scientific International(1)                    9,363
----------------------------------------------------------------------------
       54,396   Gen-Probe Incorporated(1)                             1,691
----------------------------------------------------------------------------
       41,900   ICU Medical, Inc.(1)                                  1,328
----------------------------------------------------------------------------
       32,300   Integra LifeSciences Holdings(1)                        864
----------------------------------------------------------------------------
       90,700   Kensey Nash Corp.(1)                                  1,978
----------------------------------------------------------------------------
       35,700   Patterson Dental Co.(1)                               1,433
----------------------------------------------------------------------------
       12,400   Varian Medical Systems, Inc.(1)                         668
----------------------------------------------------------------------------
       84,000   Zoll Medical Corp.(1)                                 2,705
----------------------------------------------------------------------------
                                                                     33,924
----------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 3.0%
----------------------------------------------------------------------------
       66,300   American Healthcorp, Inc.(1)                          1,635
----------------------------------------------------------------------------
      150,800   Caremark Rx Inc.(1)                                   3,002
----------------------------------------------------------------------------
       80,600   Health Management
                Associates, Inc. Cl A                                 1,375
----------------------------------------------------------------------------
       16,398   Odyssey HealthCare, Inc.(1)                             424
----------------------------------------------------------------------------
       26,100   Pharmaceutical Product
                Development, Inc.(1)                                    684
----------------------------------------------------------------------------
       40,900   Priority Healthcare Corp. Cl B(1)                       933
----------------------------------------------------------------------------
                                                                      8,053
----------------------------------------------------------------------------

Shares/Principal Amount              ($ In Thousands)                Value
----------------------------------------------------------------------------

OIL REFINING - 4.2%
----------------------------------------------------------------------------
      268,800   Premcor Inc.(1)                                  $    5,992
----------------------------------------------------------------------------
      152,000   Valero Energy Corp.                                   5,586
----------------------------------------------------------------------------
                                                                     11,578
----------------------------------------------------------------------------

OIL SERVICES - 4.3%
----------------------------------------------------------------------------
       97,900   Cooper Cameron Corp.(1)                               4,685
----------------------------------------------------------------------------
      108,100   National-Oilwell, Inc.(1)                             2,269
----------------------------------------------------------------------------
      158,100   Noble Corp.(1)                                        4,894
----------------------------------------------------------------------------
                                                                     11,848
----------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 2.6%
----------------------------------------------------------------------------
       80,600   Berkley (W.R.) Corp.                                  3,744
----------------------------------------------------------------------------
       33,600   Mercury General Corp.                                 1,478
----------------------------------------------------------------------------
       63,500   RLI Corp.                                             1,876
----------------------------------------------------------------------------
                                                                      7,098
----------------------------------------------------------------------------

PUBLISHING - 1.1%
----------------------------------------------------------------------------
      119,900   John Wiley & Sons, Inc.                               2,939
----------------------------------------------------------------------------

SPECIALTY STORES - 4.0%
----------------------------------------------------------------------------
       27,394   Advance Auto Parts(1)                                 1,363
----------------------------------------------------------------------------
      103,275   Big 5 Sporting Goods Corp.(1)                         1,287
----------------------------------------------------------------------------
      225,700   CSK Auto Corp.(1)                                     2,313
----------------------------------------------------------------------------
       66,700   Michaels Stores, Inc.(1)                              2,084
----------------------------------------------------------------------------
       32,800   Tuesday Morning Corporation(1)                          767
----------------------------------------------------------------------------
      187,389   West Marine Inc.(1)                                   3,064
----------------------------------------------------------------------------
                                                                     10,878
----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $228,613)                                                     243,239
----------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 10.8%
      $16,100   FHLB, 1.25%, 5/1/03(2)                               16,100
----------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
Delivery value $13,200)                                              13,200
----------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $29,300)                                                       29,300
----------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $257,913)                                                    $272,539
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
     6

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
(Amounts In Thousands Except Per-Share Amounts)
---------------------------------------------------------------------------

ASSETS

Investment securities, at value (cost of $257,913)                $272,539
---------------------------------------------------------------
Receivable for investments sold                                      4,196
---------------------------------------------------------------
Dividends and interest receivable                                      112
---------------------------------------------------------------------------
                                                                   276,847
---------------------------------------------------------------------------

LIABILITIES

Disbursements in excess of demand deposit cash                          84
---------------------------------------------------------------
Payable for investments purchased                                   10,013
---------------------------------------------------------------
Accrued management fees                                                324
---------------------------------------------------------------------------
                                                                    10,421
---------------------------------------------------------------------------

NET ASSETS                                                        $266,426
===========================================================================

CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                         300,000
===========================================================================
Outstanding                                                         67,893
===========================================================================
NET ASSET VALUE PER SHARE                                            $3.92
===========================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                           $503,002
---------------------------------------------------------------
Accumulated net investment loss                                     (1,241)
---------------------------------------------------------------
Accumulated net realized loss on investment transactions          (249,961)
---------------------------------------------------------------
Net unrealized appreciation on investments                          14,626
---------------------------------------------------------------------------
                                                                  $266,426
===========================================================================

See Notes to Financial Statements.

                                                                           -----
                                                                           7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
(Amounts In Thousands)
-------------------------------------------------------------------------

INVESTMENT LOSS

INCOME:
--------------------------------------------------------------
Dividends                                                         $   702
--------------------------------------------------------------
Interest                                                              131
--------------------------------------------------------------------------
                                                                      833
--------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                     2,070
--------------------------------------------------------------
Directors' fees and expenses                                            2
--------------------------------------------------------------
Other expenses                                                          2
--------------------------------------------------------------------------
                                                                    2,074
--------------------------------------------------------------------------

NET INVESTMENT LOSS                                                (1,241)
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investment transactions                      (18,515)
--------------------------------------------------------------
Change in net unrealized appreciation on investments               13,613
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   (4,902)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(6,143)
==========================================================================

See Notes to Financial Statements.

------
     8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
(Amounts In Thousands)
-------------------------------------------------------------------------------

DECREASE IN NET ASSETS                                       2003       2002

OPERATIONS
---------------------------------------------------------
Net investment loss                                      $  (1,241)  $  (3,765)
---------------------------------------------------------
Net realized loss                                          (18,515)    (37,753)
---------------------------------------------------------
Change in net unrealized appreciation                       13,613     (18,757)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations        (6,143)    (60,275)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                    5,763      22,629
---------------------------------------------------------
Payments for shares redeemed                               (30,374)    (45,915)
-------------------------------------------------------------------------------
Net decrease in net assets from capital share transactions (24,611)    (23,286)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (30,754)    (83,561)

NET ASSETS

Beginning of period                                        297,180     380,741
-------------------------------------------------------------------------------
End of period                                             $266,426    $297,180
===============================================================================

Accumulated net investment loss                            $(1,241)         --
===============================================================================

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                         1,441       4,560
----------------------------------------------------------
Redeemed                                                    (7,651)     (9,796)
-------------------------------------------------------------------------------
Net decrease in shares of the fund                          (6,210)     (5,236)
===============================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          9

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks of smaller-sized companies that are considered by management to have better-than-average prospects for appreciation. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
    10

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED) (Amounts In Thousands)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee is 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent,  American Century Services
Corporation.

During the six months ended April 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM).  JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

3.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2003, were $212,294 and $238,400, respectively.

4.  BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2003.

5.  FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $258,339
================================================================================
Gross tax appreciation of investments                                 $18,872
--------------------------------------------------------------------
Gross tax depreciation of investments                                  (4,672)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $14,200
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2002, the fund had accumulated capital loss carryovers of
$230,866. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

                                                                          ------
                                                                          11

New Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                           2003(1)      2002         2001       2000      1999      1998
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period       $4.01       $4.80       $15.35      $9.16      $4.77    $5.31
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Loss                      (0.02)      (0.05)       (0.05)     (0.19)     (0.08)   (0.06)
------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.07)      (0.74)       (6.85)      7.52       4.47    (0.48)
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations         (0.09)      (0.79)       (6.90)      7.33       4.39    (0.54)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains                     --          --        (3.65)     (1.14)        --        --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $3.92       $4.01        $4.80     $15.35      $9.16    $4.77
=========================================================================================================
  TOTAL RETURN(2)                          (2.24)%    (16.46)%     (53.81)%     83.28%    92.03%  (10.17)%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.50%(3)       1.50%        1.50%      1.50%     1.50%     1.50%
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.90)%(3)     (1.02)%      (0.72)%    (1.28)%   (1.29)%   (1.16)%
---------------------------------------
Portfolio Turnover Rate                      83%         175%         189%       112%      156%       147
---------------------------------------
Net Assets, End of Period
(in thousands)                          $266,426     $297,180     $380,741   $873,376  $400,962  $213,491
---------------------------------------------------------------------------------------------------------

(1)  For the six months ended April 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

------
    12

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          ------
                                                                          13

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

------
    14

Notes

                                                                          ------
                                                                          15

Notes

------
    16

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

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1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                        PRSRT STD
P.O. Box 419200                                 U.S. POSTAGE PAID
Kansas City, MO 64141-6200                       AMERICAN CENTURY
                                                     COMPANIES

0306                             American Century Investment Services, Inc.
SH-SAN-34842S                   (c)2003American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Select
New Opportunities II

[american century logo and text logo (reg.sm)]

Our Message to You ........................................................    1

SELECT

NEW OPPORTUNITIES II

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with semiannual reports for the Select and New
Opportunities II funds for the six months ended April 30, 2003.

The reports include comparative performance graphs and tables, portfolio commentaries, tables that summarize portfolio investments, full listings of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Select and New Opportunities II shareholder reports will be the annual reports for the year ended October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                         ------
                                                                         1

Select - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                  SINCE        INCEPTION
                            1 YEAR      5 YEARS    10 YEARS     INCEPTION        DATE
----------------------------------------------------------------------------------------------------
INVESTOR CLASS             -14.23%      -2.77%       6.96%       14.06%         6/30/71(1)
----------------------------------------------------------------------------------------------------
S&P 500 INDEX              -13.31%      -2.43%       9.66%       10.94%           --
----------------------------------------------------------------------------------------------------
Institutional Class        -14.01%      -2.56%          --        4.00%         3/13/97
----------------------------------------------------------------------------------------------------
Advisor Class              -14.48%      -3.01%          --        0.27%         8/8/97
----------------------------------------------------------------------------------------------------
A Class(2)(3)                                                                   1/31/03
   No sales charge*             --          --          --        7.32%
   With sales charge            --          --          --        1.15%
----------------------------------------------------------------------------------------------------
B Class(2)(3)                                                                   1/31/03
   No sales charge*             --          --          --        7.14%
   With sales charge            --          --          --        2.14%
----------------------------------------------------------------------------------------------------
C Class(2)(3)                                                                   1/31/03
   No sales charge*             --          --          --        7.21%
   With sales charge            --          --          --        6.21%
----------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/11/03, 2/1/03 to 2/11/03, and 2/1/03 to 3/11/03
    for the A, B, and C Class shares, respectively.

(3) Returns for periods less than one year are not annualized.

                                                                     (continued)

------
     2

Select - Performance
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended April 30
--------------------------------------------------------------------------------------------------------------
                 1994    1995    1996    1997    1998    1999    2000     2001     2002     2003
--------------------------------------------------------------------------------------------------------------
Investor Class   3.92%   7.13%  19.89%  20.54%  40.19%  28.41%  13.38%  -17.52%  -15.63%  -14.23%
--------------------------------------------------------------------------------------------------------------
S&P 500 Index    5.32%  17.47%  30.21%  25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%
--------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                         ------
                                                                         3

Select - Performance Review

[photo of Tim Reynolds and John Sykora]

A performance review from Tim Reynolds and John Sykora, portfolio managers on the Select investment team.

Select rose 3.31%* during the six months ended April 30, 2003, beating the 2.96%
average gain posted by funds in Lipper, Inc.'s Large-Cap Core universe. The portfolio trailed its benchmark, the S&P 500 Index, which advanced 4.48%.

The domestic stock market, as measured by the S&P 500, rebounded during the last six months. During this stretch, the index alternated between positive and negative territory before falling to its low water mark for the period on March
11. From this trough through April 30, 2003, the S&P 500 rallied 14.75%, lifting the index to a 4.48%  gain for the period.

Investments in the consumer services sector, particularly media companies, were the top drivers of Select's positive performance during the last six months. The biggest contributors in this area included Liberty Media, a provider of cable programming, broadband and interactive technology services in the United States and overseas, and Comcast, a cable company that operates video and high-speed
Internet networks. The portfolio also earned positive results from its stake in restaurants, including Brinker International, which operates restaurant chains including On The Border Mexican Grill & Cantina and Chili's.

The portfolio's technology stake also turned in positive results. Internet companies USA Interactive and Expedia provided the biggest lift in this sector.
Manufacturers of computer hardware advanced as well.

Select's position in the energy sector also boosted returns. The top contributors were oil services companies Patterson-UTI Energy and BJ Services.
Investments in the energy reserves  and production industry also helped performance.

Accounting for one of the portfolio's largest sector positions, Select's health care stake gained ground during the period. Most of the portfolio's invest-

TOP TEN HOLDINGS
AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND           % OF FUND
                                       INVESTMENTS         INVESTMENTS
                                          AS OF               AS OF
                                         4/30/03             10/31/02
-------------------------------------------------------------------------------
Pfizer, Inc.                              5.5%                 3.7%
-------------------------------------------------------------------------------
American International
Group, Inc.                               3.9%                 3.5%
-------------------------------------------------------------------------------
Microsoft Corporation                     3.6%                 3.9%
-------------------------------------------------------------------------------
General Electric Co.                      3.4%                 3.2%
-------------------------------------------------------------------------------
Liberty Media
Corporation Cl A                          2.7%                 0.8%
-------------------------------------------------------------------------------
Aramark Corp.                             2.5%                 0.4%
-------------------------------------------------------------------------------
USA Interactive                           2.3%                  --
-------------------------------------------------------------------------------
American Express Co.                      2.1%                 1.6%
-------------------------------------------------------------------------------
Wyeth                                     2.0%                 1.1%
-------------------------------------------------------------------------------
Johnson & Johnson                         1.9%                 2.0%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class
shares.                                                             (continued)

------
     4

Select - Performance Review

ments in this area were concentrated in drug companies, which turned in positive results. Manufacturers of medical products and supplies also advanced. These included Boston Scientific, which makes devices used in the treatment of heart disease, and Medtronic, a maker of pacemakers, implantable defibrillators and other heart rhythm management products.

On the negative side, Select's stake in medical providers suffered a sharp decline during the period. HCA and Tenet Healthcare were among those hardest hit. Both were eliminated from the portfolio.

Select's holdings in the financial sector turned in mixed results. Financial services companies advanced and  were among the portfolio's top contributors.
However, these gains were  partially offset by the declines of Select's holdings in the property and casualty insurance industry.

Investments in the defense and aerospace industry weighed on Select's returns.
General Dynamics, Northrop Grumman, and Lockheed Martin were hit by double-digit declines and were among the portfolio's top detractors.

Select's industrial stake, which on average accounted for less than 3% of the portfolio, was the top sector-level detractor from performance. Results in this area were hurt most by Tyco International, which has been eliminated from the portfolio.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
Drugs                                   14.5%                 12.2%
-------------------------------------------------------------------------------
Financial Services                       8.6%                  7.0%
-------------------------------------------------------------------------------
Media                                    7.5%                  3.0%
-------------------------------------------------------------------------------
Property & Casualty
Insurance                                5.8%                  3.5%
-------------------------------------------------------------------------------
Oil Services                             4.9%                  3.1%
-------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                        AS OF                 AS OF
                                       4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks &
Equity Futures                          90.4%                 96.1%
-------------------------------------------------------------------------------
Foreign Stocks                           6.1%                  1.2%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                   96.5%                 97.3%
-------------------------------------------------------------------------------
Temporary Cash
Investments                              3.5%                  2.7%
-------------------------------------------------------------------------------

                                                                          -----
                                                                          5

Select - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                      Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%

BANKS -- 3.3%
--------------------------------------------------------------------------------
      1,479,370    Bank of New York
                   Co., Inc. (The)                    $   39,129,337
--------------------------------------------------------------------------------
      1,398,966    Citigroup Inc.                         54,909,415
--------------------------------------------------------------------------------
        359,500    Fleet Boston Financial Corp.            9,533,940
--------------------------------------------------------------------------------
        811,000    U.S. Bancorp                           17,963,650
--------------------------------------------------------------------------------
                                                         121,536,342
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
        511,200    Amgen Inc.(1)                          31,341,672
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.2%
--------------------------------------------------------------------------------
        338,900    Chico's FAS, Inc.(1)                    8,248,826
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 0.7%
--------------------------------------------------------------------------------
        916,800    Dell Computer Corp.(1)                 26,600,952
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.6%
--------------------------------------------------------------------------------
      5,230,800    Microsoft Corporation                 134,300,790
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 4.5%
--------------------------------------------------------------------------------
      1,093,000    General Dynamics Corp.                 67,842,510
--------------------------------------------------------------------------------
        208,200    Lockheed Martin Corp.                  10,420,410
--------------------------------------------------------------------------------
        594,900    Northrop Grumman Corp.                 52,321,455
--------------------------------------------------------------------------------
      1,600,000    Rockwell Collins                       34,208,000
--------------------------------------------------------------------------------
                                                         164,792,375
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.3%
--------------------------------------------------------------------------------
        320,400    Target Corp.                           10,714,176
--------------------------------------------------------------------------------
DRUGS -- 14.5%
--------------------------------------------------------------------------------
        795,400    Abbott Laboratories                    32,317,102
--------------------------------------------------------------------------------
        476,000    Eli Lilly and Company                  30,378,320
--------------------------------------------------------------------------------
      1,269,400    Johnson & Johnson                      71,543,384
--------------------------------------------------------------------------------
      1,015,000    Merck & Co., Inc.                      59,052,700
--------------------------------------------------------------------------------
      1,655,900    Novartis AG ORD                        65,366,081
--------------------------------------------------------------------------------
      6,589,075    Pfizer, Inc.                          202,614,056
--------------------------------------------------------------------------------
      1,695,000    Wyeth                                  73,783,350
--------------------------------------------------------------------------------
                                                         535,054,993
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
        955,000    Dover Corp.                            27,446,700
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 4.5%
--------------------------------------------------------------------------------
        690,690    Apache Corp.                           39,542,002
--------------------------------------------------------------------------------
        335,000    Burlington Resources, Inc.             15,513,850
--------------------------------------------------------------------------------
        504,415    Devon Energy Corporation               23,833,609
--------------------------------------------------------------------------------
        225,000    EnCana Corp. ORD                        7,378,619
--------------------------------------------------------------------------------
        730,500    EOG Resources Inc.                     27,306,090
--------------------------------------------------------------------------------
      1,100,000    Pioneer Natural
                   Resources Co.(1)                       26,312,000
--------------------------------------------------------------------------------
      1,274,133    XTO Energy Inc.                        24,845,594
--------------------------------------------------------------------------------
                                                         164,731,764
--------------------------------------------------------------------------------

Shares                                                      Value
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.9%
--------------------------------------------------------------------------------
      2,540,000   Carnival Corporation              $     70,078,600
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.5%
--------------------------------------------------------------------------------
        120,000   Stericycle, Inc.(1)                      4,717,800
--------------------------------------------------------------------------------
      2,384,800   Waste Management, Inc.                  51,797,856
--------------------------------------------------------------------------------
                                                          56,515,656
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 8.6%
--------------------------------------------------------------------------------
      2,068,400   American Express Co.                    78,309,624
--------------------------------------------------------------------------------
        160,000   Freddie Mac                              9,264,000
--------------------------------------------------------------------------------
      4,257,700   General Electric Co.                   125,389,264
--------------------------------------------------------------------------------
        705,000   Marsh & McLennan
                  Companies, Inc.                         33,614,400
--------------------------------------------------------------------------------
      2,199,250   Prudential Financial Inc.               70,310,023
--------------------------------------------------------------------------------
                                                         316,887,311
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 4.3%
--------------------------------------------------------------------------------
      1,190,000   Coca-Cola Company (The)                 48,076,000
--------------------------------------------------------------------------------
        530,000   Kraft Foods Inc.                        16,377,000
--------------------------------------------------------------------------------
        287,763   Nestle SA ORD                           58,707,644
--------------------------------------------------------------------------------
        822,300   PepsiCo, Inc.                           35,589,144
--------------------------------------------------------------------------------
                                                         158,749,788
--------------------------------------------------------------------------------
GOLD -- 0.2%
--------------------------------------------------------------------------------
        235,000   Newmont Mining Corporation               6,349,700
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
        188,100   United Technologies Corp.               11,626,461
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.5%
--------------------------------------------------------------------------------
        820,000   Estee Lauder
                  Companies, Inc. Cl A                    26,650,000
--------------------------------------------------------------------------------
      1,305,000   Gillette Company                        39,737,250
--------------------------------------------------------------------------------
        689,300   Procter & Gamble Co. (The)              61,933,605
--------------------------------------------------------------------------------
                                                         128,320,855
--------------------------------------------------------------------------------
HOTELS -- 2.4%
--------------------------------------------------------------------------------
      2,140,000   Four Seasons Hotels Inc.(2)             64,563,800
--------------------------------------------------------------------------------
      1,660,000   Hilton Hotels Corp.                     22,111,200
--------------------------------------------------------------------------------
                                                          86,675,000
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.3%
--------------------------------------------------------------------------------
        228,200   Grainger (W.W.), Inc.                   10,531,430
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.5%
--------------------------------------------------------------------------------
      1,964,000   DST Systems, Inc.(1)                    60,294,800
--------------------------------------------------------------------------------
        165,000   Paychex, Inc.                            5,138,925
--------------------------------------------------------------------------------
      1,325,000   SunGard Data Systems Inc.(1)            28,487,500
--------------------------------------------------------------------------------
                                                          93,921,225
--------------------------------------------------------------------------------
INTERNET -- 3.9%
--------------------------------------------------------------------------------
      1,039,000   Expedia, Inc.(1)                        60,054,200
--------------------------------------------------------------------------------
      2,770,000   USA Interactive(1)                      83,113,850
--------------------------------------------------------------------------------
                                                         143,168,050
--------------------------------------------------------------------------------
LEISURE -- 0.1%
--------------------------------------------------------------------------------
        161,232   Mattel, Inc.                             3,505,184
--------------------------------------------------------------------------------

See Notes to Financial Statements.                           (continued)

------
     6

Select - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                      Value
--------------------------------------------------------------------------------
MEDIA -- 7.5%
--------------------------------------------------------------------------------
      4,350,200   AOL Time Warner Inc.(1)           $     59,510,736
--------------------------------------------------------------------------------
      1,852,010   Comcast Corporation(1)                  59,106,899
--------------------------------------------------------------------------------
        299,200   Disney (Walt) Company                    5,583,072
--------------------------------------------------------------------------------
        790,000   EchoStar Communications
                  Corp. Cl A(1)                           23,676,300
--------------------------------------------------------------------------------
      9,026,230   Liberty Media
                  Corporation Cl A(1)                     99,288,530
--------------------------------------------------------------------------------
      1,020,000   Thomson Corporation
                  (The) ORD                               30,162,400
--------------------------------------------------------------------------------
                                                         277,327,937
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
        778,300   Alcon, Inc.(1)                          34,284,115
--------------------------------------------------------------------------------
        160,000   Becton Dickinson & Co.                   5,664,000
--------------------------------------------------------------------------------
      1,225,000   Boston Scientific Corp.(1)              52,736,250
--------------------------------------------------------------------------------
        552,200   Invitrogen Corp.(1)                     18,079,028
--------------------------------------------------------------------------------
        620,100   Medtronic, Inc.                         29,603,574
--------------------------------------------------------------------------------
                                                         140,366,967
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 3.4%
--------------------------------------------------------------------------------
        126,400   AmerisourceBergen Corp.                  7,312,240
--------------------------------------------------------------------------------
        300,000   Cardinal Health, Inc.                   16,584,000
--------------------------------------------------------------------------------
        727,000   Express Scripts, Inc. Cl A(1)           42,867,555
--------------------------------------------------------------------------------
        755,148   Health Management
                  Associates, Inc. Cl A                   12,882,825
--------------------------------------------------------------------------------
        265,000   UnitedHealth Group
                  Incorporated                            24,414,450
--------------------------------------------------------------------------------
        958,441   WellChoice Inc.(1)                      20,414,793
--------------------------------------------------------------------------------
                                                         124,475,863
--------------------------------------------------------------------------------
OIL SERVICES -- 4.9%
--------------------------------------------------------------------------------
        670,000   Baker Hughes Inc.                       18,760,000
--------------------------------------------------------------------------------
      1,490,400   BJ Services Co.(1)                      54,414,504
--------------------------------------------------------------------------------
        595,000   Nabors Industries Ltd.(1)               23,324,000
--------------------------------------------------------------------------------
      1,658,000   Patterson-UTI Energy Inc.(1)            54,921,250
--------------------------------------------------------------------------------
        695,000   Weatherford
                  International Ltd.(1)                   27,959,850
--------------------------------------------------------------------------------
                                                         179,379,604
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 5.8%
--------------------------------------------------------------------------------
      2,474,625   American International
                  Group, Inc.                            143,404,519
--------------------------------------------------------------------------------
           464    Berkshire Hathaway
                  Inc. Cl A(1)                            32,394,183
--------------------------------------------------------------------------------
         16,674   Berkshire Hathaway
                  Inc. Cl B(1)                            38,883,768
--------------------------------------------------------------------------------
                                                         214,682,470
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
--------------------------------------------------------------------------------
        273,500   Prologis Trust                           7,039,890
--------------------------------------------------------------------------------

Shares                                                      Value
-------------------------------------------------------------------------------
RESTAURANTS -- 3.0%
-------------------------------------------------------------------------------
      3,994,121   Aramark Corp.(1)                  $     91,705,018
--------------------------------------------------------------------------------
        401,700   Brinker International, Inc.(1)          12,753,975
--------------------------------------------------------------------------------
        195,000   Sonic Corporation(1)                     5,265,975
--------------------------------------------------------------------------------
                                                         109,724,968
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 1.0%
--------------------------------------------------------------------------------
      1,711,000   Agilent Technologies, Inc.(1)           27,410,220
--------------------------------------------------------------------------------
        720,000   Teradyne, Inc.(1)                        8,352,000
--------------------------------------------------------------------------------
                                                          35,762,220
--------------------------------------------------------------------------------
SPECIALTY STORES -- 4.3%
--------------------------------------------------------------------------------
      3,855,000   Blockbuster, Inc.                       68,927,400
--------------------------------------------------------------------------------
      1,340,000   Hollywood
                  Entertainment Corp.(1)                  23,738,100
--------------------------------------------------------------------------------
        680,100   Home Depot, Inc.                        19,131,213
--------------------------------------------------------------------------------
        260,300   Lowe's Companies, Inc.                  11,424,567
--------------------------------------------------------------------------------
      1,345,000   Toys 'R' Us, Inc.(1)                    13,786,250
--------------------------------------------------------------------------------
        660,000   Walgreen Co.                            20,367,600
--------------------------------------------------------------------------------
                                                         157,375,130
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,025,010,910)                                  3,557,232,899
================================================================================

TEMPORARY CASH INVESTMENTS -- 3.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
(Delivery value $130,604,353)
(Cost $130,600,000)                                      130,600,000
-------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $3,155,610,910)                                 $3,687,832,899
===============================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government
Agency obligations), 1.36%,
dated 4/30/03, due 5/1/03
(Delivery value $200,007,555)                            200,000,000
-------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (U.S. Government
Agency obligations), 1.25%,
dated 4/30/03, due 5/1/03
(Delivery value $25,000,868)                              25,000,000
-------------------------------------------------------------------------------
Repurchase Agreement, Goldman
Sachs & Co., (U.S. Government
Agency obligations), 1.25%,
dated 4/30/03, due 5/1/03
(Delivery value $50,001,736)                              50,000,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                           (continued)

                                                                         ------
                                                                         7

Select - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

                                                             Value
--------------------------------------------------------------------------------
Repurchase Agreement, Mizuho
Securities USA Inc., (U.S. Government
Agency obligations), 1.38%,
dated 4/30/03, due 5/1/03
(Delivery value $50,001,917)                         $     50,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Nomura
Securities, (U.S. Government
Agency obligations), 1.37%,
dated 4/30/03, due 5/1/03
(Delivery value $13,080,935)                               13,080,437
--------------------------------------------------------------------------------
                                                          338,080,437
--------------------------------------------------------------------------------

Principal Amount                                             Value
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
-------------------------------------------------------------------------------
   $24,022,451  Ford Credit Floorplan Master
                Owner Trust, Series 2001-1,
                Class A, Floater, 1.32%,
                5/15/03, resets monthly off
                the 1-month LIBOR plus a
                floor of 0.09% with no caps          $     24,022,451
-------------------------------------------------------------------------------
    12,000,000  Wachovia Bank N.A., Floater,
                1.52%, 5/1/03, resets daily
                off the Fed Funds rate plus
                0.19% with no caps                         12,000,000
-------------------------------------------------------------------------------
                                                           36,022,451
-------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $374,102,888)                                    $  374,102,888
===============================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

      Contracts       Settlement                       Unrealized
       to Sell           Date           Value             Loss
-------------------------------------------------------------------------------
   83,779,942 CHF       5/30/03      $61,869,145       $(448,701)
                                   ========================================

(Value on Settlement Date $61,420,444)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc

LIBOR = London Interbank Offered Rate

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1) Non-income producing.

(2) Affiliated Company: represents ownership of at least 5% of the voting securities of the issuer and is, therefore, an affiliate as defined in the
    Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements
    for a summary of transactions for each issuer which is or was an affiliate at or during the six months ended April 30, 2003.)

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

-----
8

New Opportunities II - Performance

TOTAL RETURNS AS OF APRIL 30, 2003
                                          ------------------
                                            AVERAGE ANNUAL
                                               RETURNS
--------------------------------------------------------------------------------
                                                SINCE        INCEPTION
                                1 YEAR        INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  -21.51%        -9.17%         6/1/01
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX       -23.50%      -17.98%(1)         --
--------------------------------------------------------------------------------
A Class(2)(3)                                                 1/31/03
   No sales charge*                --           0.24%
   With sales charge               --          -5.45%
--------------------------------------------------------------------------------
B Class(2)(3)                                                 1/31/03
   No sales charge*                --           0.00%
   With sales charge               --          -5.00%
--------------------------------------------------------------------------------
C Class(2)(3)                                                 1/31/03
   No sales charge*                --           0.24%
   With sales charge               --          -0.76%
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to 4/30/03
    for the A, B, and C Class shares, respectively.

(3) Returns for periods less than one year are not annualized.

                                                                     (continued)

                                                                         ------
                                                                         9

New Opportunities II - Performance
GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS
Periods ended April 30
--------------------------------------------------------------------------------
                                              2002*         2003
--------------------------------------------------------------------------------
Investor Class                                6.00%       -21.51%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                   -10.59%       -23.50%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
    10

New Opportunities II - Performance Review

[photo of Chris Boyd and John Seitzer]

A performance review from Chris Boyd and John Seitzer, portfolio managers on the
New Opportunities II investment team.

New Opportunities II rose 0.24%* during the six months ended April 30, 2003. By comparison, the funds in Lipper, Inc.'s Small-Cap Growth universe rose an average of 4.60%.

The domestic equity market advanced during the six months covered by this report, as evidenced by the performance of key market indices. The Russell 1000
Growth Index, which measures the performance of larger, growth-oriented companies, rose 4.28%, while the Russell 2000 Growth Index, which tracks the progress of smaller growth companies, gained 7.68%. The S&P 500 Index advanced
4.48%.

Against that backdrop, New Opportunities II's stake in the consumer cyclical sector restrained performance during the six-month period. In particular, specialty stores, such as Advance Auto Parts and CSK Auto Corp., weighed the most on performance.

Investments in the basic materials sector were another source of weakness, and gold mining companies such as Meridian Gold were notable detractors.

The fund's holdings in the transportation sector also detracted from performance. Exposure to the trucking and shipping industry hurt performance and resulted in two of the period's top detractors  such as Brinks Co. and Celadon, a carrier that supplies trucking services from Mexico to destinations in the
United States and Canada.

New Opportunities II earned a positive contribution from its stake in the health care sector, which represented the portfolio's largest position during the last six months. Investments in the drug industry helped, and two companies, Martek
Biosciences and Medicis Pharmaceutical, were among the top contributors for the period. The fund's stake in medical products companies also added to results and included

TOP TEN HOLDINGS
AS OF APRIL 30, 2003

-------------------------------------------------------------------------------
                                       % OF FUND            % OF FUND
                                      INVESTMENTS          INVESTMENTS
                                         AS OF                AS OF
                                        4/30/03             10/31/02
-------------------------------------------------------------------------------
iShares Russell 2000
Growth Index Fund                        4.9%                  --
-------------------------------------------------------------------------------
iShares Lehman 1-3 Year
Treasury Bond Fund                       4.7%                  --
-------------------------------------------------------------------------------
Fisher Scientific
International                            3.3%                 3.7%
-------------------------------------------------------------------------------
Packaging Dynamics
Corporation                              2.6%                 2.4%
-------------------------------------------------------------------------------
Bard (C.R.), Inc.                        2.3%                 0.8%
-------------------------------------------------------------------------------
AGL Resources Inc.                       2.1%                  --
-------------------------------------------------------------------------------
Premcor Inc.                             2.1%                  --
-------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                           1.7%                 1.7%
-------------------------------------------------------------------------------
Watson
Pharmaceuticals, Inc.                    1.5%                  --
-------------------------------------------------------------------------------
Kensey Nash Corp.                        1.4%                 1.7%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.

                                                                (continued)

                                                                         ------
                                                                         11

New Opportunities II - Performance Review

Possis Medical, a contributor, and Synovis Life Technologies, the top contributing stock for the period.

Exposure to medical service providers proved problematic, however, and produced some of the portfolio's top detracting stocks for the period, including Accredo
Health, a provider of specialized pharmaceuticals and related services for patients suffering from chronic disease. Other declining issues included
Province Healthcare and Lifepoint Hospital.

The fund's stake in the utility sector was another bright spot. Gas and water utility AGL Resources Inc., was the top contributor, though New Opportunities
II's electrical utility holdings also delivered positive results.

Finally, New Opportunities II garnered positive contribution from its exposure to the financial sector. Gains came from investments in the property and casualty insurance industry. One top contributor from that group was W.R.
Berkley Corp., which offers a variety of property and specialty insurance products.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2003*
-------------------------------------------------------------------------------
                                     % OF FUND             % OF FUND
                                    INVESTMENTS           INVESTMENTS
                                       AS OF                 AS OF
                                      4/30/03              10/31/02
-------------------------------------------------------------------------------
Medical Products &
Supplies                               14.1%                15.3%
-------------------------------------------------------------------------------
Information Services                    6.5%                 5.6%
-------------------------------------------------------------------------------
Drugs                                   5.5%                 3.0%
-------------------------------------------------------------------------------
Gold                                    5.1%                  --
-------------------------------------------------------------------------------
Defense/Aerospace                       4.0%                 1.7%
-------------------------------------------------------------------------------

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks &
Equity Futures                           75.8%                 96.8%
-------------------------------------------------------------------------------
Foreign Stocks                            8.6%                   --
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    84.4%                 96.8%
-------------------------------------------------------------------------------
Fixed Income Exposure                     4.7%                   --
-------------------------------------------------------------------------------
Temporary Cash
Investments                              10.9%                  3.2%
-------------------------------------------------------------------------------

------
    12

New Opportunities II - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.1%

ALCOHOL -- 0.4%
--------------------------------------------------------------------------------
    4,036    Constellation Brands, Inc.(1)           $     108,205
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
    3,800    IDEC Pharmaceuticals Corp.(1)                 124,469
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
    3,700    Pactiv Corporation(1)                          75,924
--------------------------------------------------------------------------------
   14,000    Spartech Corporation                          303,100
--------------------------------------------------------------------------------
                                                           379,024
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.9%
--------------------------------------------------------------------------------
    4,206    Avocent Corp.(1)                              124,792
--------------------------------------------------------------------------------
   12,767    Cray, Inc.(1)                                  96,774
--------------------------------------------------------------------------------
   30,800    Digi International Inc.(1)                    130,438
--------------------------------------------------------------------------------
   13,400    McData Corporation Cl A(1)                    141,839
--------------------------------------------------------------------------------
                                                           493,843
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
    6,900    Documentum Inc.(1)                            126,891
--------------------------------------------------------------------------------
    3,500    Mercury Interactive Corp.(1)                  118,738
--------------------------------------------------------------------------------
                                                           245,629
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.5%
--------------------------------------------------------------------------------
    3,100    Jacobs Engineering Group Inc.(1)              127,565
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 4.0%
--------------------------------------------------------------------------------
    4,700    Alliant Techsystems Inc.(1)                   252,484
--------------------------------------------------------------------------------
   10,100    L-3 Communications
             Holdings, Inc.(1)                             448,440
--------------------------------------------------------------------------------
    4,100    Moog Inc.(1)                                  130,380
--------------------------------------------------------------------------------
   15,093    Signal Technology Corporation(1)              199,001
--------------------------------------------------------------------------------
                                                         1,030,305
--------------------------------------------------------------------------------
DIVERSIFIED -- 9.6%
--------------------------------------------------------------------------------
   14,528    iShares Lehman 1-3 Year
             Treasury Bond Fund                          1,198,851
--------------------------------------------------------------------------------
   29,900    iShares Russell 2000
             Growth Index Fund                           1,261,182
--------------------------------------------------------------------------------
                                                         2,460,033
--------------------------------------------------------------------------------
DRUGS -- 5.5%
--------------------------------------------------------------------------------
   13,200    Bentley Pharmaceuticals, Inc.(1)              117,876
--------------------------------------------------------------------------------
    8,551    Biovail Corporation(1)                        309,119
--------------------------------------------------------------------------------
    6,200    Martek Biosciences
             Corporation(1)                                211,358
--------------------------------------------------------------------------------
    5,700    Medicis Pharmaceutical
             Corp. Cl A(1)                                 328,548
--------------------------------------------------------------------------------
    4,100    Neogen Corporation(1)                          66,851
--------------------------------------------------------------------------------
   13,100    Watson Pharmaceuticals, Inc.(1)               380,816
--------------------------------------------------------------------------------
                                                         1,414,568
--------------------------------------------------------------------------------

Shares                                                     Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
    2,849   Analogic Corporation                    $     136,709
--------------------------------------------------------------------------------
   10,709   Comverse Technology, Inc.(1)                  139,806
--------------------------------------------------------------------------------
   12,900   Daktronics, Inc.(1)                           181,181
--------------------------------------------------------------------------------
   15,400   Plantronics, Inc.(1)                          284,899
--------------------------------------------------------------------------------
    5,700   UTStarcom Inc.(1)                             124,118
--------------------------------------------------------------------------------
                                                          866,713
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 3.7%
--------------------------------------------------------------------------------
    6,000   Ameren Corp.                                  245,880
--------------------------------------------------------------------------------
    3,100   Cinergy Corp.                                 105,834
--------------------------------------------------------------------------------
    3,800   Energy East Corp.                              69,236
--------------------------------------------------------------------------------
    6,300   NSTAR                                         272,160
--------------------------------------------------------------------------------
    7,200   Puget Energy Inc.                             152,064
--------------------------------------------------------------------------------
    3,200   SCANA Corporation                             101,568
--------------------------------------------------------------------------------
                                                          946,742
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
    9,700   Republic Services, Inc. Cl A(1)               208,162
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
    4,100   FTI Consulting, Inc.(1)                       185,525
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 4.0%
--------------------------------------------------------------------------------
    4,100   Corn Products International Inc.              122,508
--------------------------------------------------------------------------------
   14,000   Hormel Foods Corp.                            322,140
--------------------------------------------------------------------------------
    7,000   J.M. Smucker Company (The)                    253,960
--------------------------------------------------------------------------------
   11,000   United Natural Foods Inc.(1)                  320,925
--------------------------------------------------------------------------------
                                                        1,019,533
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 3.2%
--------------------------------------------------------------------------------
   96,480   Packaging Dynamics Corporation(1)             673,913
--------------------------------------------------------------------------------
    7,100   Sonoco Products Co.                           155,135
--------------------------------------------------------------------------------
                                                          829,048
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 2.1%
--------------------------------------------------------------------------------
   21,300   AGL Resources Inc.                            548,049
--------------------------------------------------------------------------------
GOLD -- 5.1%
--------------------------------------------------------------------------------
   16,300   Agnico-Eagle Mines Ltd.                       163,326
--------------------------------------------------------------------------------
   24,900   Glamis Gold Ltd.(1)                           276,141
--------------------------------------------------------------------------------
   19,400   Goldcorp Inc.                                 202,342
--------------------------------------------------------------------------------
   40,400   Hecla Mining Company(1)                       151,096
--------------------------------------------------------------------------------
   37,917   Kinross Gold Corporation(1)                   232,052
--------------------------------------------------------------------------------
   28,000   Placer Dome Inc.                              276,920
--------------------------------------------------------------------------------
                                                        1,301,877
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    6,300   Dial Corp. (The)                              131,229
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.0%
--------------------------------------------------------------------------------
    3,700   Idex Corporation                              117,845
--------------------------------------------------------------------------------
    6,500   Pall Corp.                                    137,280
--------------------------------------------------------------------------------
                                                          255,125
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

New Opportunities II - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                     Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
   10,200    Kroll Inc.(1)                          $     226,899
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 6.5%
--------------------------------------------------------------------------------
    5,000    Affiliated Computer
             Services Inc.(1)                             238,500
--------------------------------------------------------------------------------
    9,900    Alliance Data Systems
             Corporation(1)                               207,900
--------------------------------------------------------------------------------
    4,200    Anteon International Corp.(1)                 99,456
--------------------------------------------------------------------------------
   24,900    CGI Group Inc. ORD(1)                        121,764
--------------------------------------------------------------------------------
    4,200    Cognizant Technology
             Solutions Corporation(1)                      75,516
--------------------------------------------------------------------------------
    2,600    Getty Images Inc.(1)                          88,010
--------------------------------------------------------------------------------
   19,000    MacDonald, Dettwiler &
             Associates Ltd. ORD(1)                       307,499
--------------------------------------------------------------------------------
      852    Resources Connection, Inc.(1)                 18,727
--------------------------------------------------------------------------------
   33,100    SI International Inc.(1)                     323,056
--------------------------------------------------------------------------------
    9,900    Veridian Corporation(1)                      188,001
--------------------------------------------------------------------------------
                                                        1,668,429
--------------------------------------------------------------------------------
LEISURE -- 1.0%
--------------------------------------------------------------------------------
   11,355    Shuffle Master, Inc.(1)                      259,859
--------------------------------------------------------------------------------
MEDIA -- 2.4%
--------------------------------------------------------------------------------
   18,700    Astral Media Inc. Cl A ORD                   314,384
--------------------------------------------------------------------------------
    2,100    Entercom Communications Corp.(1)             102,039
--------------------------------------------------------------------------------
   33,900    Regent Communications, Inc.(1)               204,248
--------------------------------------------------------------------------------
                                                          620,671
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 14.1%
--------------------------------------------------------------------------------
    9,400    Bard (C.R.), Inc.                            595,771
--------------------------------------------------------------------------------
    3,600    Beckman Coulter Inc.                         139,932
--------------------------------------------------------------------------------
    1,900    Becton Dickinson & Co.                        67,260
--------------------------------------------------------------------------------
    6,206    Closure Medical Corp.(1)                     111,987
--------------------------------------------------------------------------------
   10,700    Cooper Companies, Inc. (The)                 298,530
--------------------------------------------------------------------------------
    3,200    CTI Molecular Imaging, Inc.(1)                58,736
--------------------------------------------------------------------------------
   29,000    Fisher Scientific International(1)           835,489
--------------------------------------------------------------------------------
    5,000    Gen-Probe Incorporated(1)                    155,450
--------------------------------------------------------------------------------
    5,900    ICU Medical, Inc.(1)                         186,942
--------------------------------------------------------------------------------
    3,000    Integra LifeSciences Holdings(1)              80,250
--------------------------------------------------------------------------------
   16,800    Kensey Nash Corp.(1)                         366,323
--------------------------------------------------------------------------------
    3,300    Patterson Dental Co.(1)                      132,446
--------------------------------------------------------------------------------
    7,100    Possis Medical, Inc.(1)                      136,356
--------------------------------------------------------------------------------
    8,700    Synovis Life Technologies, Inc.(1)           127,673
--------------------------------------------------------------------------------
    1,200    Varian Medical Systems, Inc.(1)               64,632
--------------------------------------------------------------------------------
    7,900    Zoll Medical Corp.(1)                        254,420
--------------------------------------------------------------------------------
                                                        3,612,197
--------------------------------------------------------------------------------

Shares/Principal Amount                                    Value
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 2.4%
--------------------------------------------------------------------------------
    6,100   American Healthcorp, Inc.(1)            $     150,396
--------------------------------------------------------------------------------
   14,000   Caremark Rx Inc.(1)                           278,740
--------------------------------------------------------------------------------
    1,520   Odyssey HealthCare, Inc.(1)                    39,284
--------------------------------------------------------------------------------
    2,400   Pharmaceutical Product
            Development, Inc.(1)                           62,892
--------------------------------------------------------------------------------
    3,800   Priority Healthcare Corp. Cl B(1)              86,678
--------------------------------------------------------------------------------
                                                          617,990
--------------------------------------------------------------------------------
OIL REFINING -- 3.5%
--------------------------------------------------------------------------------
   21,200   Frontier Oil Corp.                            358,704
--------------------------------------------------------------------------------
   24,400   Premcor Inc.(1)                               543,876
--------------------------------------------------------------------------------
                                                          902,580
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 2.8%
--------------------------------------------------------------------------------
    7,000   Berkley (W.R.) Corp.                          325,080
--------------------------------------------------------------------------------
    3,100   Mercury General Corp.                         136,400
--------------------------------------------------------------------------------
    9,100   RLI Corp.                                     268,905
--------------------------------------------------------------------------------
                                                          730,385
--------------------------------------------------------------------------------
PUBLISHING -- 1.1%
--------------------------------------------------------------------------------
   11,200   John Wiley & Sons, Inc.                       274,512
--------------------------------------------------------------------------------
SPECIALTY STORES -- 3.9%
--------------------------------------------------------------------------------
    2,565   Advance Auto Parts(1)                         127,583
--------------------------------------------------------------------------------
    9,673   Big 5 Sporting Goods Corp.(1)                 120,526
--------------------------------------------------------------------------------
   20,800   CSK Auto Corp.(1)                             213,200
--------------------------------------------------------------------------------
    6,200   Michaels Stores, Inc.(1)                      193,688
--------------------------------------------------------------------------------
    3,100   Tuesday Morning Corporation(1)                 72,509
--------------------------------------------------------------------------------
   17,502   West Marine Inc.(1)                           286,245
--------------------------------------------------------------------------------
                                                        1,013,751
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 1.1%
--------------------------------------------------------------------------------
   36,750   Celadon Group, Inc.(1)                        285,364
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $21,240,214)                                     22,888,281
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 10.9%

$1,600,000  FHLB Discount Notes,
            1.25%, 5/1/03(2)                            1,600,000
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 4/30/03, due 5/1/03
(Delivery value $1,200,040)                             1,200,000
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,800,000)                                       2,800,000
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $24,040,214)                                    $25,688,281
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
    14

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      NEW
                                                     SELECT    OPPORTUNITIES II
--------------------------------------------------------------------------------
ASSETS

Investment securities -- unaffiliated,
at value (cost of $3,093,485,317 and
$24,040,214, respectively) --
including $296,326,709 and $0 of
securities loaned, respectively                     $3,623,269,099  $25,688,281
------------------------------------------------
Investment securities -- affiliated,
at value (cost of $62,125,593 and
$0, respectively) -- including
$64,563,800 and $0 of securities
loaned, respectively                                    64,563,800           --
------------------------------------------------
Collateral received for securities
loaned, at value (cost of $374,102,888
and $0, respectively)                                  374,102,888           --
------------------------------------------------
Cash                                                           --        83,666
------------------------------------------------
Receivable for investments sold                         46,836,516      419,089
------------------------------------------------
Receivable for capital shares sold                         105,476           --
------------------------------------------------
Dividends and interest receivable                        2,211,388       10,868
--------------------------------------------------------------------------------
                                                     4,111,089,167   26,201,904
--------------------------------------------------------------------------------
LIABILITIES

Disbursements in excess of demand deposit cash          20,489,946           --
------------------------------------------------
Payable for securities loaned                          374,102,888           --
------------------------------------------------
Payable for investments purchased                       32,860,528    1,213,857
------------------------------------------------
Payable for forward foreign
currency exchange contracts                                448,701           --
------------------------------------------------
Accrued management fees                                  2,915,860       30,169
------------------------------------------------
Distribution fees payable                                    4,653           29
------------------------------------------------
Service fees payable                                         4,674           25
--------------------------------------------------------------------------------
                                                       430,827,250    1,244,080
--------------------------------------------------------------------------------
NET ASSETS                                          $3,680,261,917  $24,957,824
================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          15

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      NEW
                                                       SELECT   OPPORTUNITIES II
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)             $4,270,052,169  $29,933,690
-----------------------------------------------
Accumulated undistributed net investment
income (loss)                                            4,890,947     (124,679)
-----------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                  (1,126,457,656)   (6,499,254)
-----------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities in
foreign currencies                                     531,776,457    1,648,067
--------------------------------------------------------------------------------
                                                    $3,680,261,917  $24,957,824
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $3,459,451,395  $24,804,964
-----------------------------------------------
Shares outstanding                                     116,117,673    5,964,408
-----------------------------------------------
Net asset value per share                                   $29.79        $4.16
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                            $196,773,505           --
-----------------------------------------------
Shares outstanding                                       6,567,775           --
-----------------------------------------------
Net asset value per share                                   $29.96           --
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                             $23,079,665          N/A
-----------------------------------------------
Shares outstanding                                         780,417          N/A
-----------------------------------------------
Net asset value per share                                   $29.57          N/A
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                $625,903      $94,897
-----------------------------------------------
Shares outstanding                                          21,016       22,829
-----------------------------------------------
Net asset value per share                                   $29.78        $4.16
-----------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                         $31.60        $4.41
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                $119,387      $55,458
-----------------------------------------------
Shares outstanding                                           4,016       13,364
-----------------------------------------------
Net asset value per share                                   $29.73        $4.15
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                $212,062       $2,505
-----------------------------------------------
Shares outstanding                                           7,128          602
-----------------------------------------------
Net asset value per share                                   $29.75        $4.16
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
    16

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      NEW
                                                     SELECT    OPPORTUNITIES II
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)

INCOME:
-----------------------------------------------
Dividends (including $29,834 from affiliates
for Select and net of foreign taxes withheld
of $393,191 and $516, respectively)                $ 21,860,953        $ 51,657
-----------------------------------------------
Interest and other income                             1,040,899          10,693
--------------------------------------------------------------------------------
                                                     22,901,852          62,350
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                      17,712,726         186,554
-----------------------------------------------
Distribution fees:
-----------------------------------------------
  Advisor Class                                          26,297              --
-----------------------------------------------
  B Class                                                    74              64
-----------------------------------------------
  C Class                                                    64               4
-----------------------------------------------
Service fees:
-----------------------------------------------
  Advisor Class                                          26,297              --
-----------------------------------------------
  B Class                                                    25              21
-----------------------------------------------
  C Class                                                    21               1
-----------------------------------------------
Service and distribution fees -- A Class                    107              28
-----------------------------------------------
Directors' fees and expenses                             23,505             162
-----------------------------------------------
Other expenses                                           17,478             205
--------------------------------------------------------------------------------
                                                     17,806,594         187,039
--------------------------------------------------------------------------------
Amount waived                                                (4)            (10)
--------------------------------------------------------------------------------
                                                     17,806,590         187,029
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                          5,095,262        (124,679)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------
Investment transactions                              22,617,321      (1,580,743)
-----------------------------------------------
Foreign currency transactions                        (1,217,800)           (854)
--------------------------------------------------------------------------------
                                                     21,399,521      (1,581,597)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------
Investments                                          89,755,480       1,755,164
-----------------------------------------------
Translation of assets and liabilities
in foreign currencies                                  (318,686)             --
--------------------------------------------------------------------------------
                                                     89,436,794       1,755,164
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    110,836,315         173,567
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $115,931,577      $   48,888
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------------
                                                            SELECT                    NEW OPPORTUNITIES II
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  2003               2002             2003            2002
==============================================================================================================
OPERATIONS

Net investment income (loss)                $    5,095,262     $    9,652,541     $  (124,679)    $  (261,331)
-------------------------------------------
Net realized gain (loss)                        21,399,521       (503,424,521)     (1,581,597)     (2,365,345)
-------------------------------------------
Change in net unrealized appreciation           89,436,794       (302,909,699)      1,755,164        (987,937)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations               115,931,577       (796,681,679)         48,888      (3,614,613)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
-------------------------------------------
  Investor Class                                (8,963,378)        (8,455,501)             --              --
-------------------------------------------
  Institutional Class                             (850,467)          (690,450)             --              --
-------------------------------------------
  Advisor Class                                     (1,215)                --              --              --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                              (9,815,060)        (9,145,951)             --              --
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets
from capital share transactions               (154,347,388)      (415,693,326)       (570,026)     10,876,569
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS          (48,230,871)    (1,221,520,956)       (521,138)      7,261,956
--------------------------------------------------------------------------------------------------------------
NET ASSETS

Beginning of period                          3,728,492,788      4,950,013,744      25,478,962      18,217,006
--------------------------------------------------------------------------------------------------------------
End of period                               $3,680,261,917     $3,728,492,788     $24,957,824     $25,478,962
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)                    $4,890,947         $9,610,745       $(124,679)             --
==============================================================================================================

See Notes to Financial Statements.

------
    18

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Select Fund (Select) and New
Opportunities II Fund (New Opportunities II) (the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objective is to seek long-term capital growth. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Select is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, and the  C
Class. New Opportunities II is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, and the C Class. The  A Class may
incur an initial sales charge. The  A Class, B Class, and C Class may be subject to  a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the A Class,
B Class, and C Class commenced on January 31, 2003, at which time the Investor
Class was no longer available to  new investors. Sale of New Opportunities II's
Institutional Class had not commenced as of April 30, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

FUTURES CONTRACTS -- The funds may enter into stock index futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the

                                                                  (continued)

                                                                          -----
                                                                          19

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities  in an amount equal to a certain percentage of  the contract value (initial margin).
Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis,  the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
    20

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each fund's average daily closing net assets during the previous month. The annual management fees for Select are 1.00%, 0.80%, 0.75%, 1.00%, 1.00% and 1.00% for
the Investor Class, Institutional Class, Advisor Class, A Class, B Class, and C
Class, respectively. The annual management fees for New Opportunities II are
1.50% for the Investor Class, A Class, B Class and C Class. The annual management fee for the Institutional Class of New Opportunities II is 1.30%.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class , B Class, and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class, and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------
                          ADVISOR           B              C
--------------------------------------------------------------------
Distribution Fee           0.25%          0.75%          0.75%
--------------------------------------------------------------------
Service Fee                0.25%          0.25%          0.25%
--------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class, and C Class shares. All or a portion of the distribution and service fees for the A Class,
B Class, and C Class may have been voluntarily waived during the period. For the period ended April 30, 2003, the A Class, B Class, and C Class waived
$1, $1, and $2, respectively, of distribution and service fees for Select.
For the period ended April 30, 2003, the A Class, B Class, and C Class waived $1, $3, and $6, respectively, of distribution and service fees for
New Opportunities II. Fees incurred under the plans during the six months ended April 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003,  the funds invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Fleming
Asset Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. Select has a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2003, were as follows:
--------------------------------------------------------------------------------
                                             SELECT       NEW OPPORTUNITIES II
--------------------------------------------------------------------------------
Purchases                                $1,633,924,993       $19,360,431
--------------------------------------------------------------------------------
Proceeds from sales                      $1,649,639,527       $20,294,865
--------------------------------------------------------------------------------

                                                                   (continued)

                                                                          -----
                                                                          19

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                                        SELECT                      NEW OPPORTUNITIES II
--------------------------------------------------------------------------------------------------------------
                                               SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                           360,000,000                         250,000,000
==============================================================================================================
Sold                                          3,100,444     $   88,667,760          575,297      $ 2,383,342
-------------------------------------------
Issued in reinvestment of distributions         293,884          8,460,920               --              --
-------------------------------------------
Redeemed                                     (9,115,713)      (259,737,749)        (750,188)      (3,100,682)
--------------------------------------------------------------------------------------------------------------
Net decrease                                 (5,721,385)     $(162,609,069)        (174,891)     $  (717,340)
==============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                           360,000,000                         250,000,000
==============================================================================================================
Sold                                          7,647,780      $ 254,798,414        3,166,849      $15,641,897
-------------------------------------------
Issued in reinvestment of distributions         221,484          8,037,661               --               --
-------------------------------------------
Redeemed                                    (21,831,795)      (725,014,527)      (1,056,633)      (4,765,328)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (13,962,531)     $(462,178,452)       2,110,216      $10,876,569
==============================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                            40,000,000                          50,000,000
==============================================================================================================
Sold                                            704,004       $ 20,342,799
-------------------------------------------
Issued in reinvestment of distributions          28,974            838,204
-------------------------------------------
Redeemed                                       (553,478)      (15,741,963)
--------------------------------------------------------------------------------------------------------------
Net increase                                    179,500      $   5,439,040
==============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                            40,000,000                          50,000,000
==============================================================================================================
Sold                                          3,521,855       $124,022,589
-------------------------------------------
Issued in reinvestment of distributions          18,456            672,725
-------------------------------------------
Redeemed                                     (2,320,751)       (79,590,692)
--------------------------------------------------------------------------------------------------------------
Net increase                                  1,219,560       $ 45,104,622
==============================================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                           100,000,000                                 N/A
==============================================================================================================
Sold                                            196,462        $ 5,561,058
-------------------------------------------
Issued in reinvestment of distributions              38              1,083
-------------------------------------------
Redeemed                                       (128,985)        (3,658,591)
--------------------------------------------------------------------------------------------------------------
Net increase                                     67,515        $ 1,903,550
==============================================================================================================
YEAR ENDED OCTOBER 31, 2002

SHARES AUTHORIZED                           100,000,000                                 N/A
==============================================================================================================
Sold                                            467,008       $ 14,260,550
-------------------------------------------
Redeemed                                       (428,428)       (12,880,046)
--------------------------------------------------------------------------------------------------------------
Net increase                                     38,580      $   1,380,504
==============================================================================================================

                                                                                               (continued)

------
    22

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                        SELECT                      NEW OPPORTUNITIES II
--------------------------------------------------------------------------------------------------------------
                                               SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2003(1)

SHARES AUTHORIZED                          25,000,000                            25,000,000
==============================================================================================================
Sold                                           21,106          $601,815              22,829         $91,237
----------------------------------------
Redeemed                                          (90)           (2,561)                 --              --
-------------------------------------------------------------------------------------------------------------
Net increase                                   21,016          $599,254              22,829         $91,237
==============================================================================================================
B CLASS
--------------------------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2003(1)

SHARES AUTHORIZED                          25,000,000                            25,000,000
==============================================================================================================
Sold                                            4,106          $117,148              13,364         $53,577
----------------------------------------
Redeemed                                          (90)           (2,664)                 --              --
--------------------------------------------------------------------------------------------------------------
Net increase                                    4,016          $114,484              13,364         $53,577
==============================================================================================================
C CLASS
--------------------------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2003(1)

SHARES AUTHORIZED                          25,000,000                            25,000,000
==============================================================================================================
Sold                                            7,128          $205,353                 602          $2,500
==============================================================================================================

(1) January 31, 2003 (commencement of sale) through April 30, 2003.

5. AFFILIATED COMPANY TRANSACTIONS

Affiliated Company: Select's holding represents ownership of 5% or more of the voting securities of the company, therefore, the company is affiliated as defined in the Investment Company Act of 1940.  A summary of transactions for each issuer which is or was an affiliate at or during the six months ended April
30, 2003, follows:

                       SHARE BALANCE  PURCHASE     SALES     REALIZED    DIVIDEND       APRIL 30, 2003
FUND/ISSUER              10/31/02       COST        COST    GAIN (LOSS)   INCOME  SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
SELECT
--------------------------------------------------------------------------------------------------------------
Four Seasons Hotels Inc.    --      $62,125,593     $--        $--       $29,834    2,140,000   $64,563,800
==============================================================================================================

                                                                                                 (continued)

                                                                          -----
                                                                          23

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

6. SECURITIES LENDING

As of April 30, 2003, securities in Select valued at $360,890,509 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for Select. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the
Schedule of Investments. The total value of all collateral received, at this date, was $374,102,888. Select's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by
Select may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2003.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                                                                    NEW
                                                SELECT        OPPORTUNITIES II
--------------------------------------------------------------------------------
Federal tax cost of investments             $3,194,897,954      $24,085,664
================================================================================
Gross tax appreciation of investments         $565,376,030       $2,061,823
-----------------------------------------
Gross tax depreciation of investments          (72,441,085)        (459,206)
--------------------------------------------------------------------------------
Net tax appreciation of investments           $492,934,945       $1,602,617
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryover amounts as of October 31, 2002:
--------------------------------------------------------------------------------
                                                                   NEW
                                               SELECT         OPPORTUNITIES II
--------------------------------------------------------------------------------
Accumulated capital losses                $(1,112,272,553)      $(4,852,132)
================================================================================

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

------
    24

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                         2003(1)     2002        2001        2000       1999         1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period     $28.91     $34.94      $52.20     $53.32      $49.54       $48.18
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          0.04       0.07        0.06      (0.06)       0.01         0.12
-------------------------------------
  Net Realized and
Unrealized Gain (Loss)                     0.91      (6.04)     (14.53)      4.04       13.73         9.37
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.95      (5.97)     (14.47)      3.98       13.74         9.49
--------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              (0.07)     (0.06)        --          --       (0.17)       (0.20)
-------------------------------------
  From Net Realized Gains                   --         --        (2.79)     (5.10)      (9.79)       (7.93)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                     (0.07)     (0.06)      (2.79)     (5.10)      (9.96)       (8.13)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $29.79     $28.91      $34.94     $52.20      $53.32       $49.54
==============================================================================================================
  TOTAL RETURN(3)                          3.31%    (17.11)%    (28.93)%     7.64%      31.22%       22.96%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)     1.00%       1.00%       1.00%       1.00%        1.00%
-------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    0.28%(4)     0.21%       0.15%     (0.11)%       0.03%        0.25%
-------------------------------------
Portfolio Turnover Rate                      47%       168%         98%         67%        130%         165%
-------------------------------------
Net Assets, End of Period
(in millions)                             $3,459     $3,522      $4,745      $7,086      $7,216       $5,591
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          25

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                        2003(1)     2002        2001        2000        1999         1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $29.10     $35.16      $52.36       $53.41      $49.63       $48.24
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(2)               0.07       0.13        0.14         0.04        0.02         0.22
----------------------------------
  Net Realized and
Unrealized Gain (Loss)                   0.92      (6.06)     (14.55)        4.01       13.83         9.37
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.99      (5.93)     (14.41)        4.05       13.85         9.59
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.13)     (0.13)        --           --        (0.28)       (0.27)
----------------------------------
  From Net Realized Gains                 --         --        (2.79)       (5.10)      (9.79)       (7.93)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.13)     (0.13)      (2.79)       (5.10)     (10.07)       (8.20)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $29.96     $29.10      $35.16       $52.36      $53.41       $49.63
==============================================================================================================
  TOTAL RETURN(3)                        3.43%    (16.93)%    (28.71)%       7.77%      31.47%       23.22%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                  0.80%(4)     0.80%       0.80%        0.80%       0.80%        0.80%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.48%(4)     0.41%       0.35%        0.09%       0.23%        0.45%
----------------------------------
Portfolio Turnover Rate                    47%       168%         98%          67%        130%         165%
----------------------------------
Net Assets, End of Period
(in thousands)                        $196,774   $185,897    $181,708     $259,092    $112,293         $173
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
    26

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                        2003(1)      2002        2001        2000        1999         1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period                     $28.66      $34.68       $52.01      $53.19      $49.44      $48.16
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)         --(3)      (0.02)       (0.04)      (0.21)      (0.13)        --
-------------------------------------
  Net Realized and
Unrealized Gain (Loss)                    0.91       (6.00)      (14.50)       4.13       13.71        9.37
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.91       (6.02)      (14.54)       3.92       13.58        9.37
--------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              --(3)         --          --          --        (0.04)      (0.16)
-------------------------------------
  From Net Realized Gains                  --          --         (2.79)      (5.10)      (9.79)      (7.93)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      --          --         (2.79)      (5.10)      (9.83)      (8.09)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $29.57      $28.66       $34.68      $52.01      $53.19      $49.44
==============================================================================================================
  TOTAL RETURN(4)                         3.18%     (17.36)%     (29.18)%      7.54%      30.87%      22.67%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.25%(5)      1.25%       1.25%       1.25%      1.25%       1.25%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.03%(5)    (0.04)%     (0.10)%     (0.36)%    (0.22)%          --
-------------------------------------
Portfolio Turnover Rate                     47%        168%         98%         67%       130%        165%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $23,080     $20,432     $23,389     $22,239     $8,369      $1,617
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          27

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Loss(2)                                                (0.02)
-------------------------------------------------------------------
 Net Realized and Unrealized Gain                                       2.05
--------------------------------------------------------------------------------
 Total From Investment Operations                                       2.03
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $29.78
================================================================================
 TOTAL RETURN(3)                                                        7.32%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      1.25%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.33)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                  47%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $626
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes to Financial Statements.

------
    28

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     B CLASS
--------------------------------------------------------------------------------
                                                                     2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Loss(2)                                               (0.07)
-------------------------------------------------------------------
 Net Realized and Unrealized Gain                                      2.05
--------------------------------------------------------------------------------
 Total From Investment Operations                                      1.98
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $29.73
================================================================================
 TOTAL RETURN(3)                                                       7.14%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.99%(4)
-------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                                            2.00%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (0.99)%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)(5)                                          (1.00)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                 47%(6)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $119
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended April 30, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        C CLASS
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
 Net Investment Loss(2)                                                 (0.08)
-----------------------------------------------------------
 Net Realized and Unrealized Gain                                        2.08
--------------------------------------------------------------------------------
 Total From Investment Operations                                        2.00
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $29.75
================================================================================
 TOTAL RETURN(3)                                                         7.21%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      1.97%(4)
-----------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                                             2.00%(4)
-----------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.16)%(4)
-----------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)(5)                                           (1.19)%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                  47%(6)
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $212
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended April 30, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes to Financial Statements.

------
    30

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
                                                             2003(1)          2002         2001(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                         $4.15           $4.52         $5.00
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Loss                                        (0.02)(3)       (0.05)        (0.01)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.03           (0.32)        (0.47)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                            0.01           (0.37)        (0.48)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $4.16           $4.15         $4.52
=======================================================================================================
  TOTAL RETURN(4)                                             0.24%          (8.19)%       (9.60)%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets           1.50%(5)          1.50%       1.50%(5)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets        (1.00)%(5)        (1.02)%     (0.81)%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                         83%            182%           89%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $24,805         $25,479       $18,217
-------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) June 1, 2001 (inception) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          31

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Loss(2)                                                (0.01)
-----------------------------------------------------
 Net Realized and Unrealized Gain                                       0.02
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $4.16
================================================================================
 TOTAL RETURN(3)                                                        0.24%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.75%(4)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (1.06)%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                 83%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $95
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes to Financial Statements.

------
    32

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                    $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Loss(2)                                                 (0.02)
-----------------------------------------------------
 Net Realized and Unrealized Gain                                        0.02
--------------------------------------------------------------------------------
 Total From Investment Operations                                         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $4.15
================================================================================
 TOTAL RETURN(3)                                                         0.00%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     2.47%(4)
-----------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                                            2.50%(4)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (1.83)%(4)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)(5)                                          (1.86)%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                 83%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $55
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended April 30, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          33

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Loss(2)                                                (0.01)
-----------------------------------------------------
 Net Realized and Unrealized Gain                                       0.02
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $4.16
================================================================================
 TOTAL RETURN(3)                                                        0.24%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.50%(4)
-----------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                                            2.50%(4)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (0.92)%(4)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)(5)                                          (1.92)%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                 83%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                   $3
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through April 30, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended April 30, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2002.

See Notes to Financial Statements.

------
    34

Share Class Information

Six classes of shares are authorized for sale by Select: Investor Class,
Institutional Class, Advisor Class, A Class,  B Class, and C Class. Five classes of shares are authorized for sale by  New Opportunities II: Investor Class,
Institutional Class, A Class, B Class, and C Class. The total expense ratios of
Advisor, A, B, and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower. ON
JANUARY 31, 2003, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested.
A Class shares may be subject to a contingent deferred sales charge (CDSC).
There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  The prospectus contains information regarding reductions and waivers  of sales charges for A Class shares.  A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

                                                                   (continued)

                                                                          -----
                                                                          35

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for equity funds and 0.75% for fixed-income funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee  of 1.00%
for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
    36

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          -----
                                                                          37

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

------
    38

Notes

                                                                          -----
                                                                          39

Notes

------
    40

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:  1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City,
Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                      PRSRT STD
P.O. Box 419200                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                    AMERICAN CENTURY
                                                  COMPANIES

0306                             American Century Investment Services, Inc.
SH-SAN-34841S                   (c)2003 American Century Services Corporation

[front cover]

April 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Veedot(reg.sm)

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You ........................................................    1

VEEDOT

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semi-annual report for the Veedot fund for the six months ended April 30, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, a full listing of portfolio holdings, and other financial statements and highlights (all as of
April 30, 2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next Veedot shareholder report will be the annual report for the year ended
October 31, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
James E. Stowers III
Co-Chairman of the Board

                                                                        -------
                                                                              1

Veedot - Performance

 TOTAL RETURNS AS OF APRIL 30, 2003
                                               --------------
                                               AVERAGE ANNUAL
                                                  RETURNS
-------------------------------------------------------------------------------
                                                   SINCE         INCEPTION
                                 1 YEAR          INCEPTION         DATE
-------------------------------------------------------------------------------
===============================================================================
 INVESTOR CLASS                                                  11/30/99
===============================================================================
   Before redemption fee         -20.92%          -7.87%
===============================================================================
   Net of redemption fee(1)      -22.50%          -8.41%
-------------------------------------------------------------------------------
===============================================================================
 WILSHIRE 5000 INDEX             -13.58%          -9.60%            --
-------------------------------------------------------------------------------
 Institutional Class                                              8/1/00
   Before redemption fee         -20.83%         -15.94%
   Net of redemption fee(1)      -22.42%         -16.56%
-------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2% redemption fee, incurred if shares were redeemed within the first five years after purchase.
GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made on November 30, 1999

 ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended April 30
-------------------------------------------------------------------------------
                                      2000*      2001       2002       2003
-------------------------------------------------------------------------------
===============================================================================
 Investor Class                      35.20%    -26.18%     -4.21%    -20.92%
-------------------------------------------------------------------------------
 Wilshire 5000 Index                  5.88%    -14.09%     -9.87%    -13.58%
-------------------------------------------------------------------------------

* From 11/30/99, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-------
2

Veedot - Performance Review

[photo of Jim Stowers III and John Small, Jr.]

A performance review from Jim Stowers III and John Small, Jr., portfolio managers on the Veedot investment team.

During the six months that ended April 30, 2003, Veedot rose 0.27%*, trailing its benchmark, the Wilshire 5000 Total Market Index, which  gained 5.03%.

Based on a comparison of indices, smaller companies advanced at a faster rate than larger companies during the period. The Russell 1000 Index, which represents the 1,000 largest publicly traded U.S. stocks, rose 4.75%, while the
Russell 2000, which represents the next 2,000 largest stocks, rose 7.55%.

For the most part, Veedot's largest sector positions drove positive performance, while some of its smaller concentrations detracted. Among the portfolio's largest sector concentrations were its four top contributors during the period--technology, health care, financials, and energy.

Technology stocks, which accounted for Veedot's largest sector concentration, contributed the most to results. The sector was led by computer software, the portfolio's leading industry group, which included Sonic Solutions, a seller of hardware and software for professional video workstations, and Sonus Networks, whose products include switching equipment used by providers of voice and data communications networks. Sonus was both the top contributor as well as the portfolio's largest holding when the period ended.

Veedot's health care holdings included positive performance from the medical products group, the portfolio's largest industry weighting. Among the stocks that gained was Align Technology, which makes products used by dentists to correct misaligned teeth. Shares of Sepracor, a biotech company whose products include a drug used to treat asthma, also rose.

Financial services companies and banks led a rise in financial stocks that also helped Veedot's performance. Energy stocks also contributed, with the help of
Williams Cos., a natural gas exploration, processing, and storage company.

The consumer services sector slowed the fund the most, as many of the portfolio's holdings in publishing, entertainment, and leisure fell. Among

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       98.5%                 98.8%
-------------------------------------------------------------------------------
Foreign Stocks                              --                  0.2%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.5%                 99.0%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               1.5%                  1.0%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.

                                                                    (continued)

                                                                        -------
                                                                              3

Veedot - Performance Review

the biggest detractors were commercial printer Consolidated Graphics and Shuffle
Master, a maker of automatic card shuffling devices and developer of slot machines.

Holdings in the basic materials realm, namely mining and metals, also hurt
Veedot's performance. The sector included a significant detractor, Liquidmetal
Technologies, a developer of amorphous alloys. The consumer non-cyclical sector was diminished by setbacks in food and beverage and home product companies.

The portfolio's most heavily detracting industry group was specialty stores, which falls in the consumer cyclical sector. Returns from this industry were dragged down by arts and crafts retailer Michaels Stores.

================================================================================
 TOP FIVE INDUSTRIES
================================================================================
 AS OF APRIL 30, 2003
--------------------------------------------------------------------------------
================================================================================
                                       % OF FUND             % OF FUND
================================================================================
                                      INVESTMENTS           INVESTMENTS
================================================================================
                                         AS OF                 AS OF
================================================================================
                                        4/30/03              10/31/02
--------------------------------------------------------------------------------
Medical Products
& Supplies                                8.3%                  6.9%
--------------------------------------------------------------------------------
Computer Software                         7.2%                  1.9%
--------------------------------------------------------------------------------
Semiconductor                             6.7%                  2.7%
--------------------------------------------------------------------------------
Electrical Equipment                      5.0%                  2.7%
--------------------------------------------------------------------------------
Biotechnology                             5.0%                  1.7%
--------------------------------------------------------------------------------

===============================================================================
 TOP TEN HOLDINGS
===============================================================================
 AS OF APRIL 30, 2003
-------------------------------------------------------------------------------
===============================================================================
                                       % OF FUND             % OF FUND
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        4/30/03              10/31/02
-------------------------------------------------------------------------------
Sonus Networks, Inc.                      0.9%                    --
-------------------------------------------------------------------------------
Amgen Inc.                                0.8%                    --
-------------------------------------------------------------------------------
MedImmune, Inc.                           0.8%                    --
-------------------------------------------------------------------------------
Sonic Solutions                           0.8%                    --
-------------------------------------------------------------------------------
OmniVision
Technologies, Inc.                        0.8%                    --
-------------------------------------------------------------------------------
Silicon Laboratories Inc.                 0.8%                  0.2%
-------------------------------------------------------------------------------
Eclipsys Corporation                      0.7%                    --
-------------------------------------------------------------------------------
Dionex Corp.                              0.7%                  0.5%
-------------------------------------------------------------------------------
National City Corp.                       0.7%                    --
-------------------------------------------------------------------------------
United Online, Inc.                       0.7%                  0.2%
-------------------------------------------------------------------------------

-------
4

Veedot - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS -- 98.5%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
           50,000  Airtran Holdings Inc.(1)                           $392,500
--------------------------------------------------------------------------------

ALCOHOL -- 0.2%
--------------------------------------------------------------------------------
            5,000  Brown-Forman Corp. Cl B                             382,700
--------------------------------------------------------------------------------

APPAREL & TEXTILES -- 1.1%
--------------------------------------------------------------------------------
           27,000  K-Swiss Inc. Cl A                                   801,225
--------------------------------------------------------------------------------
           30,000  Quiksilver, Inc.(1)                                 978,000
--------------------------------------------------------------------------------
            5,000  Timberland Co. (The)(1)                             249,950
--------------------------------------------------------------------------------
                                                                     2,029,175
--------------------------------------------------------------------------------

BANKS -- 3.9%
--------------------------------------------------------------------------------
           15,000  AmSouth Bancorporation                              315,750
--------------------------------------------------------------------------------
           15,000  Bank of America Corp.                             1,110,750
--------------------------------------------------------------------------------
           15,000  Citigroup Inc.                                      588,750
--------------------------------------------------------------------------------
           10,000  City Holding Company                                287,050
--------------------------------------------------------------------------------
           18,000  First Tennessee National Corp.                      788,400
--------------------------------------------------------------------------------
           20,000  Independent Bank Corp. (Mich.)                      477,400
--------------------------------------------------------------------------------
           45,000  Irwin Financial Corporation                       1,066,500
--------------------------------------------------------------------------------
           45,000  National City Corp.                               1,348,200
--------------------------------------------------------------------------------
           30,000  UCBH Holdings Inc.                                  764,850
--------------------------------------------------------------------------------
           20,000  United National Bancorp                             516,100
--------------------------------------------------------------------------------
                                                                     7,263,750
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 5.0%
--------------------------------------------------------------------------------
           80,000  Alkermes Inc.(1)                                    798,000
--------------------------------------------------------------------------------
           25,000  Amgen Inc.(1)                                     1,532,750
--------------------------------------------------------------------------------
           25,000  Applera Corp. - Celera
                   Genomics Group(1)                                   262,500
--------------------------------------------------------------------------------
           15,000  Genentech, Inc.(1)                                  569,850
--------------------------------------------------------------------------------
           20,000  Genzyme Corp.(1)                                    805,700
--------------------------------------------------------------------------------
           80,000  Human Genome Sciences, Inc.(1)                      936,000
--------------------------------------------------------------------------------
           30,000  Kos Pharmaceuticals, Inc.(1)                        609,750
--------------------------------------------------------------------------------
           20,000  Medicines Company (The)(1)                          411,100
--------------------------------------------------------------------------------
           43,000  MedImmune, Inc.(1)                                1,516,395
--------------------------------------------------------------------------------
           40,000  Protein Design Labs, Inc.(1)                        397,000
--------------------------------------------------------------------------------
           30,000  Sepracor Inc.(1)                                    574,650
--------------------------------------------------------------------------------
          100,000  Tularik Inc.(1)                                     548,000
--------------------------------------------------------------------------------
           25,000  United Therapeutics Corp.(1)                        448,375
--------------------------------------------------------------------------------
                                                                     9,410,070
--------------------------------------------------------------------------------

CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
           10,000  3M Co.                                            1,260,400
--------------------------------------------------------------------------------
           20,000  Airgas Inc.(1)                                      404,600
--------------------------------------------------------------------------------
           30,000  Hercules Inc.(1)                                    304,500
--------------------------------------------------------------------------------
                                                                     1,969,500
--------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------

CLOTHING STORES -- 1.3%
-------------------------------------------------------------------------------
           60,000  Children's Place Retail
                   Stores, Inc. (The)(1)                              $912,000
-------------------------------------------------------------------------------
           20,000 Finish Line, Inc.(1)                                 336,200
--------------------------------------------------------------------------------
           50,000 Pacific Sunwear of California(1)                   1,139,500
--------------------------------------------------------------------------------
                                                                     2,387,700
--------------------------------------------------------------------------------

COMPUTER HARDWARE &
BUSINESS MACHINES -- 5.0%
--------------------------------------------------------------------------------
           80,000  Adaptec, Inc.(1)                                     549,600
--------------------------------------------------------------------------------
           50,000  Advanced Digital
                   Information Corp.(1)                                 400,000
--------------------------------------------------------------------------------
           40,000  American Power
                   Conversion Corp.(1)                                  623,800
--------------------------------------------------------------------------------
          150,000  Avaya Inc.(1)                                        585,000
--------------------------------------------------------------------------------
           35,000  Avocent Corp.(1)                                   1,038,450
--------------------------------------------------------------------------------
           30,000  Dell Computer Corp.(1)                               870,450
--------------------------------------------------------------------------------
          120,000  EMC Corporation(1)                                 1,090,800
--------------------------------------------------------------------------------
           50,000  Foundry Networks, Inc.(1)                            543,750
--------------------------------------------------------------------------------
            5,000  Lexmark International, Inc.(1)                       372,550
--------------------------------------------------------------------------------
          100,000  McData Corporation Cl A(1)                         1,058,500
--------------------------------------------------------------------------------
           15,000  NetScreen Technologies Inc.(1)                       304,125
--------------------------------------------------------------------------------
           25,000  Overland Storage, Inc.(1)                            442,000
--------------------------------------------------------------------------------
           20,000  Storage Technology Corp.(1)                          494,400
--------------------------------------------------------------------------------
           15,000  Zebra Technologies Corp. Cl A(1)                     999,675
--------------------------------------------------------------------------------
                                                                      9,373,100
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 7.2%
-------------------------------------------------------------------------------
           30,000  Adobe Systems Inc.                                 1,036,950
--------------------------------------------------------------------------------
          225,000  Ascential Software Corporation(1)                    864,000
--------------------------------------------------------------------------------
           35,000  Avid Technology, Inc.(1)                             959,175
--------------------------------------------------------------------------------
           25,000  BEA Systems, Inc.(1)                                 267,625
--------------------------------------------------------------------------------
           30,000  Citrix Systems, Inc.(1)                              569,400
--------------------------------------------------------------------------------
           30,000  Concord Communications, Inc.(1)                      378,300
--------------------------------------------------------------------------------
           30,000  Documentum Inc.(1)                                   551,700
--------------------------------------------------------------------------------
          155,000  Eclipsys Corporation(1)                            1,401,975
--------------------------------------------------------------------------------
           15,000  Kronos Inc.(1)                                       684,225
--------------------------------------------------------------------------------
           30,000  Macrovision Corp.(1)                                 530,850
--------------------------------------------------------------------------------
           25,000  Mentor Graphics Corp.(1)                             260,500
--------------------------------------------------------------------------------
           30,000  Mercury Interactive Corp.(1)                       1,017,750
--------------------------------------------------------------------------------
          350,000  Pumatech, Inc.(1)                                  1,062,250
--------------------------------------------------------------------------------
           40,000  Renaissance Learning Inc.(1)                         763,400
--------------------------------------------------------------------------------
          200,000  Sonic Solutions(1)                                 1,496,000
--------------------------------------------------------------------------------
          500,000  Sonus Networks, Inc.(1)                            1,600,000
--------------------------------------------------------------------------------
                                                                     13,444,100
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                        -------
                                                                              5

Veedot - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY -- 2.2%
--------------------------------------------------------------------------------
           10,000  Centex Corp.                                        $660,200
--------------------------------------------------------------------------------
           20,000  ElkCorp                                              405,000
--------------------------------------------------------------------------------
            5,000  Lennar Corp.                                         271,200
--------------------------------------------------------------------------------
           24,000  MDC Holdings Inc                                   1,106,400
--------------------------------------------------------------------------------
            1,000  NVR, Inc.(1)                                         357,750
--------------------------------------------------------------------------------
           10,000  Ryland Group, Inc. (The)                             542,300
--------------------------------------------------------------------------------
           12,500  Toll Brothers Inc.(1)                                290,625
--------------------------------------------------------------------------------
           30,000  WCI Communities Inc.(1)                              414,900
--------------------------------------------------------------------------------
                                                                      4,048,375
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 0.2%
--------------------------------------------------------------------------------
           10,000  The Toro Company                                     373,100
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 0.3%
--------------------------------------------------------------------------------
           25,000  EDO Corp.                                            471,250
--------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.2%
--------------------------------------------------------------------------------
           15,000  Dollar Tree Stores, Inc.(1)                          381,825
--------------------------------------------------------------------------------

DRUGS -- 3.7%
--------------------------------------------------------------------------------
           35,000  Andrx Corp.(1)                                       564,550
--------------------------------------------------------------------------------
           25,000  Atrix Laboratories, Inc.(1)                          439,750
--------------------------------------------------------------------------------
           25,000  Biosite Incorporated(1)                            1,068,375
--------------------------------------------------------------------------------
           50,000  Digene Corporation(1)                                950,250
--------------------------------------------------------------------------------
           10,000  Forest Laboratories, Inc. Cl A(1)                    517,200
--------------------------------------------------------------------------------
           10,000  IDEXX Laboratories, Inc.(1)                          390,150
--------------------------------------------------------------------------------
           35,000  Martek Biosciences Corporation(1)                  1,193,150
--------------------------------------------------------------------------------
           10,000  Merck & Co., Inc.                                    581,800
--------------------------------------------------------------------------------
           14,500  Pharmaceutical Resources Inc.(1)                     637,275
--------------------------------------------------------------------------------
           15,000  Wyeth                                                652,950
--------------------------------------------------------------------------------
                                                                      6,995,450
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 5.0%
--------------------------------------------------------------------------------
           25,000  ADTRAN, Inc.(1)                                    1,013,375
--------------------------------------------------------------------------------
           10,000  Amphenol Corp. Cl A(1)                               442,900
--------------------------------------------------------------------------------
           10,000  Analogic Corporation                                 479,850
--------------------------------------------------------------------------------
           75,000  Centillium Communications Inc.(1)                    434,625
--------------------------------------------------------------------------------
           40,000  Cognex Corp.(1)                                      876,000
--------------------------------------------------------------------------------
           40,000  Dionex Corp.(1)                                    1,382,200
--------------------------------------------------------------------------------
           20,000  Esterline Technologies Corp.(1)                      355,000
--------------------------------------------------------------------------------
          100,000  Innovex Inc.(1)                                      863,500
--------------------------------------------------------------------------------
           25,000  Intermagnetics General
                   Corporation(1)                                       487,750
--------------------------------------------------------------------------------
           85,000  Network Equipment
                   Technologies, Inc.(1)                                609,450
--------------------------------------------------------------------------------
           75,000  Scientific-Atlanta, Inc.                           1,218,750
--------------------------------------------------------------------------------
           45,000  Ultratech Stepper Inc.(1)                            638,550
--------------------------------------------------------------------------------
           30,000  UTStarcom Inc.(1)                                    653,250
--------------------------------------------------------------------------------
                                                                      9,455,200
--------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------

ELECTRICAL UTILITIES -- 1.8%
-------------------------------------------------------------------------------
           45,000  American Electric Power                           $1,187,100
--------------------------------------------------------------------------------
            5,000  Dominion Resources Inc.                              295,900
--------------------------------------------------------------------------------
           75,000  Dynegy Inc. Cl A                                     330,000
--------------------------------------------------------------------------------
           15,000  FPL Group, Inc.                                      913,050
--------------------------------------------------------------------------------
           10,000  Public Service Enterprise
                   Group Inc.                                           384,700
--------------------------------------------------------------------------------
           22,000  XCEL Energy Inc.                                     297,440
--------------------------------------------------------------------------------
                                                                      3,408,190
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 3.8%
-------------------------------------------------------------------------------
           10,000  Apache Corp.                                         572,500
--------------------------------------------------------------------------------
           40,000  BP Prudhoe Bay Royalty Trust                         589,200
--------------------------------------------------------------------------------
           15,000  Burlington Resources, Inc.                           694,650
--------------------------------------------------------------------------------
           65,000  Comstock Resources Inc.(1)                           721,500
--------------------------------------------------------------------------------
           20,000  Dominion Resources Black
                   Warrior Trust                                        478,600
--------------------------------------------------------------------------------
           15,000  Evergreen Resources, Inc.(1)                         713,250
--------------------------------------------------------------------------------
           10,000  MDU Resources Group, Inc.                            297,600
--------------------------------------------------------------------------------
           28,000  Newfield Exploration Company(1)                      962,920
--------------------------------------------------------------------------------
            5,000  Pogo Producing Co.                                   198,000
--------------------------------------------------------------------------------
           40,000  San Juan Basin Royalty Trust                         606,800
--------------------------------------------------------------------------------
          190,000  Williams Companies, Inc. (The)                     1,320,500
--------------------------------------------------------------------------------
                                                                      7,155,520
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          100,000  Newpark Resources, Inc.(1)                           469,000
--------------------------------------------------------------------------------
           25,000  Republic Services, Inc. Cl A(1)                      536,500
--------------------------------------------------------------------------------
                                                                      1,005,500
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.8%
-------------------------------------------------------------------------------
           25,000  American Express Co.                                 946,500
--------------------------------------------------------------------------------
           35,000  American Home Mortgage
                   Holdings Inc.                                        426,650
--------------------------------------------------------------------------------
           10,000  Countrywide Financial Corporation                    676,000
--------------------------------------------------------------------------------
           40,000  LendingTree, Inc.(1)                                 568,200
--------------------------------------------------------------------------------
           15,000  Fannie Mae                                         1,085,850
--------------------------------------------------------------------------------
          250,000  Metris Companies Inc.                                902,500
--------------------------------------------------------------------------------
           15,000  NCO Group, Inc.(1)                                   250,950
--------------------------------------------------------------------------------
            3,500  SLM Corporation                                      392,000
--------------------------------------------------------------------------------
                                                                      5,248,650
--------------------------------------------------------------------------------

FOOD & BEVERAGE -- 0.6%
-------------------------------------------------------------------------------
           40,000  Delta and Pine Land Company                          930,400
--------------------------------------------------------------------------------
           10,000  Flowers Foods Inc.                                   283,000
--------------------------------------------------------------------------------
                                                                      1,213,400
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
           15,000  Potlatch Corp.                                       357,750
--------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 0.4%
--------------------------------------------------------------------------------
           25,000  WGL Holdings Inc.                                    674,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

-------
6

Veedot - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

GROCERY STORES -- 0.5%
--------------------------------------------------------------------------------
           15,000  Whole Foods Market, Inc.(1)                         $890,025
--------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
          105,000  GrafTech International Ltd.(1)                       422,100
--------------------------------------------------------------------------------

HOME PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
           10,000  Central Garden and Pet Co.(1)                        242,000
--------------------------------------------------------------------------------
           20,000  Estee Lauder Companies, Inc. Cl A                    650,000
--------------------------------------------------------------------------------
            5,000  Fortune Brands, Inc.                                 242,000
--------------------------------------------------------------------------------
           45,000  Helen of Troy Ltd.(1)                                634,050
--------------------------------------------------------------------------------
                                                                      1,768,050
--------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 2.3%
--------------------------------------------------------------------------------
           45,000  Applied Films Corporation(1)                         978,300
--------------------------------------------------------------------------------
           25,000  Briggs & Stratton Corp.                            1,128,500
--------------------------------------------------------------------------------
           15,000  CLARCOR Inc.                                         561,150
--------------------------------------------------------------------------------
           10,000  Genlyte Group Inc.(1)                                377,050
--------------------------------------------------------------------------------
            5,000  Ingersoll-Rand Company                               220,400
--------------------------------------------------------------------------------
           10,000  Pentair, Inc.                                        385,400
--------------------------------------------------------------------------------
           20,000  Wilson Greatbatch
                   Technologies Inc.(1)                                 655,800
--------------------------------------------------------------------------------
                                                                      4,306,600
--------------------------------------------------------------------------------

INFORMATION SERVICES -- 3.4%
--------------------------------------------------------------------------------
           15,000  Apollo Group Inc. Cl A(1)                            812,400
--------------------------------------------------------------------------------
           15,000  Corinthian Colleges, Inc.(1)                         685,875
--------------------------------------------------------------------------------
           35,000  Costar Group Inc.(1)                                 779,625
--------------------------------------------------------------------------------
           20,000  Fair, Isaac and Co., Inc.                          1,041,600
--------------------------------------------------------------------------------
           15,000  Getty Images Inc.(1)                                 507,750
--------------------------------------------------------------------------------
           10,000  Paychex, Inc.                                        311,450
--------------------------------------------------------------------------------
           15,000  ProQuest Co.(1)                                      376,200
--------------------------------------------------------------------------------
           50,000  Resources Connection, Inc.(1)                      1,099,000
--------------------------------------------------------------------------------
           15,000  SOURCECORP, Incorporated(1)                          236,475
--------------------------------------------------------------------------------
           60,000  WebMD Corporation(1)                                 579,000
--------------------------------------------------------------------------------
                                                                      6,429,375
--------------------------------------------------------------------------------

INTERNET -- 3.9%
--------------------------------------------------------------------------------
           15,000  Amazon.com, Inc.(1)                                  430,125
--------------------------------------------------------------------------------
           75,000  Ask Jeeves, Inc.(1)                                  619,125
--------------------------------------------------------------------------------
           10,000  eBay Inc.(1)                                         927,650
--------------------------------------------------------------------------------
           40,000  F5 Networks, Inc.(1)                                 550,800
--------------------------------------------------------------------------------
          100,000  Looksmart, Ltd.(1)                                   338,000
--------------------------------------------------------------------------------
           35,000  Packeteer Inc.(1)                                    461,825
--------------------------------------------------------------------------------
           48,100  PC-Tel, Inc.(1)                                      444,204
--------------------------------------------------------------------------------
           60,000  United Online, Inc.(1)                             1,340,700
--------------------------------------------------------------------------------
          250,000  Valueclick, Inc.(1)                                1,016,250
--------------------------------------------------------------------------------
           35,000  Yahoo! Inc.(1)                                       867,475
--------------------------------------------------------------------------------
          100,000  Youbet.com, Inc.(1)                                  286,000
--------------------------------------------------------------------------------
                                                                      7,282,154
--------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------

LEISURE -- 0.4%
-------------------------------------------------------------------------------
           25,000  Arctic Cat Inc.                                     $453,375
--------------------------------------------------------------------------------
           75,000  Lexar Media Inc.(1)                                  364,125
--------------------------------------------------------------------------------
                                                                        817,500
--------------------------------------------------------------------------------

MEDIA -- 1.6%
-------------------------------------------------------------------------------
           20,000  Gray Television, Inc.                                221,000
--------------------------------------------------------------------------------
           30,000  Hispanic Broadcasting Corp.(1)                       769,500
--------------------------------------------------------------------------------
            5,000  Liberty Corp. (The)                                  220,850
--------------------------------------------------------------------------------
          120,000  Liberty Media Corporation Cl A(1)                  1,320,000
--------------------------------------------------------------------------------
           40,000  XM Satellite Radio Holdings Inc.(1)                  387,200
--------------------------------------------------------------------------------
                                                                      2,918,550
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 8.3%
-------------------------------------------------------------------------------
            5,000  Advanced Neuromodulation
                   Systems, Inc.(1)                                     209,125
-------------------------------------------------------------------------------
          125,000  Align Technology, Inc.(1)                            946,875
--------------------------------------------------------------------------------
            5,000  Arrow International Inc.                             213,775
--------------------------------------------------------------------------------
           25,000  ArthroCare Corp.(1)                                  382,250
--------------------------------------------------------------------------------
           25,000  Becton Dickinson & Co.                               885,000
--------------------------------------------------------------------------------
           13,000  Biomet Inc.                                          396,110
--------------------------------------------------------------------------------
           20,000  Boston Scientific Corp.(1)                           861,000
--------------------------------------------------------------------------------
           30,000  Closure Medical Corp.(1)                             541,350
--------------------------------------------------------------------------------
           25,000  Cooper Companies, Inc. (The)                         697,500
--------------------------------------------------------------------------------
           10,000  Cyberonics, Inc.(1)                                  228,050
--------------------------------------------------------------------------------
           40,000  Cytyc Corp.(1)                                       527,800
--------------------------------------------------------------------------------
           35,000  Datascope Corp.                                      999,950
--------------------------------------------------------------------------------
           20,000  Edwards Lifesciences Corporation(1)                  577,400
--------------------------------------------------------------------------------
           25,000  Exelixis Inc.(1)                                     212,875
--------------------------------------------------------------------------------
           10,000  ICU Medical, Inc.(1)                                 316,850
--------------------------------------------------------------------------------
           15,000  Inamed Corp.(1)                                      559,575
--------------------------------------------------------------------------------
           40,000  Integra LifeSciences Holdings(1)                   1,070,000
--------------------------------------------------------------------------------
           30,000  Luminex Corporation(1)                               182,700
--------------------------------------------------------------------------------
           10,000  Medtronic, Inc.                                      477,400
--------------------------------------------------------------------------------
           20,000  Owens & Minor Inc.                                   372,000
--------------------------------------------------------------------------------
           15,000  ResMed Inc.(1)                                       550,200
--------------------------------------------------------------------------------
           10,000  Stryker Corp.                                        670,100
--------------------------------------------------------------------------------
           35,000  Sybron Dental Specialties Inc.(1)                    712,250
--------------------------------------------------------------------------------
           60,000  Thoratec Corp.(1)                                    823,800
--------------------------------------------------------------------------------
           10,000  Varian Medical Systems, Inc.(1)                      538,600
--------------------------------------------------------------------------------
           25,000  VISX, Inc.(1)                                        391,500
--------------------------------------------------------------------------------
           25,000  Zimmer Holdings Inc.(1)                            1,172,499
--------------------------------------------------------------------------------
                                                                     15,516,534
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                        -------
                                                                              7

Veedot - Schedule of Investments

APRIL 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 2.4%
--------------------------------------------------------------------------------
           25,000  AdvancePCS(1)                                       $751,375
--------------------------------------------------------------------------------
           30,000  Coventry Health Care Inc.(1)                       1,224,600
--------------------------------------------------------------------------------
           15,000  Odyssey HealthCare, Inc.(1)                          387,675
--------------------------------------------------------------------------------
           10,000  SFBC International, Inc.(1)                          155,150
--------------------------------------------------------------------------------
           40,000  Sierra Health Services, Inc.(1)                      664,000
--------------------------------------------------------------------------------
           35,000  Sunrise Senior Living, Inc.(1)                       945,000
--------------------------------------------------------------------------------
            5,000  UnitedHealth Group Incorporated                      460,650
--------------------------------------------------------------------------------
                                                                      4,588,450
--------------------------------------------------------------------------------

MINING & METALS -- 0.7%
--------------------------------------------------------------------------------
           45,000  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                      778,950
--------------------------------------------------------------------------------
           25,000  Lone Star Technologies, Inc.(1)                      530,750
--------------------------------------------------------------------------------
                                                                      1,309,700
--------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 1.4%
--------------------------------------------------------------------------------
           25,000  Carmax, Inc.(1)                                      528,750
--------------------------------------------------------------------------------
           55,000  Ford Motor Co.                                       566,500
--------------------------------------------------------------------------------
           30,000  Keystone Automotive
                   Industries, Inc.(1)                                  550,500
--------------------------------------------------------------------------------
           30,000  Modine Manufacturing Co.                             606,750
--------------------------------------------------------------------------------
           25,000  United Auto Group, Inc.(1)                           426,250
--------------------------------------------------------------------------------
                                                                      2,678,750
--------------------------------------------------------------------------------

OIL REFINING -- 3.4%
--------------------------------------------------------------------------------
           20,000  Amerigas Partners, L.P.(1)                          522,400
--------------------------------------------------------------------------------
           20,000  Enbridge Energy Partners L.P.                       912,000
--------------------------------------------------------------------------------
           25,000  Enterprise Products Partners L.P.                   566,000
--------------------------------------------------------------------------------
           65,000  Frontier Oil Corp.                                1,099,800
--------------------------------------------------------------------------------
           45,000  Marathon Oil Corp.                                1,024,650
--------------------------------------------------------------------------------
           20,000  Sunoco, Inc.                                        744,200
--------------------------------------------------------------------------------
           15,000  Valero Energy Corp.                                 551,250
--------------------------------------------------------------------------------
           10,000  Valero L.P.                                         394,000
--------------------------------------------------------------------------------
           15,000  Williams Energy Partners L.P.                       633,750
--------------------------------------------------------------------------------
                                                                     6,448,050
--------------------------------------------------------------------------------

OIL SERVICES -- 2.1%
--------------------------------------------------------------------------------
           25,000  BJ Services Co.(1)                                  912,750
--------------------------------------------------------------------------------
           15,000  Carbo Ceramics Inc.                                 564,300
--------------------------------------------------------------------------------
           20,000  Maverick Tube Corp.(1)                              355,800
--------------------------------------------------------------------------------
           12,500  Patterson-UTI Energy Inc.(1)                        414,063
--------------------------------------------------------------------------------
           60,000  Pride International Inc.(1)                         931,200
--------------------------------------------------------------------------------
           40,000  Unit Corporation(1)                                 784,000
--------------------------------------------------------------------------------
                                                                     3,962,113
--------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE -- 3.7%
--------------------------------------------------------------------------------
           10,000  Allstate Corporation                               $377,900
--------------------------------------------------------------------------------
           35,000  American Financial
                   Group, Inc.                                         776,300
--------------------------------------------------------------------------------
              300  Berkshire Hathaway Inc. Cl B(1)                     699,600
--------------------------------------------------------------------------------
           30,000  First American Financial
                   Corp. (The)                                         795,000
--------------------------------------------------------------------------------
           30,000  HCC Insurance Holdings, Inc.                        825,000
--------------------------------------------------------------------------------
           15,000  LandAmerica Financial
                   Group, Inc.                                         616,050
--------------------------------------------------------------------------------
           30,000  Odyssey Re Holdings Corp.                           630,000
--------------------------------------------------------------------------------
           10,000  Progressive Corp.                                   680,000
--------------------------------------------------------------------------------
           25,000  RLI Corp.                                           738,750
--------------------------------------------------------------------------------
           30,000  Unitrin, Inc.                                       741,300
--------------------------------------------------------------------------------
                                                                     6,879,900
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 3.5%
--------------------------------------------------------------------------------
           10,000  Centerpoint Properties Corp.                        579,500
--------------------------------------------------------------------------------
           20,000  Corporate Office Properties Trust                   305,000
--------------------------------------------------------------------------------
           25,000  Corrections Corporation
                   of America(1)                                       531,250
--------------------------------------------------------------------------------
           15,000  Developers Diversified Realty Corp.                 378,000
--------------------------------------------------------------------------------
           10,000  EastGroup Properties                                259,800
--------------------------------------------------------------------------------
           35,000  Entertainment Properties Trust                      943,250
--------------------------------------------------------------------------------
           25,000  Home Properties of New York, Inc.                   868,250
--------------------------------------------------------------------------------
           15,000  Kimco Realty Corporation                            543,000
--------------------------------------------------------------------------------
           15,000  Macerich Company (The)                              495,000
--------------------------------------------------------------------------------
           10,000  Redwood Trust, Inc.                                 332,400
--------------------------------------------------------------------------------
           30,000  Regency Centers Corp.                               990,000
--------------------------------------------------------------------------------
           15,000  Thornburg Mortgage Inc.                             336,000
--------------------------------------------------------------------------------
                                                                     6,561,450
--------------------------------------------------------------------------------

RESTAURANTS -- 1.2%
--------------------------------------------------------------------------------
           25,000  Applebee's International Inc.                       686,250
--------------------------------------------------------------------------------
           35,000  CEC Entertainment Inc.(1)                         1,053,850
--------------------------------------------------------------------------------
           20,000  Triarc Companies, Inc.(1)                           554,000
--------------------------------------------------------------------------------
                                                                     2,294,100
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 0.6%
--------------------------------------------------------------------------------
           10,000  Goldman Sachs
                   Group, Inc. (The)                                   759,000
--------------------------------------------------------------------------------
           30,000  Janus Capital Group Inc.                            417,000
--------------------------------------------------------------------------------
                                                                     1,176,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

-------
8

Veedot - Schedule of Investments

APRIL 30, 2003 (UNAUDITED

Shares                                                                  Value
--------------------------------------------------------------------------------

SEMICONDUCTOR -- 6.7%
--------------------------------------------------------------------------------
          100,000  Advanced Micro Devices, Inc.(1)                    $744,000
--------------------------------------------------------------------------------
           80,000  Altera Corp.(1)                                   1,264,400
--------------------------------------------------------------------------------
           60,000  Amkor Technology, Inc.(1)                           453,300
--------------------------------------------------------------------------------
           20,000  Analog Devices, Inc.(1)                             662,400
--------------------------------------------------------------------------------
           60,000  Broadcom Corp.(1)                                 1,073,100
--------------------------------------------------------------------------------
           60,000  Intel Corporation                                 1,104,300
--------------------------------------------------------------------------------
           40,000  Microchip Technology Inc.                           831,800
--------------------------------------------------------------------------------
           60,000  OmniVision Technologies, Inc.(1)                  1,456,800
--------------------------------------------------------------------------------
           20,000  Power Integrations, Inc.(1)                         443,100
--------------------------------------------------------------------------------
           75,000  Rainbow Technologies Inc.(1)                        670,125
--------------------------------------------------------------------------------
           55,000  SanDisk Corp.(1)                                  1,330,450
--------------------------------------------------------------------------------
           50,000  Silicon Laboratories Inc.(1)                      1,422,250
--------------------------------------------------------------------------------
           35,000  Standard Microsystems Corp.(1)                      441,525
--------------------------------------------------------------------------------
           20,000  Texas Instruments Inc.                              369,800
--------------------------------------------------------------------------------
           10,000  Xilinx, Inc.(1)                                     270,750
--------------------------------------------------------------------------------
                                                                    12,538,100
--------------------------------------------------------------------------------

SPECIALTY STORES -- 1.4%
--------------------------------------------------------------------------------
           15,000  Best Buy Co., Inc.(1)                               518,700
--------------------------------------------------------------------------------
           30,000  Brown Shoe Company, Inc.                            876,900
--------------------------------------------------------------------------------
           50,000  Chronimed, Inc.(1)                                  410,750
--------------------------------------------------------------------------------
           75,000  Officemax Inc.(1)                                   423,750
--------------------------------------------------------------------------------
           20,000  Tuesday Morning Corporation(1)                      467,800
--------------------------------------------------------------------------------
                                                                     2,697,900
--------------------------------------------------------------------------------

TELEPHONE -- 0.5%
--------------------------------------------------------------------------------
           15,000  CenturyTel Inc.                                     441,750
--------------------------------------------------------------------------------
          163,547  Time Warner Telecom Inc. Cl A(1)                    587,134
--------------------------------------------------------------------------------
                                                                     1,028,884
--------------------------------------------------------------------------------

THRIFTS -- 0.3%
--------------------------------------------------------------------------------
           10,000  Capitol Federal Financial                           311,700
--------------------------------------------------------------------------------
           10,000  FirstFed Financial Corp.(1)                         324,900
--------------------------------------------------------------------------------
                                                                       636,600
--------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------

TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           20,000  UST Inc.                                           $626,600
--------------------------------------------------------------------------------

TRUCKING, SHIPPING &
AIR FREIGHT -- 1.5%
--------------------------------------------------------------------------------
           20,000  C.H. Robinson Worldwide, Inc.                       737,800
--------------------------------------------------------------------------------
           15,000  Expeditors International of
                   Washington, Inc.                                    545,700
--------------------------------------------------------------------------------
           50,000  General Maritime Corp.(1)                           434,500
--------------------------------------------------------------------------------
          150,000  OMI Corp.(1)                                        727,500
--------------------------------------------------------------------------------
           20,000  Overseas Shipholding Group, Inc.                    376,200
--------------------------------------------------------------------------------
                                                                     2,821,700
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 0.7%
--------------------------------------------------------------------------------

           70,000  Boston Communications
                   Group(1)                                          1,262,100
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $166,637,604)                                                185,302,590
-------------------------------------------------------------------------------
===============================================================================

 TEMPORARY CASH INVESTMENTS -- 1.5%

Repurchase Agreement, Deutsche
Bank, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.23%,
dated 4/30/03, due 5/1/03
(Delivery value $2,900,099)
(Cost $2,900,000)                                                    2,900,000
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $169,537,604)                                               $188,202,590
===============================================================================
===============================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

                                                                        -------
                                                                              9

Statement of Assets and Liabilities

APRIL 30, 2003 (UNAUDITED)
================================================================================
ASSETS
--------------------------------------------------------------------
Investment securities, at value (cost of $169,537,604)             $188,202,590
--------------------------------------------------------------------
Cash                                                                    233,670
--------------------------------------------------------------------
Receivable for investments sold                                      14,126,809
--------------------------------------------------------------------
Dividends and interest receivable                                        96,411
--------------------------------------------------------------------------------
                                                                    202,659,480
--------------------------------------------------------------------------------
================================================================================
LIABILITIES

Payable for investments purchased                                    15,354,918
--------------------------------------------------------------------
Accrued management fees                                                 221,434
--------------------------------------------------------------------------------
                                                                     15,576,352
--------------------------------------------------------------------------------
NET ASSETS                                                         $187,083,128
================================================================================
================================================================================
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $349,797,067
--------------------------------------------------------------------
Accumulated net investment loss                                        (359,196)
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions           (181,019,729)
--------------------------------------------------------------------
Net unrealized appreciation on investments                           18,664,986
--------------------------------------------------------------------------------
                                                                   $187,083,128
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $177,857,566
--------------------------------------------------------------------
Shares outstanding                                                   47,099,508
--------------------------------------------------------------------
Net asset value per share                                                 $3.78
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $9,225,562
--------------------------------------------------------------------
Shares outstanding                                                    2,429,732
--------------------------------------------------------------------
Net asset value per share                                                 $3.80
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-------
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT LOSS

INCOME:
--------------------------------------------------------------------
Dividends                                                           $   979,829
--------------------------------------------------------------------
Interest                                                                 23,575
--------------------------------------------------------------------------------
                                                                      1,003,404
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                       1,360,037
--------------------------------------------------------------------
Directors' fees and expenses                                              1,195
--------------------------------------------------------------------
Other expenses                                                            1,368
--------------------------------------------------------------------------------
                                                                      1,362,600
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (359,196)
--------------------------------------------------------------------------------
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investment transactions                         (6,700,679)
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                  6,859,193
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        158,514
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (200,682)
================================================================================

See Notes to Financial Statements.

                                                                        -------
                                                                             11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

DECREASE IN NET ASSETS                               2003               2002
================================================================================
OPERATIONS

Net investment loss                           $    (359,196)        $ (705,290)
--------------------------------------------------
Net realized loss                                (6,700,679)       (30,555,408)
--------------------------------------------------
Change in net unrealized appreciation             6,859,193          1,516,500
--------------------------------------------------------------------------------
Net decrease in net assets resulting
from operations                                    (200,682)       (29,744,198)
--------------------------------------------------------------------------------
================================================================================
CAPITAL SHARE TRANSACTIONS

Net decrease in net assets from
capital share transactions                       (8,876,695)       (14,862,949)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                       (9,077,377)       (44,607,147)
================================================================================
NET ASSETS

Beginning of period                             196,160,505        240,767,652
--------------------------------------------------------------------------------
End of period                                  $187,083,128       $196,160,505
================================================================================

Accumulated net investment loss                   $(359,196)                --
================================================================================

See Notes to Financial Statements.

-------
12

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund generally invests in companies with small, medium, and large market capitalization. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements.  All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class had not commenced as of April 30, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME --  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.  Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an  Exemptive Order issued by the
Securities and Exchange Commission, the fund, along  with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

                                                                   (continued)

                                                                        -------
                                                                             13

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class.  The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                               INVESTOR         INSTITUTIONAL         ADVISOR
                                 CLASS              CLASS              CLASS
-------------------------------------------------------------------------------
===============================================================================
FUND AVERAGE NET ASSETS
-----------------------------------
First $500 million              1.50%               1.30%              1.25%
-------------------------------------------------------------------------------
Next $500 million               1.45%               1.25%              1.20%
-------------------------------------------------------------------------------
Over $1 billion                 1.40%               1.20%              1.15%
-------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2003, was 1.50% for the Investor Class and 1.30% for the Institutional Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act.  The plan provides that the Advisor
Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%.  The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

                                                                   (continued)

-------
14

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2003, were $329,297,539 and $339,768,967, respectively.

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------

SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                                   200,000,000
================================================================================
Sold                                                  1,147,488     $ 4,176,514
--------------------------------------------------
Redeemed                                             (3,791,144)    (13,536,486)
--------------------------------------------------------------------------------
Net decrease                                         (2,643,656)    $(9,359,972)
================================================================================
YEAR ENDED OCTOBER 31, 2002

Sold                                                  2,795,235    $ 12,674,077
--------------------------------------------------
Redeemed                                             (6,537,630)    (27,838,795)
--------------------------------------------------------------------------------
Net decrease                                         (3,742,395)   $(15,164,718)
================================================================================
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    264,379        $975,742
--------------------------------------------------------------
Redeemed                                               (135,407)
                                                                       (492,465)
--------------------------------------------------------------------------------
Net increase                                            128,972        $483,277
================================================================================
YEAR ENDED OCTOBER 31, 2002

Sold                                                    532,774      $2,369,124
--------------------------------------------------------------
Redeemed                                               (462,472)     (2,067,355)
--------------------------------------------------------------------------------
Net increase                                             70,302      $  301,769
================================================================================
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------

SHARES AUTHORIZED                                    50,000,000
================================================================================

 5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did  not borrow from the line during the six months ended April 30, 2003.

                                                                   (continued)

                                                                        -------
                                                                             15

Notes to Financial Statements

APRIL 30, 2003 (UNAUDITED)

 6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of April 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $170,962,471
================================================================================
Gross tax appreciation of investments                               $18,641,349
--------------------------------------------------------------------
Gross tax depreciation of investments                                (1,401,230)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $17,240,119
================================================================================

The difference between book-basis and  tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2002, the fund had accumulated capital losses of $172,894,183, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

-------
16

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                                                 2003(1)         2002           2001          2000(2)
======================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period             $3.77          $4.32          $5.92           $5.00
------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(3)                         (0.01)         (0.01)          --(4)          (0.06)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.02          (0.54)         (1.60)           0.98
------------------------------------------------------------------------------------------------------
  Total From Investment Operations                0.01          (0.55)         (1.60)           0.92
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $3.78          $3.77          $4.32           $5.92
======================================================================================================
  TOTAL RETURN(5)                                 0.27%        (12.73)%       (27.03)%         18.40%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          1.50%(6)          1.50%          1.50%       1.50%(6)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (0.40)%(6)        (0.31)%        (0.09)%     (0.92)%(6)
--------------------------------------------
Portfolio Turnover Rate                           183%            330%           410%          250%
--------------------------------------------
Net Assets, End of Period (in thousands)      $177,858        $187,451       $231,108      $352,130
------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) November 30, 1999 (inception) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

                                                                        -------
                                                                             17

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------
                                                2003(1)         2002           2001          2000(2)
=====================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $3.79          $4.33          $5.92          $6.12
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                --(4)          --(4)          0.01          (0.01)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.01          (0.54)         (1.60)         (0.19)
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.01          (0.54)         (1.59)         (0.20)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $3.80          $3.79          $4.33          $5.92
=====================================================================================================
  TOTAL RETURN(5)                                0.26%        (12.47)%       (26.86)%        (3.27)%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.30%(6)           1.30%          1.30%       1.30%(6)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.20)%(6)         (0.11)%          0.11%     (0.52)%(6)
--------------------------------------------
Portfolio Turnover Rate                          183%             330%           410%        250%(7)
--------------------------------------------
Net Assets, End of Period (in thousands)       $9,226           $8,709         $9,659       $12,218
-----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2003 (unaudited).

(2) August 1, 2000 (commencement of sale) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period November 30, 1999 (inception of fund) through
    October 31, 2000.

See Notes to Financial Statements.

-------
18

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Advisor Class shares is higher than those of Investor Class shares; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

                                                                        -------
                                                                             19

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-------
20

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company  to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

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Notes

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Notes

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Notes

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[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

American Century Investment Services, Inc.
SH-SAN-34844S                    (c)2003 American Century Services Corporation

[inside back cover-- blank]

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
     1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Mutual Funds, Inc.

By:       /s/William M. Lyons
   Name:  William M. Lyons
   Title: President (principal executive officer)

Date:  June 27, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/William M. Lyons
    Name:   William M. Lyons
    Title:  President (principal executive officer)

Date:  June 27, 2003

By:         /s/Maryanne L. Roepke
    Name:   Maryanne L. Roepke
    Title:  Sr. Vice President, Treasurer and
            Chief Accounting Officer (principal financial officer)

Date:  June 27, 2003